As Filed with the Securities and Exchange Commission on February 6, 2002
                               File No. 333-____

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-14

                             REGISTRATION STATEMENT
                                    UNDER THE
                             SECURITIES ACT OF 1933

                       [ ] Pre-Effective Amendment No. __
                       [ ] Post-Effective Amendment No. __

                                 ABN AMRO FUNDS
               (Exact Name of Registrant as Specified in Charter)

                             161 NORTH CLARK STREET
                             CHICAGO, ILLINOIS 60601
               (Address of Principal Executive Offices, Zip Code)

        Registrant's Telephone Number, including Area Code (312) 223-2139

                               KENNETH C. ANDERSON
                                 ABN AMRO FUNDS
                             161 NORTH CLARK STREET
                             CHICAGO, ILLINOIS 60601
                     (Name and Address of Agent for Service)

                                    Copy to:
                                CATHY G. O'KELLY
                        VEDDER, PRICE, KAUFMAN & KAMMHOLZ
                            222 NORTH LASALLE STREET
                             CHICAGO, ILLINOIS 60601


         Approximate date of proposed public offering: As soon as practicable after the effective date of this Registration Statement.

         It is proposed that this filing will become effective on March 8, 2002 pursuant to Rule 488.

         No filing fee is required because an indefinite number of shares have previously been registered pursuant to Rule 24f-2 under the Investment Company Act of 1940.

                          INDEPENDENCE ONE MUTUAL FUNDS
                              5800 CORPORATE DRIVE
                         PITTSBURGH, PENNSYLVANIA 15237
                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS

                       TO BE HELD ON _______________, 2002

         Notice is hereby given that a Special Meeting of Shareholders of the Independence One Mutual Funds, with respect to eight of its series, the Independence One U.S. Treasury Money Market Fund, the Independence One International Equity Fund, the Independence One Michigan Municipal Cash Fund, the Independence One Fixed Income Fund, the Independence One U.S. Government Securities Fund, the Independence One Small Cap Fund, the Independence One Equity Plus Fund and the Independence One Prime Money Market Fund (each an "Independence One Fund" and collectively, the "Independence One Funds"), will be held at ____________________________, on ______________ __, 2002 at ______,
Eastern time, for the purposes of considering the proposals set forth below. Collectively, the proposals, if approved, will result in the transfer of the assets and stated liabilities of each Independence One Fund to a corresponding series of the ABN AMRO Funds in return for shares of the series of the corresponding ABN AMRO Fund (the "Reorganization"). Each Independence One Fund will then be terminated.

Proposal 1:       Approval of an Agreement and Plan of Reorganization providing for the transfer of all of the assets and liabilities of: (a) the Independence One U.S. Treasury Money Market Fund to the
                  ABN AMRO Treasury Money Market Fund; (b) the Independence One
                  International Equity Fund to the ABN AMRO International Equity
                  Fund; (c) the Independence One Michigan Municipal Cash Fund to the ABN AMRO Michigan Municipal Cash Fund; (d) the
                  Independence One Fixed Income Fund to the ABN AMRO Investment
                  Grade Bond Fund; (e) the Independence One U.S. Government
                  Securities Fund to the ABN AMRO Investment Grade Bond Fund;
                  (f) the Independence One Small Cap Fund to the ABN AMRO Select
                  Small Cap Fund; (g) the Independence One Equity Plus Fund to the ABN AMRO Equity Plus Fund; and (h) the Independence One
                  Prime Money Market Fund to the ABN AMRO Institutional Prime
                  Money Market Fund; in exchange for ABN AMRO Fund shares, and the distribution of shares so received to shareholders of the applicable Independence One Fund.

Proposal 2:       The transaction of such other business as may properly be
                  brought before the meeting.

         Shareholders of record of the Independence One Funds as of the close of business on ______________, 2002 are entitled to notice of, and to vote at this meeting, or any adjournment of this meeting. Shareholders of each Independence One Fund will vote separately, and the proposed Reorganization will be effected as to a particular Independence One Fund only if that Fund's shareholders approve the proposal.

         SHAREHOLDERS ARE REQUESTED TO EXECUTE AND RETURN PROMPTLY THE ACCOMPANYING PROXY CARD, WHICH IS BEING SOLICITED BY THE BOARD OF TRUSTEES OF INDEPENDENCE ONE FUNDS. YOU MAY EXECUTE THE PROXY CARD USING THE METHODS DESCRIBED IN THE PROXY CARD. EXECUTING THE PROXY CARD IS IMPORTANT TO ENSURE A QUORUM AT THE MEETING. PROXIES MAY BE REVOKED AT ANY TIME BEFORE THEY ARE EXERCISED BY SUBMITTING A WRITTEN NOTICE OF REVOCATION OR A SUBSEQUENTLY EXECUTED PROXY OR BY ATTENDING THE MEETING AND VOTING IN PERSON.

                                              By Order of the Board of Trustees

                                              [NAME]
                                              [TITLE]
                                              Independence One Mutual Funds

_____________, 2002

                           PROXY STATEMENT/PROSPECTUS

                              DATED _________, 2002

             RELATING TO THE ACQUISITION OF THE ASSETS OF SERIES OF
                          INDEPENDENCE ONE MUTUAL FUNDS
                              5800 CORPORATE DRIVE
                         PITTSBURGH, PENNSYLVANIA 15237
                                 1-888-898-0600

               BY AND IN EXCHANGE FOR SHARES OF CERTAIN SERIES OF
                                 ABN AMRO FUNDS
                             161 NORTH CLARK STREET
                             CHICAGO, ILLINOIS 60601
                                 1-800-992-8151

         This Proxy Statement/Prospectus is furnished in connection with the solicitation of proxies by the Board of Trustees of the Independence One Mutual Funds (the "Independence One Trust") in connection with the Special Meeting of Shareholders (the "Meeting") of eight series of the Independence One Trust: the Independence One U.S. Treasury Money Market Fund, the Independence One International Equity Fund, the Independence One Michigan Municipal Cash Fund, the Independence One Fixed Income Fund, the Independence One U.S. Government Securities Fund, the Independence One Small Cap Fund, the Independence One Equity Plus Fund and the Independence One Prime Money Market Fund (each an "Independence One Fund" and collectively, the "Independence One Funds"), to be held on _________, ____________, 2002 at _________ Eastern time, at
______________________________. At the Meeting, shareholders of each
Independence One Fund, voting separately, will be asked to consider and approve a proposed reorganization, as described in the Agreement and Plan of Reorganization, a form of which is attached hereto as Exhibit A (the "Reorganization Agreement"), by and between the Independence One Trust and ABN AMRO Funds ("ABN AMRO Trust"), on behalf of ABN AMRO Treasury Money Market Fund, ABN AMRO International Equity Fund, ABN AMRO Michigan Municipal Cash Fund, ABN AMRO Investment Grade Bond Fund, ABN AMRO Select Small Cap Fund, ABN AMRO Equity Plus Fund and ABN AMRO Institutional Prime Money Market Fund (each an "ABN AMRO Fund" and collectively, the "ABM AMRO Funds"). The ABN AMRO Trust and the Independence One Trust are referred to collectively as the "Trusts" and the participating series of the Trusts are referred to collectively as the "Funds." Collectively, the proposals, if approved, will result in the transfer of the assets and liabilities of each Independence One Fund to the corresponding ABN AMRO Fund in return for shares of the ABN AMRO Fund (the "Reorganization"). Each Independence One Fund will then be terminated.

         This Proxy Statement/Prospectus sets forth concisely the information that a shareholder of each Independence One Fund should know before voting on the Reorganization, and should be retained for future reference. Certain additional relevant documents listed below, which have been filed with the Securities and Exchange Commission ("SEC"), are incorporated in whole or in part by reference. A Statement of Additional Information dated ________, 2002, relating to this Proxy Statement/Prospectus and the Reorganization and including certain financial information about the Independence One Funds and the ABN AMRO Funds, has been filed with the SEC and is incorporated in its entirety into this Proxy Statement/Prospectus. A copy of such Statement of Additional Information is available upon request and without charge by writing to the ABN AMRO Funds, P.O. Box 9765, Providence, Rhode Island 02940, or by calling toll-free 1-800-992-8151.

         THE SEC HAS NOT APPROVED OR DISAPPROVED THESE SECURITIES OR PASSED UPON THE ADEQUACY OF THIS PROXY STATEMENT/PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

         The Reorganization Agreement provides that each Independence One Fund will transfer all of its assets and liabilities to the corresponding ABN AMRO Fund listed opposite its name in the following chart:

    INDEPENDENCE ONE FUND (SELLING FUND)                           ABN AMRO FUND (ACQUIRING FUND)
    ------------------------------------                           ------------------------------

Independence One U.S. Treasury Money Market Fund             ABN AMRO Treasury Money Market Fund
Independence One International Equity Fund                   ABN AMRO International Equity Fund
Independence One Michigan Municipal Cash Fund                ABN AMRO Michigan Municipal Cash Fund
Independence One Fixed Income Fund                           ABN AMRO Investment Grade Bond Fund
Independence One U.S. Government Securities Fund             ABN AMRO Investment Grade Bond Fund
Independence One Small Cap Fund                              ABN AMRO Select Small Cap Fund
Independence One Equity Plus Fund                            ABN AMRO Equity Plus Fund
Independence One Prime Money Market Fund                     ABN AMRO Institutional Prime Money Market Fund

         In exchange for the transfer of these assets and liabilities, each ABN AMRO Fund will issue shares to the corresponding Independence One Fund listed above, in an amount equal in value to the aggregate net assets of the Independence One Fund. These transfers are expected to occur in two steps at 8:00 a.m. Eastern time (the "Effective Time") on or about May 24, 2002 and May 31, 2002 (the "Closing Dates"). On the first Closing Date, each Independence One Fund that is combining with the ABN AMRO Treasury Money Market Fund, the ABN AMRO International Equity Fund or the ABN AMRO Institutional Prime Money Market Fund (collectively, the "Existing ABN AMRO Funds"), will transfer all of the assets and liabilities to such Existing ABN AMRO Fund in exchange for shares of the Existing ABN AMRO Fund. On the second Closing Date, each Independence One Fund that is combining with the ABN AMRO Michigan Municipal Cash Fund, the ABN AMRO Investment Grade Bond Fund, the ABN AMRO Select Small Cap Fund or the ABN AMRO Equity Plus Fund (collectively, the "New ABN AMRO Funds"), will transfer all of its assets and liabilities to such New ABN AMRO Fund in exchange for shares of the New ABN AMRO Fund.

         The Independence One Funds offer up to five classes of shares: Class A Shares, Class B Shares, Trust Class Shares, Class K Shares and Class Y Shares. The ABN AMRO Funds also offer up to five classes of shares: Class N Shares, Class I Shares, Class S Shares, Class Y Shares and Class YS Shares. However, Class S Shares are not involved in the Reorganization. Holders of Class K Shares of the Independence One U.S. Treasury Money Market Fund will receive Class I Shares of the ABN AMRO Treasury Money Market Fund; holders of Class A Shares of the Independence One International Equity Fund will receive Class N Shares of the ABN AMRO International Equity Fund; holders of Class K Shares of the Independence One Michigan Municipal Cash Fund will receive Class I Shares of the ABN AMRO Michigan Municipal Cash Fund; holders of Trust Class Shares and Class B Shares of the Independence One Fixed Income Fund will receive Class I Shares of the ABN AMRO Investment Grade Bond Fund; holders of Class A Shares and Class B Shares of the Independence One U.S. Government Securities Fund will receive Class I Shares of the ABN AMRO Investment Grade Bond Fund; holders of Class A Shares of the Independence One Small Cap Fund will receive Class N Shares of the ABN AMRO Select Small Cap Fund; holders of Trust Class Shares, Class A Shares and Class B Shares of the Independence One Equity Plus Fund will receive Class I Shares of the ABN AMRO Equity Plus Fund; and holders of Class Y

Shares and Class K Shares of the Independence One Prime Money Market Fund will receive Class Y Shares and Class YS Shares, respectively, of the ABN AMRO Institutional Prime Money Market Fund.

         Immediately after the transfer of the Independence One Funds' assets and liabilities, the Independence One Funds will make a liquidating distribution to their shareholders of the ABN AMRO Funds' shares received, so that a holder of shares in an Independence One Fund at the Effective Time of the Reorganization will receive a number of shares of the corresponding ABN AMRO Fund with the same aggregate value as the shareholder had in the Independence One Fund immediately before the Effective Time. At the Effective Time, shareholders of each Independence One Fund will become shareholders of the corresponding ABN AMRO Fund. Each Independence One Fund will then be terminated.

         Each Trust is an open-end, management investment company registered under the Investment Company Act of 1940 (the "1940 Act"). Currently, each Independence One Fund is advised by Independence One Capital Management ("Independence One Capital"). Independence One Capital is a direct, wholly-owned subsidiary of ABN AMRO North America, Inc. (which is an indirect, wholly-owned subsidiary of ABN AMRO Holding N.V.) Federated Securities Corp. ("Federated") is the principal underwriter of the Independence One Funds. Federated Administrative Services, a subsidiary of Federated, serves as administrator to the Independence One Funds. Federated Services Company, through its registered transfer agent subsidiary, Federated Shareholder Services Company, serves as transfer agent for the Independence One Funds.

         ABN AMRO Asset Management (USA) LLC ("AAAM") is the investment adviser to the ABN AMRO Funds. AAAM is a direct, wholly-owned subsidiary of LaSalle National Association, which is an indirect, wholly-owned subsidiary of ABN AMRO Holding N.V. ABN AMRO Investment Services, Inc., an affiliate of AAAM, serves as administrator to the ABN AMRO Funds and PFPC, Inc. serves as the sub-administrator and transfer agent. ABN AMRO Distribution Services (USA) Inc. serves as the ABN AMRO Funds' principal underwriter.

         For a more detailed discussion of the investment objectives, policies, risks and restrictions of the Independence One Funds, see the Independence One Funds' prospectuses and statement of additional information dated June 30, 2001, as amended and/or supplemented, which have been filed with the SEC and are incorporated by reference into this Proxy Statement/Prospectus. Copies of the prospectuses and statement of additional information for the Independence One Funds are available upon request and without charge by calling 1-888-898-0600.

         For a more detailed discussion of the investment objectives, policies, risks and restrictions of the Existing ABN AMRO Funds, see the ABN AMRO Funds' prospectuses and statement of additional information dated March 1, 2002, as amended and/or supplemented, which have been filed with the SEC and are incorporated by reference into this Proxy Statement/Prospectus insofar as they relate to the ABN AMRO Funds participating in the Reorganization. No other parts of the prospectuses or statement of additional information are incorporated herein. For a more detailed discussion of the investment objectives, policies, risks and restrictions of the New ABN AMRO Funds, see the ABN AMRO Funds' prospectuses and statement of additional information dated __________, 2002, which have been filed with the SEC and are incorporated by reference into this Proxy Statement/Prospectus. Copies of the prospectuses for the ABN AMRO Funds accompany this Proxy Statement/Prospectus. Copies of the statements of additional information for the ABN AMRO Funds are available upon request and without charge by calling 1-800-922-8151.

         This Proxy Statement/Prospectus is expected to be sent to shareholders on or about _____ __, 2002.

                                TABLE OF CONTENTS

                                                                                                                   PAGE
Synopsis .......................................................................................................    1
Investment Risks................................................................................................   27
Information Relating to the Reorganization......................................................................   31
Federal Income Taxes............................................................................................   32
Capitalization..................................................................................................   33
Reasons for the Reorganization..................................................................................   34
Shareholder Rights..............................................................................................   35
Additional Information..........................................................................................   37
Voting Matters..................................................................................................   38
Other Business..................................................................................................   40
Shareholder Inquiries...........................................................................................   40


Exhibit A - Agreement and Plan of Reorganization

Exhibit B - Management's Discussion of the Existing ABN AMRO Funds' Performance

                                    SYNOPSIS

         This Synopsis is designed to allow you to compare the current fees, investment objectives, policies and restrictions, and distribution, purchase, exchange and redemption procedures of each Independence One Fund with those of its corresponding ABN AMRO Fund. It is a summary of certain information contained elsewhere in this Proxy Statement/Prospectus, or incorporated by reference into this Proxy Statement/Prospectus. Shareholders should read this entire Proxy Statement/Prospectus carefully. For more complete information, please read the prospectus attached hereto for each Fund.

THE REORGANIZATION

         BACKGROUND. Pursuant to the Reorganization Agreement (a form of which is attached hereto as Exhibit A), each Independence One Fund will transfer all of its assets and liabilities to its corresponding ABN AMRO Fund solely in exchange for shares of that ABN AMRO Fund. Each Independence One Fund will distribute the ABN AMRO Fund shares that it receives to its shareholders. Each Independence One Fund will then be terminated. The result of the Reorganization is that shareholders of each Independence One Fund will become shareholders of the corresponding ABN AMRO Fund. No sales charges will be imposed in connection with the Reorganization.

         The Board of Trustees of the Independence One Trust, including the Trustees who are not "interested persons" within the meaning of Section 2(a)(19) of the 1940 Act, has concluded that the Reorganization would be in the best interests of each Independence One Fund and its existing shareholders, and that the interests of existing shareholders would not be diluted as a result of the transactions contemplated by the Reorganization. Management of the Independence One Funds believes that the shareholders of the Independence One Funds would benefit from the larger asset base, increased product array and anticipated economies of scale that are expected to result from the Reorganization. THE BOARD OF TRUSTEES OF THE INDEPENDENCE ONE TRUST UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR APPROVAL OF THE REORGANIZATION.

         TAX CONSEQUENCES. The Reorganization is intended to qualify for U.S. federal income tax purposes as a tax-free reorganization. If the Reorganization so qualifies, neither the Independence One Funds nor their shareholders will recognize gain or loss in the transactions contemplated by the Reorganization. As a condition to the closing of the Reorganization, the Trusts will receive an opinion from counsel to the ABN AMRO Trust to that effect. No tax ruling from the Internal Revenue Service regarding the Reorganization has been requested. The opinion of counsel is not binding on the Internal Revenue Service and does not preclude the Internal Revenue Service from adopting a contrary position.

         DISTRIBUTIONS. Before the Reorganization, each Independence One Fund expects to distribute ordinary income and capital gains, if any, to its shareholders.

         SPECIAL CONSIDERATIONS AND RISK FACTORS. Although the investment objectives and policies of the ABN AMRO Funds and the corresponding Independence One Funds are generally similar, there are certain differences. Therefore, an investment in an ABN AMRO Fund may involve investment risks that are different in some respects from those of its corresponding Independence One Fund. For a more complete discussion of the risks associated with the respective Funds, see "INVESTMENT RISKS" below.

THE TRUSTS

         Independence One Trust is an open-end, management investment company, which offers redeemable shares in different series. It was organized as a Massachusetts business trust on January 9, 1989. The Independence One Funds offer multiple classes of shares. The Independence One equity and bond funds offer one or more of the following Classes: Class A Shares, Class B Shares and Trust Class Shares. The Independence One money market funds offer Class K Shares and/or Class Y Shares. The Classes differ with respect to sales charges, distribution fees and shareholder servicing costs, as set forth in the Independence One Funds' prospectuses.

         The ABN AMRO Trust is an open-end management investment company, which offers redeemable shares in different series. It was organized as a Delaware business trust on September 10, 1993. The ABN AMRO Funds offer up to five classes of shares, Class N Shares, Class I Shares, Class S Shares, Class Y Shares and Class YS Shares. The five Classes differ with respect to distribution fees and shareholder servicing costs, as set forth in the ABN AMRO Funds' prospectuses.

FEES AND EXPENSES

         The following comparative fee tables show the fees for each ABN AMRO Fund and its corresponding Independence One Fund as of December 31, 2001. The pro forma table shows the ABN AMRO Fund's fees assuming that the Reorganization is approved.

                     ABN AMRO TREASURY MONEY MARKET FUND --
                INDEPENDENCE ONE U.S. TREASURY MONEY MARKET FUND

                                SHAREHOLDER FEES

         There are no sales charges on purchases, exchanges or redemptions.

         If you redeem shares of the ABN AMRO Treasury Money Market Fund by wire, $20 will be deducted from the amount redeemed.

                            ANNUAL OPERATING EXPENSES
                     (AS A PERCENTAGE OF AVERAGE NET ASSETS)

         This table describes the expenses that you may pay indirectly if you hold Fund shares.

                                                                      INDEPENDENCE ONE      PRO FORMA - ABN AMRO
                                             ABN AMRO TREASURY      U.S. TREASURY MONEY        TREASURY MONEY
                                             MONEY MARKET FUND       MARKET FUND (CLASS     MARKET FUND (CLASS I
                                              (CLASS I SHARES)           K SHARES)                 SHARES)
                                             -----------------       ------------------     --------------------

Management Fees........................            0.35%                  0.40%                    0.35%
Distribution (12b-1) Fees..............            None                   0.00%(2)                 None
Other Expenses.........................            0.11%                  0.24%                    0.10%
Total Annual Operating Expenses........            0.46%                  0.64%                    0.45%
Contractual Waivers and/or
   Reimbursements......................           (0.10)%                 None                    (0.09)%
Net Operating Expenses.................            0.36%(1)               None                     0.36%(1)

---------

(1) This reflects a continuation of AAAM's contractual undertakings to waive management fees and/or reimburse expenses exceeding the limit shown. AAAM is contractually obligated to waive management fees and/or reimburse expenses through September 30, 2003 at the rate shown in the table.

(2) The Independence One U.S. Treasury Money Market Fund did not pay or accrue any distribution (12b-1) fees. The Fund's distributor can pay up to 0.25% of the Fund's average daily net assets as a 12b-1 fee, which is reimbursed by the Fund.

                                     EXAMPLE

         The example below is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in each Fund for the time periods indicated, that your investment has a 5% return each year and that each Fund's Annual Operating Expenses remain the same as shown above. The example reflects contractual waivers and reimbursements for applicable periods. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeem all of your shares at the end of the time periods indicated:

                         FUND                             1 YEAR         3 YEARS        5 YEARS        10 YEARS
                         ----                             ------         -------        -------        --------

ABN AMRO Treasury Money Market Fund (Class I
   Shares).........................................          $37           $138           $248            $569
Independence One U.S. Treasury Money Market (Class
   K Shares).......................................           65            205            357             798
Pro Forma - ABN AMRO Treasury Money Market Fund
   (Class I Shares)................................           37            135            243             558

                      ABN AMRO INTERNATIONAL EQUITY FUND --
                   INDEPENDENCE ONE INTERNATIONAL EQUITY FUND

                                SHAREHOLDER FEES

         This table describes the fees paid directly from your investment.

                                                                                                 PRO FORMA -
                                                  ABN AMRO            INDEPENDENCE ONE            ABN AMRO
                                               INTERNATIONAL           INTERNATIONAL            INTERNATIONAL
                                             EQUITY FUND (CLASS      EQUITY FUND (CLASS     EQUITY FUND (CLASS N
                                                 N SHARES)               A SHARES)                 SHARES)
                                             ------------------      ------------------     --------------------
Maximum Sales Charge (Load) Imposed on
   Purchases (as a percentage of
   offering price).....................             None                   4.00%                    None
Redemption Fee.........................      2% within 90 days             None               2% within 90 days

If you redeem shares of the ABN AMRO International Equity Fund by wire, $20 will be deducted from the amount redeemed.

                            ANNUAL OPERATING EXPENSES
                     (AS A PERCENTAGE OF AVERAGE NET ASSETS)

         This table describes the expenses that you may pay indirectly if you hold Fund shares.

                                                                                                 PRO FORMA -
                                                  ABN AMRO            INDEPENDENCE ONE            ABN AMRO
                                               INTERNATIONAL           INTERNATIONAL            INTERNATIONAL
                                             EQUITY FUND (CLASS      EQUITY FUND (CLASS     EQUITY FUND (CLASS N
                                                 N SHARES)*              A SHARES)                 SHARES)
                                             ------------------      ------------------     --------------------

Management Fees........................            1.00%                   1.00%(2)                1.00%
Distribution (12b-1) Fees..............            0.25%                   None                    0.25%
Other Expenses.........................            0.26%                   1.30%(3)                0.26%
Total Annual Operating Expenses........            1.51%                   2.30%(4)                1.51%
Contractual Waivers and/or
   Reimbursements......................           (0.10)%                  N/A                    (0.10)%
Net Operating Expenses.................            1.41%(1)                N/A                     1.41%(1)

----------

*        Calculated as of December 31, 2001 based on a pro forma budget.

(1) This reflects a continuation of AAAM's contractual undertakings to waive management fees and/or reimburse expenses exceeding the limit shown. AAAM is contractually obligated to waive management fees and/or reimburse expenses through September 30, 2003 at the rate shown in the table.

(2) Independence One Capital voluntarily waived a portion of the Fund's management fee. Independence One Capital can terminate this voluntary waiver at any time. The management fee actually paid (after the voluntary waiver) was 0.55%.

(3) The administrator for the Independence One International Equity Fund voluntarily reduced certain operating expenses of the Fund. These voluntary reductions can be terminated at any time. Total other expenses actually paid by the Fund was 1.11%.

(4) Total annual operating expenses paid by the Fund (after the voluntary waiver) were 1.66%.

                                     EXAMPLE

         The example below is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in each Fund for the time periods indicated, that your investment has a 5% return each year and that each Fund's Annual Operating Expenses remain the same as shown above. The example reflects contractual waivers and reimbursements for applicable periods. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeem all of your shares at the end of the time periods indicated:

                     FUND                          1 YEAR           3 YEARS          5 YEARS          10 YEARS
                     ----                          ------           -------          -------          --------

ABN AMRO International Equity Fund (Class
   N Shares)...............................          $144             $467           $   814            $1,793
Independence One International Equity Fund
   (Class A Shares)........................           233              718             1,230             2,636
Pro Forma ABN AMRO International Equity
   Fund (Class N Shares)...................           144              467               814             1,793

                    ABN AMRO MICHIGAN MUNICIPAL CASH FUND --
                  INDEPENDENCE ONE MICHIGAN MUNICIPAL CASH FUND

                                SHAREHOLDER FEES

         There are no sales charges on purchases, exchanges or redemptions.

         If you redeem shares of the ABN AMRO Michigan Municipal Cash Fund by wire, $20 will be deducted from the amount redeemed.

                            ANNUAL OPERATING EXPENSES
                     (AS A PERCENTAGE OF AVERAGE NET ASSETS)

         This table describes the expenses that you may pay indirectly if you hold Fund shares.

                                                                      INDEPENDENCE ONE      PRO FORMA - ABN AMRO
                                             ABN AMRO MICHIGAN       MICHIGAN MUNICIPAL      MICHIGAN MUNICIPAL
                                            MUNICIPAL CASH FUND      CASH FUND (CLASS K      CASH FUND (CLASS I
                                              (CLASS I SHARES)*           SHARES)                  SHARES)
                                            -------------------      ------------------      ------------------

Management Fees........................            0.40%                  0.40%(1)                 0.40%
Distribution (12b-1) Fees..............            None                   0.00%(2)                 None
Other Expenses.........................            0.36%                  0.56%                    0.36%
Total Annual Operating Expenses........            0.76%                  0.96%(3)                 0.76%
Contractual Waivers and/or
   Reimbursements......................           (0.19)%                 N/A                     (0.19)%
Net Operating Expenses.................            0.57%                  N/A                      0.57%(4)

-----------------
 *       Calculated as of December 31, 2001 based on a pro forma budget.

(1) Independence One Capital voluntarily waived a portion of the Fund's management fee. Independence One Capital can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.15%.

(2) The Independence One Michigan Municipal Cash Fund did not pay or accrue any distribution (12b-1) fees. The Fund's distributor can pay up to 0.25% of the Fund's average daily net assets as a 12b-1 fee, which is reimbursed by the Fund.

(3) Total annual operating expenses paid by the Fund (after the voluntary waiver) were 0.71%.

(4) The Reorganization Agreement provides that the ABN AMRO Michigan Municipal Cash Fund's net operating expenses will not exceed levels calculated as of the date of the Reorganization for four full calendar quarters following the Reorganization. Because the above expense information is calculated as of December 31, 2001, the actual expense limit may be higher or lower than shown.

                                     EXAMPLE

         The example below is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in each Fund for the time periods indicated, that your investment has a 5% return each year and that each Fund's Annual Operating Expenses remain the same as shown above. The example reflects contractual waivers and reimbursements for applicable periods. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeem all of your shares at the end of the time periods indicated:

                         FUND                             1 YEAR         3 YEARS        5 YEARS        10 YEARS
                         ----                             ------         -------        -------        --------
ABN AMRO Michigan Municipal Cash Fund (Class I
   Shares).........................................          $58           $224           $404          $   924
Independence One Michigan Municipal Cash Fund
   (Class K Shares)................................           98            306            531            1,178
Pro Forma - ABN AMRO Michigan Municipal Cash Fund
   (Class I Shares)................................           58            224            404              924

                     ABN AMRO INVESTMENT GRADE BOND FUND --
                       INDEPENDENCE ONE FIXED INCOME FUND

                                SHAREHOLDER FEES

         This table describes the fees paid directly from your investment.

                                                                                                                  PRO FORMA - ABN
                                            ABN AMRO INVESTMENT       INDEPENDENCE ONE       INDEPENDENCE ONE     AMRO INVESTMENT
                                              GRADE BOND FUND         FIXED INCOME FUND      FIXED INCOME FUND    GRADE BOND FUND
                                             (CLASS I SHARES)       (TRUST CLASS SHARES)     (CLASS B SHARES)     (CLASS I SHARES)
                                            -------------------       ----------------      -------------------   ---------------
Maximum Deferred Rate Charge (Loss)
   (as a percentage of original purchase
   price or redemption proceeds, as
   applicable) ............................         None                    None                   5.00%                None



         If you redeem shares of the ABN AMRO Investment Grade Bond Fund by wire, $20 will be deducted from the amount redeemed.

                            ANNUAL OPERATING EXPENSES
                     (AS A PERCENTAGE OF AVERAGE NET ASSETS)

         This table describes the expenses that you may pay indirectly if you hold Fund shares.

                                                                                                                  PRO FORMA - ABN
                                            ABN AMRO INVESTMENT       INDEPENDENCE ONE       INDEPENDENCE ONE     AMRO INVESTMENT
                                              GRADE BOND FUND         FIXED INCOME FUND      FIXED INCOME FUND    GRADE BOND FUND
                                             (CLASS I SHARES)*      (TRUST CLASS SHARES)     (CLASS B SHARES)     (CLASS I SHARES)
                                            -------------------       ----------------      -------------------   ---------------
Management Fees........................             0.70%                  0.75%(1)               0.75%(1)             0.70%
Distribution (12b-1) Fees..............             None                   None                   0.75%(1)             None
Other Expenses.........................             0.18%                  0.30%                  0.30%                0.18%
Shareholder Servicing Fee..............             None                   None                   0.25%                None
Total Annual Operating Expenses........             0.88%                  1.05%(2)               2.05%(2)             0.88%
Contractual Waivers and/or
   Reimbursements......................            (0.31)%                 N/A                    N/A                 (0.31)%
Net Operating Expenses.................             0.57%                  N/A                    N/A                  0.57%(2)

----------

*        Calculated as of December 31, 2001 based on a pro forma budget.

(1) Independence One Capital voluntarily waived a portion of the management fee. Independence One Capital may terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.30%.

(2) Total annual operating expenses paid by the Fund (after the voluntary waivers) were 0.60% and 1.60%, respectively, for the Fund's Trust Class shares and Class B shares.

(3) The Reorganization Agreement provides that the ABN AMRO Investment Grade Bond Fund's net operating expenses will not exceed levels calculated as of the date of the Reorganization for four full calendar quarters following the Reorganization. Because the above expense information is calculated as of December 31, 2001, the actual expense limit may be higher or lower than shown.

                                     EXAMPLE

         The example below is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in each Fund for the time periods indicated, that your investment has a 5% return each year and that each Fund's Annual Operating Expenses remain the same as shown above. The example reflects contractual waivers and reimbursements for applicable periods. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeem all of your shares at the end of the time periods indicated:

                         FUND                             1 YEAR         3 YEARS        5 YEARS        10 YEARS
                         ----                             ------         -------        -------        --------
ABN AMRO Investment Grade Bond (Class I Shares)....        $  58           $250         $  457           $1,056
Independence One Fixed Income Fund (Trust Class
   Shares).........................................          107            334            579            1,283
(Class B Shares) ..................................          208            643          1,103            2,379
Pro Forma - ABN AMRO Investment Grade Bond (Class
   I Shares).......................................           58            250            457            1,056

                     ABN AMRO INVESTMENT GRADE BOND FUND --
                INDEPENDENCE ONE U.S. GOVERNMENT SECURITIES FUND

                                SHAREHOLDER FEES

         This table describes the fees paid directly from your investment.

                                                             INDEPENDENCE       INDEPENDENCE        PRO FORMA -
                                             ABN AMRO          ONE U.S.           ONE U.S.           ABN AMRO
                                            INVESTMENT        GOVERNMENT         GOVERNMENT         INVESTMENT
                                            GRADE BOND        SECURITIES         SECURITIES         GRADE BOND
                                          FUND (CLASS I      FUND (CLASS A      FUND (CLASS B      FUND (CLASS I
                                             SHARES)            SHARES)            SHARES)            SHARES)
                                          -------------      -------------      -------------      -------------

Maximum Sales Charge (Load) Imposed
   on Purchases (as a percentage of
   offering price)...................          None              4.00%              None               None
Maximum Deferred Sales Charge (Load)
   (as a percentage of original
   purchase price or redemption
   proceeds, as applicable)..........          None              None               5.00%              None

         If you redeem shares of the ABN AMRO Investment Grade Bond Fund by wire, $20 will be deducted from the amount redeemed.

                            ANNUAL OPERATING EXPENSES
                     (AS A PERCENTAGE OF AVERAGE NET ASSETS)

         This table describes the expenses that you may pay indirectly if you hold Fund shares.

                                                             INDEPENDENCE       INDEPENDENCE        PRO FORMA -
                                             ABN AMRO          ONE U.S.           ONE U.S.           ABN AMRO
                                            INVESTMENT        GOVERNMENT         GOVERNMENT         INVESTMENT
                                            GRADE BOND        SECURITIES         SECURITIES         GRADE BOND
                                          FUND (CLASS I      FUND (CLASS A      FUND (CLASS B      FUND (CLASS I
                                             SHARES)*           SHARES)            SHARES)            SHARES)
                                          -------------      -------------      -------------      -------------

Management Fees......................          0.70%            0.70%(1)            0.70%(1)           0.70%
Distribution (12b-1) Fees............          None             None                0.75%              None
Shareholder Servicing Fee............          None             None                0.25%              None
Other Expenses.......................          0.18%            0.58%               0.58%              0.18%
Total Annual Operating Expenses......          0.88%            1.28%(2)            2.28%(2)           0.88%
Contractual Waivers and/or
   Reimbursements....................         (0.31)%           N/A                 N/A               (0.31)%
Net Operating Expenses...............          0.57%            N/A                 N/A                0.57%(3)

----------
*        Calculated as of December 31, 2001 based on a pro forma budget.

(1) Independence One Capital voluntarily waived a portion of the management fee. Independence One Capital may terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.20%.

(2) Total annual operating expenses paid by the Fund (after the voluntary waivers) were 0.78% and 1.78%, respectively, for the Fund's Class A Shares and Class B Shares.

(3) The Reorganization Agreement provides that the ABN AMRO Investment Grade Bond Fund's net operating expenses will not exceed levels calculated as of the date of the Reorganization for four full calendar quarters following the Reorganization. Because the above expense information is calculated as of December 31, 2001, the actual expense limit may be higher or lower than shown.

                                     EXAMPLE

         The example below is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in each Fund for the time periods indicated, that your investment has a 5% return each year and that each Fund's Annual Operating Expenses remain the same as shown above. The example reflects contractual waivers and reimbursements for applicable periods. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeem all of your shares at the end of the time periods indicated:

                         FUND                             1 YEAR         3 YEARS        5 YEARS        10 YEARS
                         ----                             ------         -------        -------        --------
ABN AMRO Investment Grade Bond Fund (Class I
   Shares).........................................        $  58           $250         $   457          $1,056
Independence One U.S. Government Securities Fund
   (Class A Shares)................................          130            406             702           1,545
   (Class B Shares)................................          231            712           1,220           2,615
Pro Forma - ABN AMRO Investment Grade Bond Fund
   (Class I Shares)................................           58            250             457           1,056

                        ABN AMRO SELECT SMALL CAP FUND --
                         INDEPENDENCE ONE SMALL CAP FUND

                                SHAREHOLDER FEES

         This table describes the fees paid directly from your investment.

                                              ABN AMRO SELECT         INDEPENDENCE ONE      PRO FORMA - ABN AMRO
                                               SMALL CAP FUND          SMALL CAP FUND         SELECT SMALL CAP
                                              (CLASS N SHARES)        (CLASS A SHARES)      FUND (CLASS N SHARES)
                                              ---------------         ----------------      --------------------

Maximum Sales Charge (Load) Imposed on
   Purchases (as a percentage of
   offering price).....................             None                   4.00%                    None

         If you redeem shares of the ABN AMRO Select Small Cap Fund by wire, $20 will be deducted from the amount redeemed.

                            ANNUAL OPERATING EXPENSES
                     (AS A PERCENTAGE OF AVERAGE NET ASSETS)

         This table describes the expenses that you may pay indirectly if you hold Fund shares.

                                              ABN AMRO SELECT         INDEPENDENCE ONE      PRO FORMA - ABN AMRO
                                               SMALL CAP FUND          SMALL CAP FUND         SELECT SMALL CAP
                                              (CLASS N SHARES)*       (CLASS A SHARES)      FUND (CLASS N SHARES)
                                              ----------------        ----------------      ---------------------
Management Fees........................             0.50%                   0.50%                  0.50%
Distribution (12b-1) Fees..............             0.25%                   None                   0.25%
Other Expenses.........................             0.27%                   0.54%(1)               0.27%
Total Annual Operating Expenses........             1.02%                   1.04%(2)               1.02%
Contractual Waivers and/or
   Reimbursements......................            (0.09)%                  N/A                   (0.09)%
Net Operating Expenses.................             0.93%                   N/A                    0.93%(3)

-----------

 *       Calculated as of December 31, 2001 based on a pro forma budget.

(1) Independence One Capital voluntarily waived a portion of the management fee. Independence One Capital may terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.49%.

(2) Total annual operating expenses paid by the Fund (after the voluntary waiver) were 1.03%.

(3) The Reorganization Agreement provides that the ABN AMRO Select Small Cap Fund's net operating expenses will not exceed levels calculated as of the date of the Reorganization for four full calendar quarters following the Reorganization. Because the above expense information is calculated as of December 31, 2001, the actual expense limit may be higher or lower than shown.

                                     EXAMPLE

         The example below is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in each Fund for the time periods indicated, that your investment has a 5% return each year and that each Fund's Annual Operating Expenses remain the same as shown above. The example reflects contractual waivers and reimbursements for applicable periods. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeem all of your shares at the end of the time periods indicated:

                    FUND                           1 YEAR           3 YEARS          5 YEARS          10 YEARS
                    ----                           ------           -------          -------          --------
ABN AMRO Select Small Cap Fund (Class N
   Shares)................................          $  95              $316            $554             $1,240
Independence One Small Cap Fund (Class A
   Shares)................................            106               331             574              1,271
Pro Forma - ABN AMRO Select Small Cap
   Fund (Class N Shares)..................             95               316             554              1,240

                          ABN AMRO EQUITY PLUS FUND --
                        INDEPENDENCE ONE EQUITY PLUS FUND

                                SHAREHOLDER FEES

         This table describes the fees paid directly from your investment.

                                ABN AMRO      INDEPENDENCE      INDEPENDENCE     INDEPENDENCE      PRO FORMA -
                                EQUITY         ONE EQUITY        ONE EQUITY       ONE EQUITY        ABN AMRO
                                PLUS FUND       PLUS FUND        PLUS FUND         PLUS FUND       EQUITY PLUS
                                (CLASS I      (TRUST CLASS        (CLASS A         (CLASS B        FUND (CLASS
                                 SHARES)         SHARES)          SHARES)           SHARES)         I SHARES)
                                --------      ------------      ------------     ------------      -----------

Maximum Sales Charge
   (Load) Imposed on
   Purchases (as a
   percentage of offering
   price)..................        None           None             4.00%             None             None
Maximum Deferred Sales
   Charge (Load) (as a
   percentage of original
   purchase price or
   redemption proceeds, as
   applicable).............        None           None              None             5.00%            None

If you redeem shares of the ABN AMRO Equity Plus Fund by wire, $20 will be deducted from the amount redeemed.

                            ANNUAL OPERATING EXPENSES
                     (AS A PERCENTAGE OF AVERAGE NET ASSETS)

         This table describes the expenses that you may pay indirectly if you hold Fund shares.

                                ABN AMRO      INDEPENDENCE      INDEPENDENCE     INDEPENDENCE      PRO FORMA -
                                EQUITY         ONE EQUITY        ONE EQUITY       ONE EQUITY        ABN AMRO
                                PLUS FUND       PLUS FUND        PLUS FUND         PLUS FUND       EQUITY PLUS
                                (CLASS I      (TRUST CLASS        (CLASS A         (CLASS B        FUND (CLASS
                                 SHARES)*        SHARES)          SHARES)           SHARES)         I SHARES)
                                --------      ------------      ------------     ------------      -----------

Management Fees............        0.40%          0.40%(1)         0.40%(1)          0.40%(1)         0.40%
Distribution (12b-1) Fees..        None          None              0.25%             0.75%            None
Shareholder Servicing Fee..        None          None              None              0.25%            None
Other Expenses.............        0.12%          0.30%            0.30%             0.30%            0.12%
Total Annual Operating
   Expenses................        0.52%          0.70%(2)         0.95%(2)          1.70%(2)         0.52%
Contractual Waivers and/or
   Reimbursements..........        0.00%         N/A               N/A               N/A              0.00%
Net Operating Expenses.....        0.52%         N/A               N/A               N/A              0.52%(3)

-----------

 *       Calculated as of December 31, 2001 based on a pro forma budget.

(1) Independence One Capital voluntarily waived a portion of the management fee. The management fee actually paid (after the voluntary waiver) was 0.30%.

(2) Total annual operating expenses paid by the Fund (after the voluntary waivers) were 0.60%, 0.85% and 1.60%, respectively, for the Fund's Trust Class Shares, Class A and Class B Shares.

(3) The Reorganization Agreement provides that the ABN AMRO Equity Plus Fund's net operating expenses will not exceed levels calculated as of the date of the Reorganization for four full calendar quarters following the Reorganization. Because the above expense information is calculated as of December 31, 2001, the actual expense limit may be higher or lower than shown.

                                     EXAMPLE

         The example below is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in each Fund for the time periods indicated, that your investment has a 5% return each year and that each Fund's Annual Operating Expenses remain the same as shown above. The example reflects contractual waivers and reimbursements for applicable periods. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeem all of your shares at the end of the time periods indicated:

                    FUND                          1 YEAR           3 YEARS           5 YEARS          10 YEARS
                    ----                          ------           -------           -------          --------
ABN AMRO Equity Plus Fund (Class I
   Shares)...............................          $  53              $167              $291          $   653
Independence One Equity Plus Fund (Trust
   Class Shares).........................             72               224               390              871
   (Class A Shares)......................             97               303               525            1,166
   (Class B Shares)......................            173               536               923            2,009
Pro Forma - ABN AMRO Equity Plus Fund
   (Class I Shares)......................             53               167               291              653

                ABN AMRO INSTITUTIONAL PRIME MONEY MARKET FUND --
                    INDEPENDENCE ONE PRIME MONEY MARKET FUND

                                SHAREHOLDER FEES

         There are no sales charges imposed on purchases, redemptions or exchanges.

                            ANNUAL OPERATING EXPENSES
                     (AS A PERCENTAGE OF AVERAGE NET ASSETS)

         This table describes the expenses that you may pay indirectly if you hold Fund shares.

                                                                                                       PRO FORMA
                                          ABN AMRO                                                    - ABN AMRO
                                         INSTITUTIONAL  INDEPENDENCE   INDEPENDENCE   PRO FORMA -     INSTITUTIONAL
                           ABN AMRO         PRIME        ONE PRIME      ONE PRIME       ABN AMRO         PRIME
                         INSTITUTIONAL      MONEY          MONEY          MONEY       INSTITUTIONAL      MONEY
                         PRIME MONEY       MARKET         MARKET         MARKET       PRIME MONEY       MARKET
                         MARKET FUND        FUND           FUND           FUND        MARKET FUND        FUND
                           (CLASS Y       (CLASS YS      (CLASS Y       (CLASS K        (CLASS Y       (CLASS YS
                           SHARES)         SHARES)        SHARES)        SHARES)        SHARES)         SHARES)
                         -------------   ------------   -------------  ------------   -------------  ---------------

Management Fees.....         0.10%          0.10%          0.40%(2)       0.40%(2)        0.10%          0.10%
Distribution
   (12b-1) Fees.....        None            None           None           None            None           None
Other Expenses......         0.08%          0.33%          0.20%          0.45%           0.08%          0.33%
Total Annual
   Operating
   Expenses.........         0.18%          0.43%          0.60%(3)       0.85%           0.18%          0.43%
Contractual Waivers
   and/or
   Reimbursements...         0.00%          0.00%          N/A            N/A             0.00%          0.00%
Net Operating
   Expenses.........         0.18%(1)       0.43%(1)       N/A            N/A             0.18%(1)       0.43%(1)

----------

(1) This reflects a continuation of AAAM's contractual undertakings to waive management fees and/or reimburse expenses exceeding the limit shown. AAAM is contractually obligated to waive management fees and/or reimburse expenses at least through September 30, 2002 at the rate shown in the table.

(2) Independence One Capital voluntarily waived a portion of the management fee. Independence One Capital can terminate this voluntary waiver at any time. The management fee paid by the Fund (after the voluntary waiver) was 0.15%.

(3) Total annual operating expenses paid by the Fund (after the voluntary waivers) were 0.35% and 0.60%, respectively, for the Fund's Class Y Shares and Class K Shares.

                                     EXAMPLE

         The example below is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds. The example assumes that you invest $10,000 in each Fund for the time periods indicated, that your investment has a 5% return each year and that each Fund's Annual Operating Expenses remain the same as shown above. The example reflects contractual waivers and reimbursements for applicable periods. Although your actual costs may be higher or lower, based on these assumptions you would pay the following expenses if you redeem all of your shares at the end of the time periods indicated:

                     FUND                           1 YEAR           3 YEARS          5 YEARS         10 YEARS
                     ----                           ------           -------          -------         --------
ABN AMRO Institutional Prime Money Market
   Fund
   (Class Y Shares).........................           $18            $  58             $101           $   230
   (Class YS Shares)........................            44              138              241               542
Independence One Prime Money Market Fund
   (Class Y Shares).........................            61              192              335               750
   (Class K Shares).........................            87              271              471             1,049
Pro Forma - ABN AMRO Institutional Prime
   Money Market
   (Class Y Shares).........................            18               58              101               230
   (Class YS Shares)........................            44              138              241               542

INVESTMENT ADVISERS

         AAAM is a direct, wholly-owned subsidiary of LaSalle National Association (which is an indirect, wholly-owned subsidiary of ABN AMRO Holding N.V.) and the investment adviser to the ABN AMRO Funds. AAAM is registered as an investment adviser under the Investment Advisers Act of 1940 (the "Advisers Act"). AAAM, located at 208 South LaSalle Street, Chicago, Illinois 60604 had approximately $9.2 billion in assets under management as of December 31, 2001.

         Independence One Capital is a direct, wholly-owned subsidiary of ABN AMRO North America, Inc. (which is an indirect, wholly-owned subsidiary of ABN AMRO Holding N.V.) and the investment adviser to the Independence One Funds. Independence One Capital is registered as an investment adviser under the Advisers Act. Independence One Capital had approximately $10.6 billion in custodial assets under management as of December 31, 2001.

INVESTMENT ADVISORY FEES

         The following table compares management fees paid to AAAM for each ABN AMRO Fund and to Independence One Capital for each Independence One Fund. The table shows fees before any waivers or reimbursements ("Total") and fees after any waivers or reimbursements ("Net"). The fees listed are as of the dates stated in the footnotes following the table.

                   ABN AMRO FUNDS                       FEE               INDEPENDENCE ONE FUNDS(3)                           FEE
                   --------------                       ---               -------------------------                           ---
   ABN AMRO Treasury Money Market Fund                               Independence One U.S. Treasury Money Market Fund

   Total.........................................      0.35%         Total..............................                     0.40%
   Net...........................................      0.25%(1)      Net................................                     0.40%


   ABN AMRO International Equity Fund                                Independence One International Equity Fund

   Total.........................................      1.00%         Total..............................                     1.00%
   Net...........................................      0.90%(1)      Net................................                     0.70%

   ABN AMRO Michigan Municipal Cash Fund                             Independence One Michigan Municipal Cash Fund

   Total.........................................      0.40%         Total..............................                     0.40%
   Net...........................................      0.21%(2)      Net................................                     0.25%

   ABN AMRO Investment Grade Bond Fund                               Independence One Fixed Income Fund
   Total.........................................      0.70%         Total..............................                     0.75%
   Net...........................................      0.39%(2)      Net................................                     0.30%

   ABN AMRO Investment Grade Bond Fund                               Independence One U.S. Government
                                                                     Securities Fund
   Total.........................................      0.70%         Total..............................                     0.70%
   Net...........................................      0.39%(2)      Net................................                     0.20%

   ABN AMRO Select Small Cap Fund                                    Independence One Small Cap Fund
   Total.........................................      0.50%         Total..............................                     0.50%
   Net...........................................      0.41%(2)      Net................................                     0.50%

   ABN AMRO Equity Plus Fund                                         Independence One Equity Plus Fund
   Total.........................................      0.40%         Total..............................                     0.40%
   Net...........................................      0.40%(2)      Net................................                     0.30%

   ABN AMRO Institutional Prime Money Market Fund                    Independence One Prime Money  Market Fund
   Total.........................................      0.10%         Total..............................                     0.40%
   Net...........................................      0.10%(1)      Net................................                     0.15%


------------

(1) As of December 31, 2001. Net fees for the Existing ABN AMRO Funds are based on AAAM's contractual agreement to limit its fees through September 30, 2002 or 2003, as the case may be.

(2) Based on a pro forma budget. Net fees for the New ABN AMRO Funds are calculated as of December 31, 2001, and are based on total expense limits provided for in the Reorganization Agreement for four full calendar quarters following the Reorganization.

(3) As of April 30, 2001. Net fees for the Independence One Funds are based on Independence One Capital's voluntary waiver of a portion of management fees. Independence One Capital can terminate these voluntary waivers at any time.

RULE 12b-1 DISTRIBUTION PLAN

         To pay for the cost of promoting the ABN AMRO Funds and servicing shareholder accounts, the ABN AMRO Funds have adopted a Rule 12b-1 distribution plan for their Class N Shares. Under the plan, an annual fee of not more than 0.25% may be paid out of each ABN AMRO Fund's average daily net assets attributable to Class N Shares to reimburse the Fund's distributor for expenses it incurs in connection with the distribution of Class N Shares and for shareholder services. The other classes of the ABN AMRO Funds do not have any Rule 12b-1 fees.

         The ABN AMRO Funds' Rule 12b-1 distribution plan is somewhat different than the Independence One Funds' Rule 12b-1 distribution plan for Class K Shares and Class B Shares. The Independence One Funds' plan provides for an annual fee of up to 0.25% and 0.75% of each Fund's average daily net assets attributable to Class K Shares and Class B Shares, respectively. Unlike the ABN AMRO Funds' plan, the plan is a compensation-type plan and the fees are used to pay the distributor for certain distribution-related expenses and shareholder services. Payments to the distributor under the plan may be more or less than actual expenses incurred. However, the Independence One Funds' Class K Shares have not historically paid or accrued any Rule 12b-1 fees. Class A Shares, Trust Class Shares and Class Y Shares of each Independence One Fund do not have any Rule 12b-1 fees.

SHAREHOLDER SERVICING PLAN

         To pay for the cost of various shareholder services, the ABN AMRO Funds have adopted a shareholder servicing plan for their Class YS Shares. Under the plan, an annual fee of up to 0.25% is paid out of each ABN AMRO Fund's average daily net assets attributable to Class YS Shares to pay the Fund's distributor or other service providers for performing shareholder services. The ABN AMRO Funds' distributor may waive all or a portion of the shareholder servicing fee and may discontinue its waiver at any time. Class N Shares, Class I Shares and Class Y Shares of each ABN AMRO Fund do not have any shareholder servicing fees.

         The ABN AMRO Trust's shareholder servicing plan is similar to the Independence One Trust's shareholder services plan for Class B shares and Class K shares. The Independence One Trust's plan provides for an annual fee up to 0.25% of each Fund's average daily net assets attributable to Class B Shares and Class K Shares to pay Independence One Capital or other service providers for providing shareholder services and maintaining shareholder accounts. However, the Independence One Funds' Class K Shares have not historically paid or accrued shareholder services fees. Class A Shares, Trust Class Shares and Class Y Shares of each Independence One Fund do not have any shareholder services fees.

INVESTMENT OBJECTIVES, POLICIES AND RESTRICTIONS

         This section will help you compare the investment objectives and policies of each ABN AMRO Fund with its corresponding Independence One Fund. Please be aware that this is only a brief discussion. More complete information may be found in the ABN AMRO Funds' and Independence One Funds' prospectuses.

                     ABN AMRO TREASURY MONEY MARKET FUND --
                INDEPENDENCE ONE U.S. TREASURY MONEY MARKET FUND

         The investment objective of the ABN AMRO TREASURY MONEY MARKET FUND is to preserve principal value and maintain a high degree of liquidity while providing current income. The Fund pursues its investment objective by investing substantially all of its assets in U.S. Treasury money market instruments and repurchase agreements involving these instruments and shares of money market funds that invest in U.S. Treasury obligations. The dollar-weighted average maturity of the securities in the Fund is 90 days or less. The portfolio manager monitors the Fund's investments and may adjust the Fund's average maturity in anticipation of short-term interest rates.

         The ABN AMRO Treasury Money Market Fund's portfolio manager structures the Fund's portfolio based on interest rates, market conditions and liquidity needs. The portfolio manager selects securities that are denominated in U.S. dollars, have high credit quality and minimal credit risk, and mature or reset in 397 days or less.

         The investment objective of the INDEPENDENCE ONE U.S. TREASURY MONEY MARKET FUND is to provide current income consistent with stability of principal. The Fund pursues its investment objective by investing only in a portfolio of short-term U.S. Treasury obligations. U.S. Treasury obligations are issued by the U.S. government, and are fully guaranteed as to payment of principal and interest by the United States. In doing so, Independence One Capital assesses a variety of factors, including the current and expected U.S. economic growth, interest rates and inflation rates.

         SIGNIFICANT DIFFERENCES. The Independence One U.S. Treasury Money Market Fund only invests directly in short-term U.S. Treasury obligations, whereas the ABN AMRO Treasury Money Market Fund invests substantially all of its assets directly in U.S. Treasury money market instruments and indirectly in such instruments through repurchase agreements and shares of money market funds.

         The ABN AMRO Treasury Money Market Fund has adopted a fundamental policy (a policy that cannot be changed without prior shareholder approval) that prohibits it from underwriting securities issued by others; the Independence One Treasury Money Market Fund has not adopted such a policy. The Independence One U.S. Treasury Money Market Fund has adopted a fundamental policy that prohibits it from engaging in short sales or purchasing securities on margin. Although the ABN AMRO Treasury Money Market Fund has not adopted such a policy, the Fund does not engage in short sales or purchase securities on margin. The ABN AMRO Treasury Money Market Fund has adopted a fundamental policy that prohibits it from buying or selling real estate or physical commodities. Although the Independence One U.S. Treasury Money Market Fund has not adopted such a policy, the Fund does not buy or sell real estate or physical commodities.

                      ABN AMRO INTERNATIONAL EQUITY FUND --
                   INDEPENDENCE ONE INTERNATIONAL EQUITY FUND

         The investment objective of the ABN AMRO INTERNATIONAL EQUITY FUND is to provide a high level of total return through capital appreciation and current income. The Fund pursues its investment objective by investing primarily in common stocks and other equity securities of foreign companies, focusing on developed countries in Europe, Australia and the Far East. The portfolio management team seeks securities with above average growth potential and/or consistent earnings. In selecting securities for the Fund, the portfolio management team utilizes a bottom-up approach to identify attractive industries and companies, and adjusts the Fund's portfolio in response to changing growth scenarios for various industry sectors and regions.

         The ABN AMRO International Equity Fund may use secondary investment strategies in seeking to achieve its investment objective. These strategies include investing in foreign securities in the form of depositary receipts and investing in preferred stocks and Rule 144A securities.

         The ABN AMRO International Equity Fund may take temporary positions that may not achieve its investment objective or follow its principal investment strategies for defensive reasons. This includes investing all or a portion of its total assets in cash or cash equivalents, such as money market securities and repurchase agreements.

         The investment objective of the INDEPENDENCE ONE INTERNATIONAL EQUITY FUND is to provide total return. The Fund pursues its investment objective by investing at least 80% of its assets in common stocks and other equity securities of foreign companies. The Fund seeks to approximate or exceed the Morgan Stanley Capital International Europe, Australia and Far East Accumulation Index (the "MSCI-EAFE Index") (net) in U.S. dollars over a rolling three-year period. The Fund focuses on developed countries in Europe, Australia and the Far East. The Fund's sub-adviser, AAAM (who also serves as adviser to the ABM AMRO International Equity Fund) diversifies the Fund's investments across a number of foreign countries and seeks securities of companies with above average growth potential and/or consistent earnings. In selecting these companies, AAAM performs a fundamental analysis of the issuer, focusing on the issuer's historical and projected future growth of revenue and earnings. AAAM adjusts the Fund's portfolio in response to changing growth scenarios for various industry sectors and regions. AAAM intends to diversify the Fund's investments among various foreign countries (in any case, not less than three) in an effort to reduce risks.

         The Independence One International Equity Fund may use hedging as a principal strategy to reduce specific risks. The Fund may also buy/sell stock index futures contracts and currency forward contracts.

         SIGNIFICANT DIFFERENCES. Although the Funds' investment strategies are substantially similar and both Funds are advised or sub-advised by AAAM, there are some significant differences. The Independence One International Equity Fund invests at least 80% of its assets in common stocks and other equity securities of foreign companies, whereas the ABN AMRO International Equity Fund's investment strategy is to primarily invest in such companies. The Independence One International Equity Fund may use hedging as a principal strategy and may buy and sell stock index futures contracts and currency forward contracts, whereas the ABN AMRO International Equity Fund does not expect to hedge against the value of the U.S. dollar.

         The Independence One International Equity Fund has adopted a fundamental policy that prohibits it from engaging in short sales or purchasing securities on margin. The ABN AMRO International Equity Fund has not adopted such a policy, but normally does not sell securities short or purchase securities on margin.

                    ABN AMRO MICHIGAN MUNICIPAL CASH FUND --
                  INDEPENDENCE ONE MICHIGAN MUNICIPAL CASH FUND

         The investment objective of each of the ABN AMRO MICHIGAN MUNICIPAL CASH FUND and the INDEPENDENCE ONE MICHIGAN MUNICIPAL CASH FUND is to provide stability of income and current income exempt from federal regular income tax and Michigan state income tax consistent with stability of principal. In addition, each Fund provides income exempt from the Michigan intangibles tax and income tax of Michigan municipalities. Each Fund pursues its investment objective by investing at least 80% of its assets in a portfolio of Michigan municipal securities maturing in 397 days or less. The securities in which the Fund invests must be either rated in the two highest short-term rating categories by at least one nationally recognized statistical rating organization or be of comparable quality.

         Each Fund's investment adviser uses macroeconomics credit and market analysis to select portfolio securities. In doing so, the investment adviser assesses a variety of factors, including the current and expected U.S. economic growth, interest rates and inflation rates.

         There may be times when the ABN AMRO Michigan Municipal Cash Fund takes temporary positions that may not achieve its investment objective or follow its principal investment strategies for defensive reasons. This includes investing all or a portion of its total assets in cash or cash equivalents, such as money market securities and repurchase agreements. The Independence One Michigan Municipal

Fund may temporarily depart from its principal investment strategy by investing in temporary instruments, including obligations issued by or on behalf of municipal or corporate issuers having the same quality characteristics as municipal securities purchased by the Fund; marketable obligations issued or guaranteed by the U.S. government, its agencies or instrumentalities; instruments issued by banks or savings associations which have capital, surplus and undivided profits in excess of $100,000,000 at the time of investment and if their deposits are insured by the Bank Insurance Fund or the Savings Association Insurance Fund, which are both administered by the Federal Deposit Insurance Corporation; repurchase agreements and prime commercial paper rated A-1 by Standard & Poor's, P-1 by Moody's Investors Service, or F-1 by Fitch IBCA, Inc.; and variable amount demand master notes.

         SIGNIFICANT DIFFERENCES. The Funds' investment objectives, investment policies and investment strategies are substantially identical. There are no significant differences between the Funds.

    ABN AMRO INVESTMENT GRADE BOND FUND -- INDEPENDENCE ONE FIXED INCOME FUND

         The investment objective of each of the ABN AMRO INVESTMENT GRADE BOND FUND and the INDEPENDENCE ONE FIXED INCOME FUND is to provide total return. Each Fund pursues its investment objective by investing at least 80% of its assets in a diversified portfolio of fixed income securities consisting primarily of corporate obligations rated A or higher by a nationally recognized statistical rating organization, U.S. government securities, and mortgage- and asset-backed securities.

         Each Fund will attempt to deliver share price and/or income performance in excess of the bond market in general as measured by such broad indices as the Merrill Lynch 1-10 Year U.S. Corporate/Government Bond Index. Each Fund currently expects to maintain an average dollar-weighted maturity of between three and eight years, although securities of longer or shorter maturities may be purchased.

         In an effort to manage a Fund's total return, each Fund's investment adviser attempts to anticipate the opportunities and risks of changes in market interest rates. When the investment adviser expects that market interest rates may decline, it may extend the weighted average maturity of the Fund's portfolio, and when, market interest rates are expected to rise, it may shorten the weighted average maturity of the Fund. Each Fund's investment adviser may also attempt to improve the Fund's total return by weighing the relative value of various types of fixed income securities having similar maturities in selecting portfolio securities.

         There may be times when the ABN AMRO Investment Grade Bond Fund takes temporary positions that may not achieve its investment objective or follow its principal investment strategy for defensive reasons. This includes investing all or a portion of its total assets in cash or cash equivalents, such as money market securities and repurchase agreements. The Independence One Fixed Income Fund may temporarily depart from its principal investment strategy by investing in cash, cash equivalents, shorter-term, higher-quality debt securities and similar obligations. It may do this to minimize potential losses or to maintain liquidity to meet shareholder redemptions during adverse market conditions.

         SIGNIFICANT DIFFERENCES. The Funds' investment objectives, investment policies and investment strategies are substantially identical. There are no significant differences between the Funds.

                      ABN AMRO INVESTMENT GRADE BOND FUND -
                INDEPENDENCE ONE U.S. GOVERNMENT SECURITIES FUND

         The investment objective and policies of the ABN AMRO INVESTMENT GRADE BOND FUND are discussed above.

         The investment objective of the INDEPENDENCE ONE U.S. GOVERNMENT SECURITIES FUND is to provide high current income. The Fund pursues its investment objective by investing only in U.S. Treasury and government agency securities. U.S. government securities are subject to varying levels of backing as to payment of principal and interest by the United States. In addition to seeking high current income relative to fixed income funds with shorter average durations than that of the Fund, the Fund's portfolio will be managed in an effort to seek total return which includes both changes in the principal value of the Fund's portfolio and interest income earned. Accordingly, Independence One Capital does not select securities purely to maximize the current yield of the Fund.

         In an effort to manage the Fund's current income and total performance, Independence One Capital attempts to anticipate the opportunities and risks of changes in market interest rates. When Independence One Capital expects that market interest rates may decline, it may extend the average duration of the Fund's portfolio, and when market interest rates are expected to rise, it may shorten the average duration of the Fund. Duration measures the price sensitivity of a fixed income security to changes in interest rates. Generally, Independence One Capital will maintain an average weighted duration of four to seven years.

         Independence One Capital may also attempt to improve the Fund's total return by weighing the relative value of different U.S. government securities having similar maturities in selecting portfolio securities.

         The Independence One U.S. Government Securities Fund may temporarily depart from its principal investment strategy by investing in cash, cash equivalents, shorter-term, higher-quality debt securities and similar obligations. It may do this to minimize potential losses or to maintain liquidity to meet shareholder redemptions during adverse market conditions.

         SIGNIFICANT DIFFERENCES. The ABN AMRO Investment Grade Bond Fund invests of least 80% of its assets in a diversified portfolio of fixed income securities, including U.S. government securities, whereas the Independence One U.S. Government Securities Fund only invests in U.S. Treasury and government agency securities. The Funds also differ with respect to maturity and duration. The ABN AMRO Investment Grade Bond Fund expects to maintain an dollar-weighted average maturity of between three and eight years, whereas the Independence One U.S. Government Securities Fund generally maintains an average weighted duration of four to seven years.

         The ABN AMRO Investment Grade Bond Fund has adopted fundamental policies that prohibit it from purchasing or selling real estate and certain commodities. Although the Independence One U.S. Government Securities Fund has not adopted such policies, the Fund does not purchase or sell real estate or commodities. The ABN AMRO Investment Grade Bond has also adopted a fundamental policy relating to diversification of investments. The Independence One U.S. Government Securities Fund has not adopted such a policy since it only invests in U.S. Treasury and government securities.

        ABN AMRO SELECT SMALL CAP FUND -- INDEPENDENCE ONE SMALL CAP FUND

         The investment objective and policies of each of the ABN AMRO SELECT SMALL CAP FUND and the INDEPENDENCE ONE SMALL CAP FUND is to provide total return. Each Fund pursues its investment objective by investing at least 80% of its assets in a representative sample of common stocks comprising the S&P Small Cap 600 Index ("S&P Small Cap 600"), in an effort to provide investment results that correspond to or exceed the aggregate price and dividend performance of the S&P Small Cap 600. The S&P Small Cap 600 is a market capitalization-weighted index of 600 common stocks from a variety of economic sectors and industrial groups. Selection criteria include total market capitalization of an issuer's outstanding shares (capitalization), market size, trading activity and liquidity of the issuer's shares, the issuer's financial and operating soundness, industry representation and public ownership.

         Each Fund's investment adviser and sub-adviser, thinkorswim Advisors, Inc., invest each Fund's holdings in approximately 200 of the stocks that comprise the S&P Small Cap 600. The stocks selected may generally meet one or more of the following criteria: (i) a history of beta (price volatility) similar to the average beta of all stocks in the index; (ii) a price that is equal to or greater than that of the average index stock's price; and (iii) a total capitalization equal to or greater than the average index stock's capitalization. Each Fund's investment adviser believes that the stock selection process will help focus the Fund's holdings in relatively more liquid stocks that can be bought and sold with relatively lower transaction costs.

         The ABN AMRO Select Small Cap Fund may use hedging as a secondary strategy to limit risk or enhance investment return. The Independence One Small Cap Fund may also use hedging as a principal strategy to reduce specific risks. In addition, there are times when the ABN AMRO Select Small Cap Fund takes temporary defensive positions that may not achieve the investment objective or follow its principal investment strategies for defensive reasons. This includes investing all or a portion of its total assets in cash or cash equivalents, such as money market securities and repurchase agreements.

         SIGNIFICANT DIFFERENCES: The Funds have identical investment objectives and investment policies. However, unlike the Independence One Small Cap Fund, the ABN AMRO Select Small Cap Fund may take temporary defensive positions.

         ABN AMRO EQUITY PLUS FUND -- INDEPENDENCE ONE EQUITY PLUS FUND

         The investment objective of each of the ABN AMRO EQUITY PLUS FUND and the INDEPENDENCE ONE EQUITY PLUS FUND is to provide total return. Each Fund pursues its investment objective by investing in the common stocks that comprise the Standard & Poor's Composite Stock Price Index ("S&P 100"), in an effort to provide investment results that correspond to or exceed the aggregate price and dividend performance of the S&P 100. The S&P 100 is a market capitalization-weighted index of 100 common stocks from a broad range of industries. The S&P 100 provides a measure of overall large company performance because the stocks selected for inclusion tend to be companies in leading industries in the U.S. economy. Selection criteria include total market value of an issuer's outstanding shares (market capitalization), trading activity and liquidity of the issuer's shares, and the issuer's financial and operating soundness.

         Normally at least 80% of each Fund's assets will be invested to correspond as closely as possible to the relative weighting of the S&P 100 in order to attempt to achieve a high degree of correlation between the performance of the Fund's portfolio and that of the S&P 100. The remaining 20% of each Fund's assets will normally also be invested in stocks that are included in the S&P 100, but the Fund's position in such stocks may be greater (overweighted) compared to such stocks in the S&P 100. These weightings will be determined by each Fund's investment adviser and sub-adviser, thinkorswim Advisors, Inc. in an effort to exceed the total return performance of the S&P 100.

         There may be times when the ABN AMRO Equity Plus Fund takes temporary positions that may not achieve its investment objective or follow its principal investment strategy for defensive reasons. This includes investing all or a portion of its total assets in cash or cash equivalents, such as money market securities and repurchase agreements.

         SIGNIFICANT DIFFERENCES. The Funds have identical investment objectives and investment policies. However, the ABN AMRO Equity Plus Fund may take temporary defensive positions, whereas the Independence One Equity Plus Fund may not.

                ABN AMRO INSTITUTIONAL PRIME MONEY MARKET FUND --
                    INDEPENDENCE ONE PRIME MONEY MARKET FUND

         The investment objective of the ABN AMRO INSTITUTIONAL PRIME MONEY MARKET FUND is to provide as high a level of current income as is consistent with preservation of capital and liquidity. The Fund pursues its investment objective by investing substantially all of its assets in high quality money market instruments issued by corporations, banks and the U.S. government or its agencies or instrumentalities (and repurchase agreements involving these instruments). The Fund may also invest in U.S. dollar-denominated securities of foreign issuers. The dollar-weighted average maturity of the securities in the Fund is 90 days or less. The portfolio manager monitors the credit quality ratings of the Fund's investments and may adjust the Fund's average maturity in anticipation of changes in short-term interest rates.

         The portfolio manager structures the Fund's portfolio based on interest rates, market conditions and liquidity needs. The portfolio manager selects securities that are denominated in U.S. dollars, have high credit quality and minimal credit risk, and mature or reset in 397 days or less.

         The investment objective of the INDEPENDENCE ONE PRIME MONEY MARKET FUND is to provide current income consistent with stability of principal. The Fund pursues its investment objective by investing exclusively in a portfolio of corporate, municipal, U.S. government and other money market instruments (high quality, short-term debt securities) maturing in 397 days or less. The securities in which the Fund invests must be either rated in the highest short-term category by at least one NRSRO or be of comparable quality.

         Independence One Capital uses macroeconomic credit and market analysis to select portfolio securities. In doing so, Independence One Capital assesses a variety of factors, including the current and expected U.S. economic growth, interest rates and inflation rates.

         SIGNIFICANT DIFFERENCES. Although both Funds invest in high quality, short-term money market instruments issued by corporations and the U.S. government, the Funds differ with respect to certain other investments. For example, the Independence One Prime Money Market Fund may invest in municipal money market instruments, whereas the ABN AMRO Institutional Prime Money Market Fund does not.

PERFORMANCE

         The following tables show the Funds' average annual total returns over different periods and show how the Funds' performance compares with relevant broad-based market indices, as applicable. The performance of the Funds and the indices vary over time, and past performance is not necessarily indicative of future results. The Funds' figures assume reinvestment of dividends and distributions.

                          AVERAGE ANNUAL TOTAL RETURNS
                     FOR THE PERIODS ENDED DECEMBER 31, 2001

                                                                                                        SINCE
                     FUND                           1 YEAR           5 YEARS         10 YEARS         INCEPTION
                     ----                           ------           -------         --------         ---------
ABN AMRO Treasury Money Market Fund -
 Class I(1).................................         3.69%            4.81%            N/A             4.47%(2)
Independence One U.S. Treasury Money Market
   Fund - Class K...........................         3.39%            4.65%            4.31%           4.89%(3)
iMoneyNet U.S. Treasury Retail Average......         3.55%            4.52%            N/A             4.30%(4)

-----------

(1) The common share class of the ABN AMRO Treasury Money Market Fund was reorganized into the Class I shares of the Fund on September 27, 2001, and the Fund adopted the name of the predecessor. All performance figures through September 27, 2001 represent the performance of the common share class of the predecessor fund.

(2)      The ABN AMRO Treasury Money Market Fund's inception was January 4,
         1993.

(3) The Independence One U.S. Treasury Money Market Fund's inception was June 1, 1989.

(4)      iMoneyNet U.S. Treasury Retail Average data computed from December 31,
         1992.

                           AVERAGE ANNUAL TOTAL RETURN
                     FOR THE PERIODS ENDED DECEMBER 31, 2001

                                                                                       SINCE
                     FUND                           1 YEAR           5 YEARS         INCEPTION
                     ----                           ------           -------         ---------
ABN AMRO International Equity Fund -
 Class N(1).................................        (27.78)%         0.72%            6.06% (2)
Independence One International Equity Fund
   - Class A(3).............................        (23.06)%         N/A             (0.29)%(4)
MSCI EAFE Index.............................        (21.44)%         0.89%            6.49% (5)
Lipper International Fund Index.............        (19.33)%         2.76%            7.96% (5)

----------

(1) The common share class and investor share class of the ABN AMRO International Equity Fund were reorganized into the Class N shares of the Fund on September 27, 2001, and the Fund adopted the name of the predecessor. All performance figures through September 27, 2001 represent the performance of the common share class of the predecessor fund.

(2)      The ABN AMRO International Equity Fund's inception was January 4, 1993.

(3) The returns for the Independence One International Equity Fund reflect the deduction of applicable sales charges.

(4) The Independence One International Equity Fund's inception was September 25, 1998.

(5) Morgan Stanley Capital International Europe, Australia and Far East Accumulation Index (MSCI-EAFE Index) and Lipper International Fund Index data computed from December 31, 1992.

                          AVERAGE ANNUAL TOTAL RETURNS
                     FOR THE PERIODS ENDED DECEMBER 31, 2001

                                                                                                        SINCE
                     FUND                           1 YEAR         5 YEARS         10 YEARS         INCEPTION
                     ----                           ------         -------         --------         ---------
ABN AMRO Michigan Municipal Cash Fund -
   Class I(1)...............................         N/A             N/A              N/A              N/A
Independence One Michigan Municipal Cash
   Fund - Class K...........................        2.23%           2.98%            2.83%            3.29%(2)

------------

(1) The ABN AMRO Michigan Municipal Cash Fund has not commenced operations, and thus, does not have any return figures to report.

(2) The Independence One Michigan Municipal Cash Fund's inception was June 1, 1989.

                          AVERAGE ANNUAL TOTAL RETURNS
                     FOR THE PERIODS ENDED DECEMBER 31, 2001

                                                                                       SINCE
                     FUND                           1 YEAR           5 YEARS         INCEPTION
                     ----                           ------           -------         ---------
ABN AMRO Investment Grade Bond Fund -
 Class I(1).................................        N/A              N/A              N/A
Independence One Fixed Income Fund - Trust
   Class....................................         7.88%           6.20%             6.01%(2)
Independence One Fixed Income Fund -
   Class B..................................        N/A              N/A               2.11%(2)
ML 1-10 USCG(3).............................        10.02%           7.23%             7.01%

------------

(1) The ABN AMRO Investment Grade Bond Fund has not commenced operations, and thus, does not have any return figures to report.

(2) The Independence One Fixed Income Fund's Trust Class shares' inception was October 23, 1995. The Fund's Class B Shares' inception was August 7, 2001. Returns for the Fund's Class A shares are not disclosed because the class has only been offered since May 1, 2001 and the class has no current activity.

(3) The Merrill Lynch 1-10 Year U.S. Corporate/Government Bond Index (ML 1-10 USCG) is an unmanaged index that tracks government securities between 1 and 9.99 years. ML 1-10 USCG's inception is computed from October 31, 1995.

                          AVERAGE ANNUAL TOTAL RETURNS
                     FOR THE PERIODS ENDED DECEMBER 31, 2001

                                                                                       SINCE
                     FUND                           1 YEAR           5 YEARS         INCEPTION
                     ----                           ------           -------         ---------
ABN AMRO Investment Grade Bond Fund -
 Class I(1).................................         N/A             N/A              N/A
Independence One U.S. Government Securities
   Fund - Class A(2)........................         5.91%           6.64%            6.45%(3)
MLUSTA(4)...................................         6.74%           7.34%            7.09%

-----------

(1) The ABN AMRO Investment Grade Bond Fund has not commenced operations, and thus, does not have any return figures to report.

(2) The returns for the Independence One U.S. Government Securities Fund - Class A shares reflect the deduction of applicable sales charges.

(3) The Independence One U.S. Government Securities Fund - Class A shares' inception was January 11, 1993.

(4) The Merrill Lynch U.S. Treasury/Agency Master Index (MLUSTA) is an unmanaged index that tracks U.S. government securities. MLUSTA's inception computed from December 31, 1992.

                          AVERAGE ANNUAL TOTAL RETURNS
                     FOR THE PERIODS ENDED DECEMBER 31, 2001

                                                                      SINCE
                     FUND                           1 YEAR          INCEPTION
                     ----                           ------          ---------

ABN AMRO Select Small Cap Fund - Class N(1).        N/A              N/A
Independence One Small Cap Fund - Class A(2)        4.67%            6.22%(3)
S&P 600(4)..................................        6.51%            6.46%

(1) The ABN AMRO Select Small Cap Fund has not commenced operations, and thus, does not have any return figures to report.

(2) The returns for the Independence One Small Cap Fund reflect the deduction of applicable sales charges.

(3)      The Independence One Small Cap Fund's inception was June 22, 1998.

(4)      The Standard & Poor's Small Cap 600 Composite Stock Price Index (S&P
         600) is an unmanaged, market capitalization - weighted index of 600 common stocks from a variety of economic sectors and industrial groups. S&P 600's inception computed from June 30, 1998.

                          AVERAGE ANNUAL TOTAL RETURNS
                     FOR THE PERIODS ENDED DECEMBER 31, 2001

                                                                               SINCE
                         FUND                                 1 YEAR          INCEPTION
----------------------------------------------------     --------------     --------------
ABN AMRO Equity Plus Fund - Class I(1).............          N/A                N/A
Independence One Equity Plus Fund - Class B(2).....         (15.80)%           (7.43)%(3)
S&P 100(4).........................................         (14.88)%           (9.02)%

(1) The ABN AMRO Equity Plus Fund has not commenced operations, and thus, does not have any return figures to report.

(2) The returns for the Independence One Equity Plus Fund - Class B shares reflect the deduction of applicable sales charges.

(3) The Independence One Equity Plus Fund's Class B shares' inception was October 20, 1999.

(4) The Standard & Poor's 100 Composite Stock Price Index (S&P 100) is an unmanaged, market capitalization - weighted index of 100 common stocks from a broad range of industries. S&P 600's inception computed from October 31, 1999.

                          AVERAGE ANNUAL TOTAL RETURNS
                     FOR THE PERIODS ENDED DECEMBER 31, 2001

                                                                                               SINCE
                         FUND                             1 YEAR      5 YEARS    10 YEARS    INCEPTION
---------------------------------------------------    ----------   ----------  ----------  -----------
ABN AMRO Institutional Prime Money Market Fund -
    Class Y........................................       4.12%       N/A        N/A         5.22%(1)
ABN AMRO Institutional Prime Money Market Fund -
    Class YS.......................................       3.86%       N/A        N/A         4.72%(1)
Independence One Prime Money Market Fund - Class Y.       3.92%       5.18%      N/A         5.25%(2)
Independence One Prime Money Market Fund - Class K.       3.67%       4.92%      4.48%       5.08%(2)
iMoneyNet Taxable Institutional Average............       3.79%       5.03%      4.77%       4.91%(3)

(1) The ABN AMRO Institutional Prime Money Market Fund's Class Y shares' inception was December 28, 1999; the Fund's Class YS shares' inception was June 29, 2000.

(2) The Independence One Prime Money Market Fund's Class Y shares and Class K shares' inceptions were May 1, 1995 and June 1, 1989, respectively.

(3)     iMoneyNet Taxable Institutional Average data computed from December 31,
        1999.

THE FUNDS' PURCHASE, EXCHANGE AND REDEMPTION PROCEDURES

                               PURCHASE PROCEDURES

         INDEPENDENCE ONE FUNDS. Shares may be purchased through an investment professional, Standard Financial Services, a division of ABN AMRO Financial Services, Inc. ("Standard Financial Services") through brokers or dealers who have a sales arrangement with Federated or by wire. Class A Shares are sold at net asset value plus a front-end sales charge of up to 4.00% of the offering price. The sales charge may be reduced or eliminated in certain circumstances. Class B Shares are sold at net asset value and may be subject to a sales charge ("CDSC") of up to 5.00% of the original purchase price or redemption proceeds, as applicable, upon redemption. Under certain circumstances, shareholders will not be charged a CDSC when redeeming Class B Shares. In addition, Class B Shares automatically convert to Class A Shares after six full years from the purchase date. Trust Class Shares, Class K Shares and Class Y Shares are sold at net asset value.

        The minimum initial purchase requirement is $1,000 (with the exception of the Independence One Prime Money Market Fund (Class Y Shares), which is $1,000,000). Subsequent investments must be at least $100. Shares purchased through regular deductions from a checking account (i.e., Systematic Investment Program) may be purchased on a regular basis for a minimum investment of $100. Shares of the Independence One Prime Money Market, U.S. Treasury Money Market and Michigan Municipal Cash Funds may also be purchased through sweep accounts with participating depository institutions.

        Independence One Fund shares may be purchased on any business day at a price per share equal to the net asset value ("NAV"), less any applicable sales charge, next determined after the Independence One Trust receives a purchase order in proper form. The NAV of each Independence One Fund is calculated once each business day as of the close of regular trading on the New York Stock Exchange ("NYSE") (normally, 4:00 p.m. Eastern time). The NAV per share is calculated by dividing the total market value of each Fund's investments and other assets, less any liabilities, by the total outstanding shares of that Fund.

        ABN AMRO FUNDS. Class N Shares and Class I Shares may be purchased directly from the ABN AMRO Trust by mail, telephone, wire or Internet. Class N Shares and Class I Shares may also be purchased through broker-dealers, banks and trust departments. Class Y Shares and Class YS Shares may be purchased by telephone or wire through an Institutional Fund Representative.

The minimum initial purchase requirement for Class N Shares is $2,500 for regular accounts and $500 for individual retirement accounts and custodial accounts for minors. Class N Shares purchased through regular deductions from a checking account (i.e., Automatic Investment Plan) may be purchased for a minimum investment of $50 per month. The minimum initial purchase requirement for Class I Shares is from $1,000,000 to $5,000,000. The minimum initial purchase requirement for Class Y Shares and Class YS Shares is $5,000,000. These minimum initial purchase requirements will not apply in connection with the Reorganization.

        ABN AMRO Fund shares may be purchased on any business day at a price per share equal to the NAV next determined after the ABN AMRO Trust receives a purchase order and payment. The NAV of each ABN AMRO Fund is calculated once each business day as of the close of regular trading on the NYSE (normally, 4:00 p.m. Eastern time). The NAV per share is calculated by dividing the total market value of each Fund's investments and other assets, less any liabilities, by the total outstanding shares of that Fund or class, as applicable.

                               EXCHANGE PRIVILEGES

        INDEPENDENCE ONE FUNDS. Shareholders may exchange shares of one Independence One Fund for the same class of shares of another Independence One Fund. In addition, shareholders may exchange Class B Shares of the Independence One Funds into the Independence One Treasury Money Market Fund and Class A Shares into the Federated Michigan Intermediate Municipal Trust, and shares of any of the Independence One money market funds have access to these Funds through an exchange program. Exchanges may be made by mail or through an investment professional or Independence One Brokerage. The exchange price is the next NAV determined after the Independence One Trust receives the exchange request. Shareholders must meet the minimum initial investment requirements for purchasing shares of another Independence One Fund. The Independence One Trust requires a signature guarantee when exchanging into another Fund with a different shareholder registration. The Independence One Funds reserve the right to terminate or modify the exchange privilege at any time.

        ABN AMRO FUNDS. Shareholders may exchange shares of one ABN AMRO Fund for the same class of shares of another ABN AMRO Fund. Exchanges may be made by mail, telephone (if the Class N or Class I shareholder has selected this option) or Internet on any business day. The exchange price is the

NAV next determined after the ABN AMRO Trust receives the exchange request. Exchanges to open new accounts must meet the minimum initial purchase requirements. The ABN AMRO Trust may require a written exchange request with a medallion signature guarantee from an eligible guarantor (a notarized signature is not sufficient) for any exchanges of more than $50,000. The ABN AMRO Trust may limit, impose charges upon, terminate or otherwise modify the exchange privilege by sending written notice to shareholders.

                              REDEMPTION PROCEDURES

        INDEPENDENCE ONE FUNDS. Shareholders may redeem shares on any business day by mail, telephone or through an investment professional or Standard Financial Services. The redemption price will be the NAV next determined after the Independence One Trust receives the redemption request. Class B Shares are subject to a CDSC, as discussed above. Redemptions may also be made through a Systematic Withdrawal Program in amounts directed by the shareholder on a regular basis, subject to required minimum distributions. The Systematic Withdrawal Program requires that a shareholder's account have a value of $10,000 or more. If a shareholder's account balance drops below the minimum initial investment amount due to redemptions or exchanges, including redemptions made through a Systematic Withdrawal Program, the Independence One Trust may close the shareholder's account. However, the shareholder will be given at least 30 days' notice to give him time to add to his account and avoid an involuntary redemption.

        If the shareholder's address of record has changed within the last 30 days, or the shareholder requests that proceeds be sent to an address or an account that is different from the address or account of record, the Independence One Trust requires a written redemption request with a signature guarantee from an eligible guarantor (a notarized signature is not sufficient).

        ABN AMRO FUNDS. Class N and Class I Shareholders may redeem shares on any business day by mail, telephone, wire or Internet. Class Y and Class YS shareholders may redeem shares on any business day by telephone or wire through an Institutional Fund Representative. The redemption price will be the NAV next determined after the ABN AMRO Trust receives the redemption request. Holders of Class N shares of the ABN AMRO International Equity Fund will be assessed a 2% fee on redemptions (including exchanges) of shares held for less than 90 days; holders of Class N shares of the New ABN AMRO Funds will not be assessed a redemption fee. Redemptions of Class N Shares also may be made through a Systematic Withdrawal Plan in amounts of $50 or more from any Fund. The Systematic Withdrawal Plan requires that a shareholder's account have a value of $50,000 or more. If a Class N shareholder's account balance drops below $50 due to redemptions, including redemptions made through a Systematic Withdrawal Plan, the ABN AMRO Trust may redeem the shareholder's remaining shares and close the account. If a Class I shareholder's account balance drops below the minimum initial purchase requirement, the ABN AMRO Trust may transfer the shareholder's account to a different class of shares. However, the shareholder will always be given at least 30 days' notice to give him time to add to his account and avoid an involuntary redemption or transfer, as the case may be. Pursuant to the Reorganization Agreement, former shareholders of the Independence One Funds will not be subject to involuntary redemptions for failing to maintain account balances equal to the minimum initial purchase requirements established by the ABN AMRO Funds.

        If the shareholder's address of record has changed within the last 30 days, the redemption request exceeds $50,000 or the shareholder requests that proceeds be sent to an address or an account that is different from the address of record, then ABN AMRO Trust may require a written redemption request with a medallion signature guarantee from an eligible guarantor (a notarized signature is not sufficient).

                               REDEMPTIONS IN KIND

        INDEPENDENCE ONE FUNDS. The Independence One Trust has elected to pay redemption proceeds in cash up to $250,000 or 1% of each Fund's total value during any 90-day period for any one shareholder, whichever is less. Redemptions in excess of this amount may be paid in marketable securities.

        ABN AMRO FUNDS. The ABN AMRO Trust has also elected to pay redemption proceeds in cash up to $250,000 or 1% of each Fund's total value during any 90-day period for any one shareholder, whichever is less. Because larger redemptions may be detrimental to existing shareholders, the ABN AMRO Trust reserves the right to make higher payments in the form of certain marketable securities (a redemption in kind).

        A redemption in kind will consist of securities equal in value to a shareholder's shares. In the event that a redemption in kind were made, shareholders would probably have to pay brokerage costs to sell the securities distributed to them, as well as taxes on any gain from the sale.

                                DIVIDEND POLICIES

        INDEPENDENCE ONE FUNDS. The Independence One Prime Money Market, U.S. Treasury Money Market and Michigan Municipal Cash Funds declare dividends daily and pay them monthly. The Independence One U.S. Government Securities and Fixed Income Funds declare and pay dividends monthly. The Independence One Equity Plus Fund declares and pays dividends quarterly. The Independence One Small Cap Fund declares and pays dividends semi-annually. The Independence One International Equity Fund declares and pays dividends annually. The Independence One Funds distribute capital gains at least annually. Shareholders will receive dividends and distributions in the form of additional shares unless they have elected to receive payment in cash.

        ABN AMRO FUNDS. The ABN AMRO Treasury Money Market, Institutional Prime Money Market and Michigan Municipal Cash Funds declare dividends daily and pay them monthly. The ABN AMRO Investment Grade Bond Fund declares and pays dividends monthly. The ABN AMRO Equity Plus and Select Small Cap Funds declare and pays dividends quarterly. The ABN AMRO International Equity Fund declares and pays dividends annually. The ABN AMRO Funds distribute capital gains, if any, at least annually in December. Shareholders will receive dividends and distributions in the form of additional shares unless they have elected to receive payment in cash.

                                INVESTMENT RISKS

                     ABN AMRO TREASURY MONEY MARKET FUND --
                INDEPENDENCE ONE U.S. TREASURY MONEY MARKET FUND

        An investment in the ABN AMRO TREASURY MONEY MARKET FUND is subject to the risk that as interest rates rise, bond prices will fall. A sharp rise in interest rates could cause the Fund's share price to drop. An investment in the Fund is also subject to the risk that the issuer of a security will not be able to make principal and interest payments on a bond issue when due. In addition, the credit ratings of issuers could change and affect the Fund's share price.

        Although the ABN AMRO Treasury Money Market Fund seeks to preserve the value of your investment at $1.00 per share and historically has been able to do so, it is possible to lose money by investing in the Fund. The Fund's yield will change as a result of movements in short-term interest rates and market conditions.

        An investment in the INDEPENDENCE ONE U.S. TREASURY MONEY MARKET FUND is subject to interest rate risks. The price of the U.S. Treasury obligations in which the Fund invests rise and fall in response to interest rate changes. In addition, although the Fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money.

        SIGNIFICANT RISK DIFFERENCES. The Independence One U.S. Treasury Money Market Fund only invests in short-term U.S. Treasury obligations, which are regarded as having the lowest credit risk since they are direct obligations of the United States, whereas the ABN AMRO Treasury Money Market Fund also invests in repurchase agreements and money market funds. The ABN AMRO Treasury Money Market Fund, therefore, is subject to the additional risks associated with these other investments.

                      ABN AMRO INTERNATIONAL EQUITY FUND --
                   INDEPENDENCE ONE INTERNATIONAL EQUITY FUND

        An investment in the ABN AMRO INTERNATIONAL EQUITY FUND is subject to the risk that the Fund's share price can move down over the short term in response to stock market conditions, changes in the economy or a particular company's stock price change. An individual stock may decline in value even when stocks in general are rising. The Fund's investments in the securities of foreign issuers involve special risks and considerations not typically associated with investing in U.S. companies. The securities of foreign companies may be less liquid and may fluctuate more widely than those traded in U.S. markets. There may be difficulty in enforcing contractual obligations and little public information about the companies. Trades typically take more time to settle and clear, and the cost of buying and selling foreign securities is generally higher than U.S. traded securities. In addition, the value of the securities held by the Fund may be affected by changes in exchange rates or control regulations. Changes in economic, tax or foreign investment policies, other political, governmental or economic actions can also adversely affect the value of the securities in the Fund.

        To the extent that the ABN AMRO International Equity Fund takes a temporary defensive position, it may not achieve its investment objective. In addition, following a defensive strategy could reduce the benefit from any market upswings.

        An investment in the INDEPENDENCE ONE INTERNATIONAL EQUITY FUND is subject to the risks involved in investing in equity securities, including the risk that the value of equity securities rise and fall. In addition, to the extent the Fund is invested in growth stocks that depend more on price changes for returns, such stocks may be more adversely affected in a down market than value stocks. On the contrary, to the extent that the Fund is invested in value stocks that depend less on price changes for returns, such stocks may lag behind growth stocks in an up market. An investment in the Fund also is subject to the risks of foreign investing. The Fund's foreign securities are primarily denominated in foreign currencies which fluctuate daily. The combination of currency risk and market risk tends to make securities traded in foreign markets more volatile than securities traded exclusively in the United States. Moreover, securities in foreign markets may be subject to taxation policies that reduce returns for U.S. investors. In addition, information concerning foreign companies may not be as extensive and reliable as the information available concerning companies in the United States.

        The Independence One International Equity Fund's hedging strategies are subject to the risk that, even if they work as intended, they may not eliminate risk. In addition, hedging strategies are not always successful, and may result in increased expenses and losses to the Fund. The Fund's use of derivative contracts may increase the Fund's exposure to market and currency risks and may also expose the Fund to liquidity and leverage risks.

        SIGNIFICANT RISK DIFFERENCES. The ABN AMRO International Equity Fund does not hedge against the U.S. dollar, whereas the Independence One International Fund does. While the Independence One International Fund has greater exposure to the risks of using derivative contracts, the ABN AMRO Fund has greater exposure to foreign currency movements. The ABN AMRO International Equity Fund may take temporary defensive positions, whereas the Independence One International Equity Fund may not. The ABN AMRO International Equity Fund, therefore, may be subject to the additional risks associated with taking temporary defensive positions.

                    ABN AMRO MICHIGAN MUNICIPAL CASH FUND --
                  INDEPENDENCE ONE MICHIGAN MUNICIPAL CASH FUND

        An investment in the ABN AMRO MICHIGAN MUNICIPAL CASH FUND as well as the INDEPENDENCE ONE MICHIGAN MUNICIPAL CASH FUND is subject to the risk that the prices of the municipal securities in which the Fund invests rise and fall in response to interest rate changes. In addition, an issuer of a security in each Fund's portfolio may not be able to make principal and interest payments when due. If an issuer defaults, the Fund will lose money. Because each Fund's portfolio may be comprised of securities issued or credit enhanced by issuers located in the same state, the Fund will be more susceptible to any economic, business, political or other developments which generally affect these issuers. Moreover, because each Fund may invest a significant portion of its assets in securities of a single issuer, an investment in the Fund may involve additional risks compared to a fully diversified money market fund. If a Fund departs from its investment strategy by investing in temporary instruments, interest from such investments may be taxable as ordinary income and the Fund may not achieve its investment objective. In addition, although each Fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money.

        SIGNIFICANT RISK DIFFERENCES. Because the Funds have substantially identical investment objectives, investment policies and investment strategies, there are no significant risk differences between the Funds.

                     ABN AMRO INVESTMENT GRADE BOND FUND --
                       INDEPENDENCE ONE FIXED INCOME FUND

        An investment in the ABN AMRO INVESTMENT GRADE BOND FUND as well as the INDEPENDENCE ONE FIXED INCOME FUND is subject to the risk that prices of fixed income securities rise and fall in response to interest rate changes. Interest rate changes have a greater effect on the price of fixed income securities with longer durations. An investment in each Fund is also subject to the possibility that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. In addition, an issuer may redeem a fixed income security before maturity at a price below its current market price. The relative volatility of each Fund's investments in mortgage-backed securities is due to the likelihood of prepayment increases in a declining interest rate environment and decreases in a rising interest rate environment. To the extent a Fund temporarily departs from its investment strategy, the Fund may not achieve its investment objective.

        SIGNIFICANT RISK DIFFERENCES. Because the Funds have substantially identical investment objectives, investment policies and investment strategies, there are no significant risk differences between the Funds.

                     ABN AMRO INVESTMENT GRADE BOND FUND --
                INDEPENDENCE ONE U.S. GOVERNMENT SECURITIES FUND

        An investment in the ABN AMRO INVESTMENT GRADE BOND FUND is subject to the risks described above.

        An investment in the INDEPENDENCE ONE U.S. GOVERNMENT SECURITIES FUND is subject to the risk that prices of fixed income securities rise and fall in response to interest rate changes. Interest rate changes have a greater effect on the price of fixed income securities with longer durations. In addition, the likelihood of prepayment increases in a declining interest rate environment and decreases in a rising interest rate environment. To the extent the Fund temporarily departs from its investment strategy, the Fund may not achieve its investment objective.

        SIGNIFICANT RISK DIFFERENCES. The ABN AMRO Investment Grade Bond Fund invests in corporate debt securities and mortgage- and asset-backed securities, whereas the Independence One U.S. Government Securities Fund does not. The ABN AMRO Investment Grade Bond Fund, therefore, is subject to the additional risks associated with investing in corporate debt securities and mortgage- and asset-backed securities, including the relative volatility of investing in mortgage-backed securities.

                        ABN AMRO SELECT SMALL CAP FUND --
                         INDEPENDENCE ONE SMALL CAP FUND

        An investment in the ABN AMRO SELECT SMALL CAP FUND as well as the INDEPENDENCE ONE SMALL CAP FUND is subject to the risks involved in investing in equity securities, including the risk that the value of equity securities rise and fall. An investment in each Fund is also subject to small company risk. Generally, the smaller the market capitalization of a company, the fewer the number of shares traded daily, the less liquid its stock and the more volatile its price. Companies with smaller market capitalizations also tend to have unproven track records, a limited product or service base and limited access to capital markets. These factors also increase risks and make these companies more likely to fail than companies with larger market capitalizations.

        Each Fund's hedging strategies are subject to the risk that, even if they work as intended, they may not eliminate risk. In addition, hedging strategies are not always successful, and may result in increased expenses and losses to the Fund. To the extent the ABN AMRO Select Small Cap Fund departs from its investment strategy, it may not achieve its investment objective.

        SIGNIFICANT RISK DIFFERENCES. Because the Funds' investment objectives and investment policies are the same, the Funds are subject to the same risks, including any risks associated with hedging strategies. The ABN AMRO Select Small Cap Fund may take temporary defensive positions, whereas the Independence One Small Cap Fund may not. The ABN AMRO Select Small Cap Fund, therefore, may be subject to the additional risks associated with taking temporary defensive positions.

                          ABN AMRO EQUITY PLUS FUND --
                        INDEPENDENCE ONE EQUITY PLUS FUND

        An investment in the ABN AMRO EQUITY PLUS FUND as well as the INDEPENDENCE ONE EQUITY PLUS FUND is subject to stock market risks. The value of equity securities in a Fund's portfolio will rise and fall. These fluctuations can be a sustained trend or a drastic movement. Each Fund's portfolio will reflect changes in prices of individual stocks or general changes in stock valuation. Consequently, the Fund's share price may decline. Each Fund's investment adviser attempts to manage market risk by limiting the amount the Fund may invest in each company's equity securities. However, diversification will not protect the Fund against widespread or prolonged declines in the stock market. To the extent the ABN AMRO Equity Plus Fund departs from its investment strategy, it may not achieve its investment objective.

        SIGNIFICANT RISK DIFFERENCES. Because the Funds' investment objective and investment policies are the same, the Funds are subject to the same risks. The ABN AMRO Equity Plus Fund may take temporary defensive positions, whereas the Independence One Equity Plus Fund may not. The ABN

AMRO Equity Plus Fund, therefore, may be subject to the additional risks associated with taking temporary defensive positions.

                ABN AMRO INSTITUTIONAL PRIME MONEY MARKET FUND --
                    INDEPENDENCE ONE PRIME MONEY MARKET FUND

        An investment in the ABN AMRO INSTITUTIONAL PRIME MONEY MARKET FUND is subject to the risk that the issuer of a security will not be able to make principal and interest payments on a bond issue. The credit ratings of issuers could also change and affect the Fund's share price. The Fund's share price may also drop if there is a sharp rise in interest rates. The Fund's investments in U.S. government agency securities are subject to the risk that the U.S. government may not always be able to provide financial support to the agency issuer. The Fund's investments in foreign securities can be more volatile than investments in U.S. securities. Diplomatic, political or economic developments unique to a country or region, including nationalization or appropriation, could affect foreign investments.

        Although the ABN AMRO Institutional Prime seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Fund. In addition, the Fund's yield will change as a result of movements in short-term interest rates and market conditions.

        An investment in the INDEPENDENCE ONE PRIME MONEY MARKET FUND is subject to the risk that prices of fixed income securities rise and fall in response to interest rate changes. An investment in the Fund is also subject to the risk that an issuer will default on a security by failing to pay interest or principal when due. If an issuer defaults, the Fund will lose money. In addition, although the Fund seeks to maintain the value of your investment at $1.00 per share, it is possible to lose money.

        SIGNIFICANT RISK DIFFERENCES. Because the Funds have substantially identical investment objectives, investment policies and investment strategies, there are no significant risk differences between the Funds.

                   INFORMATION RELATING TO THE REORGANIZATION

        DESCRIPTION OF THE REORGANIZATION. The following summary is qualified in its entirety by reference to the Reorganization Agreement found in Exhibit A. The Reorganization Agreement provides for the Reorganization to occur in two steps. The first Closing Date, which is expected to be on or about May 24, 2002, will involve each Independence One Fund that is combining with an Existing ABN AMRO Fund. The second Closing Date, which is expected to be on or about May 31, 2002, will involve each Independence One Fund that is combining with a New ABN AMRO Fund.

        The Reorganization Agreement provides that all of the assets and liabilities of each Independence One Fund will be transferred to the corresponding ABN AMRO Fund at 8:00 a.m. Eastern time on the applicable Closing Date of the Reorganization. In exchange for the transfer of these assets and liabilities, ABN AMRO will simultaneously issue at the Effective Time of the Reorganization a number of full and fractional Class N, Class I, Class S, Class Y or Class YS shares, as applicable, of each ABN AMRO Fund to its corresponding Independence One Fund equal in value to the aggregate net asset value of the corresponding Independence One Fund calculated before the Effective Time of the Reorganization.

        Following the transfer of assets and liabilities in exchange for ABN AMRO Fund shares, each Independence One Fund will distribute all the shares of the corresponding ABN AMRO Funds pro rata to its shareholders of record in complete liquidation. Shareholders of each Independence One Fund owning shares at the Effective Time of the Reorganization will receive a number of shares of the applicable class of the corresponding ABN AMRO Fund with the same aggregate value as the shareholder had in the Independence One Fund immediately before the Reorganization. Such distribution will be accomplished by the establishment of accounts in the names of the Independence One Funds' shareholders on the share records of the ABN AMRO Funds' transfer agent. Each account will receive the respective pro rata number of full and fractional shares of the ABN AMRO Funds due to the shareholders of the corresponding Independence One Funds. Each Independence One Fund then will be terminated. The ABN AMRO Funds do not issue share certificates to shareholders. Shares of the ABN AMRO Funds to be issued will have no preemptive or conversion rights. No sales charges will be imposed in connection with the receipt of such shares by the Independence One Funds' shareholders.

        The Reorganization Agreement contains customary representations, warranties and conditions. The Reorganization Agreement provides that the consummation of the Reorganization with respect to an Independence One Fund and its corresponding ABN AMRO Fund is conditioned upon, among other things: (i) approval of the Reorganization by the Independence One Fund's shareholders; (ii) the receipt by the Independence One Trust and the ABN AMRO Trust of a tax opinion to the effect that the Reorganization will be tax-free to the Independence One Funds, their shareholders and the ABN AMRO Funds; and (iii) receipt by the Independence One Trust and the ABN AMRO Trust of an order from the SEC permitting the Reorganization. The Reorganization Agreement may be terminated if, before the Closing Date, any of the required conditions have not been met, the representations and warranties are not true or the Board of Trustees of the Independence One Trust or the ABN AMRO Trust determines that the Reorganization is not in the best interest of the shareholders of the Independence One Fund or the ABN AMRO Funds, respectively.

        COSTS OF REORGANIZATION. The Funds' reorganization expenses will be paid by AAAM and/or its affiliates. Reorganization expenses include, without limitation: (a) expenses associated with the preparation and filing of this Prospectus/Proxy Statement; (b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by each Fund; (f) solicitation costs; and (g) other related administrative or operational costs. AAAM and/or its affiliates will also pay brokerage costs of any necessary rebalancing of the Funds' investment portfolios.

                              FEDERAL INCOME TAXES

        Each combination of an Independence One Fund and its corresponding ABN AMRO Fund in the Reorganization is intended to qualify for U.S. federal income tax purposes as a separate tax-free reorganization under Section 368(a) of the Internal Revenue Code of 1986, as amended. If so, neither the Independence One Funds nor their shareholders will recognize gain or loss as a result of the Reorganization; the tax basis of the ABN AMRO Fund shares received by shareholders will be the same as the basis of the Independence One Fund shares exchanged; and the holding period of the ABN AMRO Fund shares received will include the holding period of the Independence One Fund shares exchanged, provided that the shares exchanged were held as capital assets at the time of the Reorganization. As a condition to the closing of the Reorganization, the Independence One Trust and the ABN AMRO Trust will receive an opinion from counsel to the ABN AMRO Trust to that effect. No tax ruling from the Internal Revenue Service regarding the Reorganization has been requested. The opinion of counsel is not binding on the Internal Revenue Service and does not preclude the Internal Revenue Service from adopting a contrary position.

        THE SALE OF SECURITIES BY THE INDEPENDENCE ONE FUNDS BEFORE THE REORGANIZATION, WHETHER IN THE ORDINARY COURSE OF BUSINESS OR IN ANTICIPATION OF THE REORGANIZATION, COULD RESULT IN A TAXABLE CAPITAL GAINS DISTRIBUTION BEFORE THE REORGANIZATION. SHAREHOLDERS SHOULD CONSULT THEIR OWN TAX ADVISERS CONCERNING THE POTENTIAL TAX CONSEQUENCES OF THE REORGANIZATION TO THEM, INCLUDING FOREIGN, STATE AND LOCAL TAX CONSEQUENCES.

                                 CAPITALIZATION

        The following table sets forth as of December 31, 2001: (i) the unaudited capitalization of each ABN AMRO Fund; (ii) the unaudited capitalization of each Independence One Fund; and (iii) the unaudited pro forma combined capitalization of the ABN AMRO Funds assuming the Reorganization has taken place. The capitalizations are likely to be different on the Closing Date as a result of daily share purchase and redemption activity.

                                                                                             NET ASSET VALUE        SHARES
                               FUND                                      NET ASSETS             PER SHARE         OUTSTANDING
---------------------------------------------------------------        ------------------    ---------------    ----------------
ABN AMRO Treasury Money Market Fund - Class I Shares                   $   266,027,369          $  1.00            266,020,939
Independence One U.S. Treasury Money Market Fund - Class K
    Shares                                                             $   103,497,118          $  1.00            103,504,479
Pro Forma - ABN AMRO Treasury Money Market Fund - Class I
    Shares                                                             $   369,524,487          $  1.00            369,525,418
-------------------------------------------------------------------------------------------------------------------------------
ABN AMRO International Equity Fund - Class N Shares                    $    73,042,734          $ 12.03              6,072,803
Independence One International Equity Fund - Class A Shares            $    16,428,341          $  8.84              1,857,935
Pro Forma - ABN AMRO International Equity Fund - Class N Shares        $    89,471,074          $ 12.03              7,437,330
-------------------------------------------------------------------------------------------------------------------------------
ABN AMRO Michigan Municipal Cash Fund - Class I Shares                          N/A                 N/A                  N/A
Independence One Michigan Municipal Cash Fund - Class  K Shares        $    25,097,805          $  1.00             25,097,805
Pro Forma - ABN AMRO Michigan Municipal Cash Fund - Class I Shares     $    25,097,805          $  1.00             25,097,805
-------------------------------------------------------------------------------------------------------------------------------
ABN AMRO Investment Grade Bond Fund - Class I Shares                            N/A                 N/A                  N/A
Independence One Fixed Income Fund
    Trust Class Shares                                                 $    86,099,314          $ 10.01              8,604,626
    Class B Shares                                                     $         5,277          $ 10.01                    527
                                                                       ---------------                          ---------------
    Total                                                              $    87,104,591              N/A              8,605,153
Independence One U.S. Government Securities Fund
    Class A Shares                                                     $    37,285,570          $ 10.33              3,610,081
    Class B Shares                                                             479,520          $ 10.33                 46,429
                                                                       ---------------                          ---------------
    Total                                                              $    37,765,090              N/A              3,656,510
Pro Forma - ABN AMRO Investment Grade Bond Fund - Class I
    Shares                                                             $   123,869,681          $ 10.01             12,379,335
-------------------------------------------------------------------------------------------------------------------------------
ABN AMRO Select Small Cap Fund - Class N Shares                                 N/A                N/A                  N/A
Independence One Small Cap Fund - Class A Shares                       $    42,559,595          $  9.94              4,283,529
Pro Forma - ABN AMRO Select Small Cap Fund - Class N Shares            $    42,559,595          $  9.94              4,283,529


                                                                                             NET ASSET VALUE        SHARES
                               FUND                                      NET ASSETS             PER SHARE         OUTSTANDING
---------------------------------------------------------------        ------------------    ---------------    ----------------
ABN AMRO Equity Plus Fund
    Class I Shares                                                              N/A                N/A                   N/A
Independence One Equity Plus Fund
    Trust Class Shares                                                 $     1,141,774          $ 17.23                    66,275
    Class A Shares                                                           5,521,870            17.11                   332,793
    Class B Shares                                                         228,828,661            17.23                13,282,949
                                                                       ---------------                              -------------
    Total                                                              $   235,492,305             N/A                 13,672,017
ProForma - ABN AMRO Equity Plus Fund
    Class I Shares                                                     $   235,492,305          $ 17.22                13,675,511
----------------------------------------------------------------------------------------------------------------------------------
ABN AMRO Institutional Prime Money Market Fund
    Class Y Shares                                                     $ 1,486,922,805          $  1.00             1,486,922,839
    Class YS Shares                                                         91,957,817          $  1.00                91,957,813
                                                                       ---------------                              -------------
    Total                                                              $ 1,578,880,622             N/A              1,578,880,652
Independence One Prime Money Market Fund
    Class Y Shares                                                     $   147,136,468          $  1.00               147,143,965
    Class K Shares                                                         229,899,468          $  1.00               229,924,399
                                                                       ---------------                              -------------
    Total                                                              $   377,030,936             N/A                377,068,364
Pro Forma - ABN AMRO Institutional Prime Money Market Fund
    Class Y Shares                                                     $ 1,634,059,273          $  1.00             1,634,066,804
    Class YS Shares                                                        321,852,285          $  1.00               321,882,213
                                                                       ---------------                              -------------
    Total                                                              $ 1,955,911,558             N/A              1,955,949,017


                         REASONS FOR THE REORGANIZATION

        On [April 1,] 2001, ABN AMRO Holding N.V. indirectly acquired Independence One Capital. Following such acquisition, AAAM and the ABN AMRO Trust proposed to Independence One Capital and the Board of Trustees of the Independence One Trust that each of the portfolios of the Independence One Trust be acquired by corresponding portfolios of the ABN AMRO Trust and that the Independence One Trust be terminated. [The Reorganization was proposed by AAAM and the ABN AMRO Trust to promote more efficient operations, eliminate certain duplicative costs and enhance the distribution of Fund shares by eliminating redundant investment products sponsored by the same organization].

        The Board of Trustees of the Independence One Trust met on July 25, 2001 to receive information concerning AAAM and the ABN AMRO Trust, to review this information and to consider the terms of the proposed Reorganization. After consultation with legal counsel, the Board of Trustees of the Independence One Trust, including the trustees who are not "interested persons" (within the meaning of the 1940 Act), unanimously approved the Reorganization Agreement and recommended its approval by the shareholders of the Independence One Funds. In approving the Reorganization, the Board determined that participation in the Reorganization is in the best interests of each Independence One Fund and that the interests of the shareholders of each Independence One Fund would not be diluted as a result of the Reorganization. In approving the Reorganization Agreement, the Board considered a number of factors, including the following:

        -       the terms and conditions of the Reorganization;

        - the compatibility of the Funds' objectives, limitations and policies;

        - performance history of the Independence One Funds and the ABN AMRO Funds;

        -       pro forma and/or estimated expense ratios for the ABN AMRO
                Funds;

        - potential economies of scale to be gained from the Reorganization;

        - potential new investment opportunities available to shareholders of the Independence One Funds as a result of the Reorganization;

        - the fact that the Reorganization is expected to be free from federal taxes;

        -       the service features available to shareholders of the ABN AMRO
                Funds;

        - the fact that the ABN AMRO Funds will assume all of the liabilities of the Independence One Funds; and

        - the agreement by AAAM and/or its affiliates to bear all expenses of the Reorganization incurred by the Independence One Funds.

        BASED ON THIS INFORMATION, THE BOARD RECOMMENDS THAT THE SHAREHOLDERS OF EACH INDEPENDENCE ONE FUND APPROVE THE REORGANIZATION.

                               SHAREHOLDER RIGHTS



ABN AMRO FUNDS

        GENERAL. ABN AMRO Trust is an open-end management investment company established as a Delaware business trust pursuant to a Trust Instrument dated September 8, 1993. ABN AMRO Trust is also governed by its By-Laws and applicable Delaware law.

        SHARES. ABN AMRO Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, from an unlimited number of series of shares. Currently, ABN AMRO Trust consists of over 25 separate investment series offering up to five classes of shares: Class N Shares, Class I Shares, Class S Shares, Class Y Shares and Class YS Shares. The five classes differ with respect to minimum investment requirements, distribution fees and shareholder servicing costs, as set forth in the prospectuses. The shares of the ABN AMRO Trust Funds have no preference as to conversion features, exchange privileges or other attributes, and have no preemptive rights.

        VOTING RIGHTS. On any matter submitted to a vote of shareholders, all shares entitled to vote are voted on by individual series or class, except that:
(i) when so required by the 1940 Act, then shares are voted in the aggregate and not by individual series or class; and (ii) when the trustees of the ABN AMRO Trust have determined that the matter only affects the interest of one or more series or class, then only shareholders of such series or class are entitled to vote.

        SHAREHOLDER MEETINGS. The ABN AMRO Trust is not required to hold annual meetings of shareholders, but may hold special meetings of shareholders under certain circumstances. A special meeting of shareholders may be called at any time by the trustees or on the written request of shareholders owning at least one-tenth of the outstanding shares entitled to vote.

        ELECTION AND TERM OF TRUSTEES. The ABN AMRO Trust's affairs are supervised by the trustees under the laws governing business trusts in the State of Delaware. Subject to 1940 Act requirements, trustees may be elected by shareholders or appointed by the Board. Under the Trust's By-Laws, trustees hold office until the end of the fiscal year in which the trustee attains 72 years of age, until their successors are duly elected and qualified, or until their death, removal or resignation. A trustee may be removed at any time by written instrument signed by at least two-thirds of the number of trustees prior to such removal or by a vote of shareholders owning at least two-thirds of the outstanding shares.

        SHAREHOLDER LIABILITY. Pursuant to Delaware law and the ABN AMRO Trust's Trust Instrument, shareholders of the ABN AMRO Funds generally are not personally liable for the acts, omissions or obligations of the trustees or the ABN AMRO Trust.

        TRUSTEE LIABILITY. Pursuant to Delaware law and the ABN AMRO Trust's Trust Instrument, trustees are not personally liable to any person other than the ABN AMRO Trust and the shareholders for any act, omission or obligation of the ABN AMRO Trust or another trustee. Pursuant to the ABN AMRO Trust's Trust Instrument, trustees are not personally liable for any act or omission he or she takes while acting as a trustee or for any act or omission of any other person or party, except that trustees are not protected against liability to the ABN AMRO Trust or to shareholders resulting from his or her willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved as a trustee. The ABN AMRO Trust generally indemnifies trustees against all liabilities and expenses incurred by reason of being a trustee, except for liabilities and expenses arising from the trustee's willful misfeasance, gross negligence or reckless disregard of his or her duties as a trustee.

                             INDEPENDENCE ONE FUNDS

        GENERAL. The Independence One Trust is an open-end management investment company established as a Massachusetts business trust pursuant to a Declaration of Trust dated January 9, 1989. The Independence One Trust is also governed by its By-Laws and applicable Massachusetts law.

        SHARES. The Independence One Trust is authorized to issue an unlimited number of shares of beneficial interest, without par value, from an unlimited number of series of shares. Currently, the Independence One Trust consists of eight separate investment series offering up to five classes of shares: Class A Shares, Class B Shares, Trust Class Shares, Class K Shares and Class Y Shares. The five classes differ with respect to sales charges, distribution fees and shareholder servicing costs, as set forth in the prospectuses. The shares of each Fund have no preference as to conversion features, exchange privileges or other attributes, and have no preemptive rights.

        VOTING RIGHTS. On any matter submitted to a vote of shareholders, all shares entitled to vote are voted on by individual series or class, except that:
(i) when so required by the 1940 Act, then shares are voted in the aggregate and not by individual series or class; and (ii) when the trustees of the Independence One Trust have determined that the matter only affects the interest of one or more series or class, then only shareholders of such series or class are entitled to vote.

        SHAREHOLDER MEETINGS. The Independence One Trust is not required to hold annual meetings of shareholders, but may hold special meetings of shareholders under certain circumstances. A special meeting of shareholders may be called at any time by the trustees or by shareholders holding at least 10% of the shares then outstanding.

        ELECTION AND TERM OF TRUSTEES. The Independence One Funds' affairs are supervised by the trustees under the laws governing business trusts in the Commonwealth of Massachusetts. Subject to 1940 Act requirements, trustees may be elected by shareholders or appointed by the Board. Trustees hold office until their successors are duly elected and qualified, or until their death, resignation, retirement, removal or mental or physical incapacity. A trustee may be removed at any time by written instrument signed by at least two-thirds of the trustees then in office or by a vote of shareholders holding two-thirds of the outstanding shares.

        SHAREHOLDER LIABILITY. Pursuant to the Independence One Trust's Declaration of Trust, shareholders of the Independence One Funds are not personally liable for the acts, omissions, liabilities or obligations of any kind of the Independence One Trust.

        TRUSTEE LIABILITY. The Trustees generally are not personally liable for any obligation of the Independence One Trust. The Independence One Trust will indemnify its trustees against all liabilities and expenses, except for those arising from the trustee's willful misfeasance, bad faith, gross negligence or reckless disregard of his or her duties.

        THE FOREGOING IS ONLY A SUMMARY OF CERTAIN RIGHTS OF SHAREHOLDERS OF THE ABN AMRO FUNDS AND THE INDEPENDENCE ONE FUNDS UNDER THEIR GOVERNING CHARTER DOCUMENTS, BY-LAWS AND STATE LAW, AND IS NOT A COMPLETE DESCRIPTION OF PROVISIONS CONTAINED IN THOSE SOURCES. SHAREHOLDERS SHOULD REFER TO THE PROVISIONS OF THOSE DOCUMENTS AND STATE LAW DIRECTLY FOR A MORE THOROUGH DESCRIPTION.

                             ADDITIONAL INFORMATION

        Information concerning the operation and management of the ABN AMRO Funds is included in the current prospectuses relating to those Funds, which are incorporated herein by reference and copies of which accompany this Proxy Statement/Prospectus. Additional information about the ABN AMRO Funds is included in the Statements of Additional Information for the ABN AMRO Funds dated March 1, 2002, or __________, 2002, as the case may be, which are available upon request and without charge by calling 1-800-992-8151.

        Information about the Independence One Funds is included in the current prospectuses relating to those Funds dated June 30, 2001, which are incorporated by reference herein. Additional information is included in the Statement of Additional Information of the Independence One Funds dated June 30, 2001, which are available upon request and without charge by calling 1-888-898-0600. The Independence One Funds' current prospectuses and Statement of Additional Information have been filed with the SEC.

        The ABN AMRO Funds and Independence One Funds are each subject to the informational requirements of the Securities Exchange Act of 1934 and the 1940 Act, and in accordance therewith file reports and other information, including proxy material and charter documents, with the SEC. These items may be inspected and copied at the Public Reference Facilities maintained by the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549 and at the SEC's regional offices in New York at 233 Broadway, New York, New York 10279 and in Chicago at 175 West Jackson Boulevard, Suite 900, Chicago, Illinois 60604. Copies of such items can be obtained from the Public Reference Branch, Office of Consumer Affairs, SEC, Washington, D.C. 20549 at prescribed rates.

        INTEREST OF CERTAIN PERSONS IN THE REORGANIZATION. ABN AMRO Holding N.V. may be deemed to have an interest in the Reorganization because certain of its subsidiaries provide investment advisory services to the ABN AMRO Funds and the Independence One Funds pursuant to advisory agreements with the Funds. Future growth of the ABN AMRO Funds can be expected to increase the total amount of fees payable to these subsidiaries and to reduce the number of fees required to be waived to maintain total fees of the ABN AMRO Funds at agreed upon levels.

        FISCAL YEAR END AND FINANCIAL STATEMENTS. The fiscal year end of each ABN AMRO Fund is October 31. The fiscal year end of each Independence One Fund is April 30.

        The financial statements of the Independence One Funds contained in Independence One Trust's annual report to shareholders for the fiscal year ended April 30, 2001 have been audited by KPMG LLP, their independent auditor. These financial statements for the Independence One Funds are incorporated by reference into this Proxy Statement/Prospectus.

        The financial statements of the Existing ABN AMRO Funds contained in the ABN AMRO Funds' Annual Report to shareholders for the fiscal year ended October 31, 2001 have been audited by Ernst & Young LLP, their independent auditor. These financial statements for the ABN AMRO Funds are incorporated by reference into this Proxy Statement/Prospectus insofar as such financial statements relate to the ABN AMRO Funds participating in the Reorganization, and not to any other Funds that are part of the ABN AMRO Trust and described therein. The ABN AMRO Funds and Independence One Funds each will furnish, without charge, a copy of their most recent Semi-Annual Report succeeding such Annual Report, if any, on request. Requests should be directed to the ABN AMRO Funds at P.O. Box 9765, Providence, Rhode Island 02940, or by calling 1-800-992-8151 and to the Independence One Funds at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237, or by calling 1-800-334-2292.

        THE BOARD OF TRUSTEES OF THE INDEPENDENCE ONE TRUST UNANIMOUSLY RECOMMENDS THAT YOU VOTE FOR APPROVAL OF THE REORGANIZATION.

                                 VOTING MATTERS

        GENERAL INFORMATION. This Proxy Statement/Prospectus is being furnished in connection with the solicitation of proxies by the Board of Trustees of the Independence One Trust. It is expected that the solicitation of proxies will be primarily by mail. Officers and service contractors of the ABN AMRO Trust and the Independence One Trust may also solicit proxies by telephone, facsimile, Internet or in person. The cost of solicitation will be borne by Independence One Capital and/or its affiliates.

        VOTING RIGHTS AND REQUIRED VOTE. Shareholders of the Independence One Funds are entitled to one vote for each full share held and fractional votes for fractional shares. More than 50% of the total number of outstanding shares of each Fund entitled to vote, present in person or by proxy, constitutes a quorum. Approval of the Reorganization with respect to each Independence One Fund requires the vote of more than 50% of the outstanding shares of each Fund entitled to vote on the approval. Any shareholder giving a proxy may revoke it at any time before it is exercised by submitting to the Independence One Trust a written notice of revocation or a subsequently executed proxy or by attending the Meeting and voting in person. The proposed Reorganization of the Independence One Funds will be voted upon separately by the shareholders of each Fund. The consummation of each Fund's Reorganization is not conditioned on the approval of the Reorganization by any other Fund.

        Shares represented by a properly executed proxy will be voted in accordance with the instructions thereon, or if no specification is made, the shares will be voted "FOR" the approval of the Reorganization. It is not anticipated that any matters other than the approval of the Reorganization will be brought before the Meeting. Should other business properly be brought before the Meeting, it is intended that the accompanying proxies will be voted in accordance with the judgment of the persons named as such proxies. For the purposes of determining the presence of a quorum for transacting business at the Meeting, abstentions and broker "non-votes" (that is, proxies from brokers or nominees indicating that such persons have not received instructions from the beneficial owners or other persons entitled to vote shares on a particular matter with respect to which the brokers or nominees do not have discretionary power) will be treated as shares that are present but which have not been voted. For this reason, abstentions and broker non-votes will have the effect of a "no" vote for purposes of obtaining the requisite approval of the Reorganization.

        If sufficient votes in favor of the proposals set forth in the Notice of the Special Meeting are not received by the time scheduled for the Meeting, the holders of a plurality of shares present in person or by proxy at the Meeting and entitled to vote at the Meeting, whether or not sufficient to constitute a quorum, may adjourn the Meeting. Any business that might have been transacted at the Meeting originally called may be transacted at any such adjourned session(s) at which a quorum is present. The costs of any additional solicitation and of any adjourned session(s) will be borne by Independence One Capital and/or its affiliates.

        RECORD DATE AND OUTSTANDING SHARES. Only shareholders of record of the Independence One Funds at the close of business on _________, 2002 (the "Record Date") are entitled to notice of and to vote at the Meeting and any postponement or adjournment thereof. At the close of business on the Record Date the following number of shares were outstanding and entitled to vote:


                         INDEPENDENCE ONE FUNDS                                FUND SHARES
--------------------------------------------------------------------       ----------------
U.S. Treasury Money Market Fund - Class K Shares....................
International Equity Fund - Class A Shares..........................
Michigan Municipal Cash Fund - Class K Shares.......................
Fixed Income Fund ..................................................
    Trust Class Shares..............................................
    Class B Shares..................................................
U.S. Government Securities Fund.....................................
    Class A Shares..................................................
    Class B Shares..................................................
Small Cap Fund - Class A Shares.....................................
Equity Plus Fund....................................................
    Trust Class Shares..............................................
    Class A Shares..................................................
    Class B Shares..................................................
Prime Money Market Fund.............................................
    Class Y Shares..................................................
    Class K Shares..................................................

SECURITY OWNERSHIP OF CERTAIN BENEFICIAL OWNERS AND MANAGEMENT

           ABN AMRO FUNDS. [AS OF THE RECORD DATE, THE OFFICERS AND TRUSTEES OF THE ABN AMRO TRUST AS A GROUP, BENEFICIALLY OWNED LESS THAN 1% OF THE OUTSTANDING CLASS N SHARES, CLASS I SHARES, CLASS S SHARES, CLASS Y SHARES AND CLASS YS SHARES OF THE ABN AMRO FUNDS.] As of the Record Date, to the best of the knowledge of the ABN AMRO Trust, the following persons owned of record or beneficially 5% or more of the outstanding shares of Class N Shares, Class I Shares, Class S Shares, Class Y Shares or Class YS Shares of the following ABN AMRO Funds:

                                                     PERCENTAGE          TYPE OF
     NAME AND ADDRESS            FUND/CLASS           OWNERSHIP         OWNERSHIP
--------------------------     ---------------       -----------       -----------


           INDEPENDENCE ONE FUNDS. [AS OF THE RECORD DATE, THE OFFICERS AND TRUSTEES OF THE INDEPENDENCE ONE TRUST AS A GROUP, BENEFICIALLY OWNED LESS THAN 1% OF THE OUTSTANDING CLASS A SHARES, CLASS B SHARES, TRUST CLASS SHARES, CLASS K SHARES AND CLASS Y SHARES OF THE INDEPENDENCE ONE FUNDS.] As of the Record Date, to the best of the knowledge of the Independence One Trust, the following persons owned of record or beneficially 5% or more of the outstanding shares of Class A Shares, Class B Shares, Trust Class Shares, Class K Shares or Class Y Shares of the Independence One Funds:

                                                     PERCENTAGE          TYPE OF
     NAME AND ADDRESS            FUND/CLASS           OWNERSHIP         OWNERSHIP
--------------------------     ---------------       -----------       -----------


        EXPENSES. In order to obtain the necessary quorum at the Meeting, additional solicitations may be made by mail, telephone, telegraph, facsimile or personal interview by representatives of the Independence One Trust, ABN AMRO Trust, Independence One Capital, AAAM and/or their affiliates or service providers at an estimated cost of approximately $________. All costs of solicitation (including the printing and mailing of this proxy statement, meeting notice and form of proxy, as well as any necessary supplementary solicitations) will be paid by AAAM and/or its affiliates. Persons holding shares as nominees will, upon request, be reimbursed for their reasonable expenses in sending soliciting material to their principals.

                                 OTHER BUSINESS

        The Board of Trustees of the Independence One Trust knows of no other business to be brought before the Meeting. However, if any other matters come before the Meeting, it is the intention that proxies that do not contain specific restrictions to the contrary will be voted on such matters in accordance with the judgment of the persons named in the enclosed form of proxy.

                              SHAREHOLDER INQUIRIES

        INDEPENDENCE ONE FUNDS. Shareholder inquiries may be addressed to the Independence One Trust in writing at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237, or by calling 1-888-898-0600.

        ABN AMRO FUNDS. Shareholder inquiries may be addressed to the ABN AMRO Trust in writing at P.O. Box 9765, Providence, Rhode Island 02940, or by calling 1-800-992-8151.

        SHAREHOLDERS WHO DO NOT EXPECT TO BE PRESENT AT THE MEETING ARE REQUESTED TO VOTE USING THE METHODS DESCRIBED ON THE ENCLOSED PROXY CARDS.

                                            By Order of the Board of Trustees,


                                            [NAME]
                                            [TITLE]
                                            Independence One Mutual Funds

                                                                       EXHIBIT A

                  FORM OF AGREEMENT AND PLAN OF REORGANIZATION

        THIS AGREEMENT AND PLAN OF REORGANIZATION (the "Agreement") is made as of this _____day of _____, 2002, by and between ABN AMRO Funds, a Delaware business trust, with its principal place of business at 161 North Clark Street, Chicago, Illinois 60601 (the "Trust"), with respect to its ABN AMRO Treasury Money Market Fund, ABN AMRO Institutional Prime Money Market Fund, ABN AMRO International Equity Fund, ABN AMRO Michigan Municipal Cash Fund, ABN AMRO Select Small Cap Fund, ABN AMRO Equity Plus Fund and ABN AMRO Investment Grade Bond Fund, each a separate series of the Trust (each an "Acquiring Fund" and, together, the "Acquiring Funds"), and Independence One Mutual Funds, a Massachusetts business trust, with its principal place of business at 5800 Corporate Drive, Pittsburgh, Pennsylvania 15237 (the "Independence One Trust"), with respect to its Independence One U.S. Treasury Money Market Fund, Independence One Prime Money Market Fund, Independence One International Equity Fund, Independence One Michigan Municipal Cash Fund, Independence One Small Cap Fund, Independence One Equity Plus Fund, Independence One Fixed Income Fund and Independence One U.S. Government Securities Fund, each a separate series of the Independence One Trust (each a "Selling Fund" and, together the "Selling Funds" and, collectively with the Acquiring Funds, the "Funds").

        This Agreement is intended to be, and is adopted as, a Plan of Reorganization within the meaning of Section 368 of the United States Internal Revenue Code of 1986, as amended (the "Code") and the Treasury Regulations promulgated thereunder. The reorganization will consist of: (i) the transfer of all of the assets of each Selling Fund in exchange for, as applicable, Class N Shares, Class I Shares, Class S Shares, Class Y Shares or Class YS Shares of beneficial interest, no par value per share, of its corresponding Acquiring Fund ("Acquiring Fund Shares") as set forth on Schedule A attached hereto; (ii) the assumption by each Acquiring Fund of the liabilities of each Selling Fund; and
(iii) the distribution, after the Closing Dates hereinafter referred to, of the Acquiring Fund Shares to the shareholders of each Selling Fund and the liquidation of each Selling Fund as provided herein, all upon the terms and conditions set forth in this Agreement (the "Reorganization").

        WHEREAS, each Acquiring Fund and each Selling Fund is a separate series of the Trust and the Independence One Trust, respectively, and the Trust and the Independence One Trust are open-end, registered management investment companies and each Selling Fund owns securities that generally are assets of the character in which its corresponding Acquiring Fund is permitted to invest;

        WHEREAS, each Fund is authorized to issue its shares of beneficial interest;

        WHEREAS, the Trustees of the Trust have determined that the Reorganization, with respect to each Acquiring Fund, is in the best interests of each Acquiring Fund and that the interests of the existing shareholders of the Acquiring Fund will not be diluted as a result of the Reorganization;

        WHEREAS, the Trustees of the Independence One Trust have determined that the Reorganization, with respect to each Selling Fund, is in the best interests of the Selling Fund and that the interests of the existing shareholders of the Selling Fund will not be diluted as a result of the Reorganization;

        NOW, THEREFORE, in consideration of the premises and of the covenants and agreements hereinafter set forth, the parties hereto covenant and agree as follows:

                                   ARTICLE I

             TRANSFER OF ASSETS OF THE SELLING FUNDS IN EXCHANGE FOR
           ACQUIRING FUND SHARES AND THE ASSUMPTION OF SELLING FUNDS'
                LIABILITIES AND LIQUIDATION OF THE SELLING FUNDS

        1.1 THE EXCHANGE. Subject to the terms and conditions contained herein and on the basis of the representations and warranties contained herein, each Selling Fund agrees to transfer all of its assets, as set forth in paragraph 1.2, to its corresponding Acquiring Fund. In exchange, each Acquiring Fund agrees: (i) to deliver to its corresponding Selling Fund the number of full and fractional Acquiring Fund Shares, determined by (a) multiplying the shares outstanding of each class of the Selling Fund by (b) the ratio computed by dividing (x) the net asset value per share of each such class of the Selling Fund by (y) the net asset value per share of the corresponding class of Acquiring Fund Shares computed in the manner and as of the time and date set forth in paragraph 2.2; and (ii) to assume all of the liabilities of the Selling Fund, as set forth in paragraph 1.3. Such transactions shall take place at the Closing Dates provided for in paragraph 3.1.

        1.2 ASSETS TO BE ACQUIRED. The assets of each Selling Fund to be acquired by its corresponding Acquiring Fund shall consist of all property, including, without limitation, all cash, securities, commodities, interests in futures and dividends or interest receivables, owned by the Selling Fund and any deferred or prepaid expenses shown as an asset on the books of such Selling Fund on its respective Closing Date.

        Each Selling Fund has provided its corresponding Acquiring Fund with its most recent audited financial statements, which contain a list of all of the Selling Fund's assets as of the date of such statements. Each Selling Fund hereby represents that as of the date of the execution of this Agreement, there have been no changes in its financial position as reflected in such financial statements other than those occurring in the ordinary course of business in connection with the purchase and sale of securities, the issuance and redemption of Selling Fund shares and the payment of normal operating expenses, dividends and capital gains distributions.

        Each Selling Fund will, within a reasonable period of time before its respective Closing Date, furnish each Acquiring Fund with a list of the Selling Fund's portfolio securities and other investments. Each Acquiring Fund will, within a reasonable time before its respective Closing Date, furnish its corresponding Selling Fund with a list of the securities, if any, on the Selling Fund's list referred to above that do not conform to the Acquiring Fund's investment objectives, policies, and restrictions. A Selling Fund, if requested by its corresponding Acquiring Funds, will dispose of securities on the Acquiring Fund's list before its respective Closing Date. In addition, if it is determined that the portfolios of a Selling Fund and its Acquiring Fund, when aggregated, would contain investments exceeding certain percentage limitations imposed upon the Acquiring Fund with respect to such investments, the Selling Fund, if requested by the Acquiring Fund, will dispose of a sufficient amount of such investments as may be necessary to avoid violating such limitations as of its respective Closing Date. Notwithstanding the foregoing, nothing herein will require a Selling Fund to dispose of any investments or securities if, in the reasonable judgment of the Selling Fund's trustees or adviser, such disposition would adversely affect the tax-free nature of the Reorganization or would violate their fiduciary duties to the Selling Fund's shareholders.

        1.3 LIABILITIES TO BE ASSUMED. Each Selling Fund will endeavor to discharge all of its known liabilities and obligations to the extent possible before its respective Closing Date. Notwithstanding the foregoing, any liabilities not so discharged shall be assumed by the Acquiring Fund, which assumed liabilities shall include all of the Selling Fund's liabilities, debts, obligations, and duties of whatever kind or nature, whether absolute, accrued, contingent, or otherwise, whether or not arising in the ordinary course of business, whether or not determinable at the Closing Date, and whether or not specifically referred to in this Agreement.

        1.4 STATE FILINGS. Prior to each Closing Date, the Trust shall make any filings with the State of Delaware that may be required under the laws of the State of Delaware, effective as of each respective Closing Date.

        1.5 LIQUIDATION AND DISTRIBUTION. On or as soon after its Closing Date as is conveniently practicable (the "Liquidation Date"): (a) each Selling Fund will distribute in complete liquidation of the Selling Fund, pro rata to its shareholders of record, determined as of the close of business on the Valuation Date (the "Selling Fund Shareholders"), all of the Acquiring Fund Shares received by the Selling Fund pursuant to paragraph 1.1; and (b) the Selling Fund will thereupon proceed to dissolve and terminate as set forth in paragraph 1.9 below. Such distribution will be accomplished by the transfer of Acquiring Fund Shares credited to the account of the Selling Fund on the books of the Acquiring Fund to open accounts on the share records of the Acquiring Fund in the name of the Selling Fund Shareholders, and representing the respective pro rata number of Acquiring Fund Shares due such shareholders. All issued and outstanding shares of the Selling Fund will simultaneously be canceled on the books of the Selling Fund. The Acquiring Fund shall not issue certificates representing Acquiring Fund Shares in connection with such transfer.

        1.6 OWNERSHIP OF SHARES. Ownership of Acquiring Fund Shares will be shown on the books of each Acquiring Fund's transfer agent. Shares of each Acquiring Fund will be issued simultaneously to its corresponding Selling Fund, in an amount equal in value to the aggregate net asset value of each Selling Fund's shares, to be distributed to Selling Fund shareholders.

        1.7 TRANSFER TAXES. Any transfer taxes payable upon the issuance of Acquiring Fund Shares in a name other than the registered holder of the Selling Fund shares on the books of the Selling Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Acquiring Fund Shares are to be issued and transferred.

        1.8 REPORTING RESPONSIBILITY. Any reporting responsibility of each Selling Fund is and shall remain the responsibility of the Selling Fund.

        1.9 TERMINATION. Each Selling Fund shall be terminated promptly following its respective Closing Date and the making of all distributions pursuant to paragraph 1.5.

        1.10 BOOKS AND RECORDS. All books and records of each Selling Fund, including all books and records required to be maintained under the Investment Company Act of 1940 (the "1940 Act"), and the rules and regulations thereunder, shall be available to the corresponding Acquiring Fund from and after its respective Closing Date and shall be turned over to the Acquiring Fund as soon as practicable following its respective Closing Date.

        1.11 RELATIONSHIP OF TRANSACTIONS. Subject to the conditions set forth in this Agreement, the failure of one of the Selling Funds to consummate the transactions contemplated hereby shall not affect the consummation or validity of the Reorganization with respect to any other Selling Fund, and the provisions of this Agreement shall be construed to effect this intent, including, without limitation, as the context requires, construing the terms "Acquiring Fund" and "Selling Fund" as meaning only those series of the Trust and the Independence One Trust, respectively, which are involved in the Reorganization as of the Closing Dates.

                                   ARTICLE II

                                    VALUATION

        2.1 VALUATION OF ASSETS. The value of a Selling Fund's assets to be acquired by its corresponding Acquiring Fund hereunder shall be the value of such assets on the business day immediately prior to each respective Closing Date (such time and date being hereinafter called a "Valuation Date"), using the valuation procedures set forth in the Trust Instrument and each Acquiring Fund's then current prospectus and statement of additional information or such other valuation procedures as shall be mutually agreed upon by the parties. Each Acquiring Fund and Selling Fund agrees to use all commercially reasonable efforts to resolve any material differences between the prices of portfolio securities determined in accordance with the pricing policies and procedures of an Acquiring Fund and those determined in accordance with the pricing policies and procedures of its corresponding Selling Fund. Where a pricing difference results from a difference in pricing methodology, the parties will eliminate such difference by using the Acquiring Fund's methodology in valuing the Selling Funds' assets.

        2.2 VALUATION OF SHARES. The net asset value per share of Acquiring Fund Shares shall be the net asset value per share computed on the Valuation Date, using the valuation procedures set forth in the Trust's Trust Instrument and each Acquiring Fund's then current prospectuses and statements of additional information, or such other valuation procedures as shall be mutually agreed upon by the parties.

        2.3 SHARES TO BE ISSUED. The number of each Acquiring Fund's shares of each class to be issued (including fractional shares, if any) in exchange for its corresponding Selling Fund's assets, shall be determined by (a) multiplying the shares outstanding of each class of the Selling Fund by (b) the ratio computed by (x) dividing the net asset value per share of the Selling Fund of each of its classes by (y) the net asset value per share of the corresponding classes of the Acquiring Fund determined in accordance with paragraph 2.2. Holders of Class Y Shares, Class K Shares, Class A Shares, Class B Shares and Trust Class Shares of the Selling Funds will receive Class N Shares, Class I Shares, Class S Shares, Class Y Shares or Class YS Shares of the corresponding Acquiring Funds, as set forth on Schedule A attached hereto.

        2.4 DETERMINATION OF VALUE. All computations of value shall be made by PFPC, Inc., on behalf of the Acquiring Funds, and Federated Administrative Services, on behalf of the Selling Funds.

                                  ARTICLE III

                           CLOSINGS AND CLOSING DATES

        3.1 CLOSING DATES. The closing shall occur in two steps. There will be a separate closing on or about May 24, 2002 for the Independence One Prime Money Market Fund, Independence One Treasury Money Market Fund and Independence One International Equity Fund and a separate closing on or about May 31, 2002 for the Independence One Michigan Municipal Cash Fund, Independence One Small Cap Fund, Independence One Equity Plus Fund, Independence One Fixed Income Fund and Independence One U.S. Government Securities Fund or such other date(s) as the parties may agree to in writing (each a "Closing Date" and collectively, the "Closing Dates"). All acts taking place at the Closings shall be deemed to take place immediately prior to the Closing Dates unless otherwise provided. The Closings shall be held as of 8:00 a.m. Eastern time (the "Effective Time") at the offices of PFPC, Inc., 4400 Computer Drive, Westborough, Massachusetts 01581, or at such other time and/or place as the parties may agree.

        3.2 CUSTODIAN'S CERTIFICATE. State Street Bank and Trust Company, as custodian for each Selling Fund (the "Custodian"), shall deliver at the Closings a certificate of an authorized officer stating that: (a) each Selling Fund's portfolio securities, cash, and any other assets shall have been delivered in proper form to its corresponding Acquiring Fund on the Closing Dates; and (b) all necessary taxes including all applicable federal and state stock transfer stamps, if any, shall have been paid, or provision for payment shall have been made, in conjunction with the delivery of portfolio securities by the Selling Fund.

        3.3 EFFECT OF SUSPENSION IN TRADING. In the event that on the Valuation Date, either: (a) the NYSE or another primary exchange on which the portfolio securities of an Acquiring Fund or a Selling Fund are purchased or sold, shall be closed to trading or trading on such exchange shall be restricted; or (b) trading or the reporting of trading on the NYSE or elsewhere shall be disrupted so that accurate appraisal of the value of the net assets of an Acquiring Fund or a Selling Fund is impracticable, the Valuation Date shall be postponed until the first business day after the day when trading is fully resumed and reporting is restored.

        3.4 TRANSFER AGENT'S CERTIFICATE. Federated Services Company, as transfer agent for each Selling Fund as of the Closing Dates, shall deliver at the Closings a certificate of an authorized officer stating that its records contain the names and addresses of Selling Fund Shareholders, and the number and percentage ownership of outstanding shares owned by each such shareholder immediately prior to the Closings. Each Acquiring Fund shall issue and deliver or cause PFPC, Inc., its transfer agent, to issue and deliver a confirmation evidencing Acquiring Fund Shares to be credited on the Closing Dates to the Secretary of the Independence One Trust or provide evidence satisfactory to the Selling Fund that such Acquiring Fund Shares have been credited to the Selling Fund's account on the books of the Acquiring Fund. At the Closings, each party shall deliver to the other such bills of sale, checks, assignments, share certificates, receipts and other documents, if any, as such other party or its counsel may reasonably request.

                                   ARTICLE IV

                         REPRESENTATIONS AND WARRANTIES

        4.1 REPRESENTATIONS OF THE SELLING FUNDS. The Independence One Trust, on behalf of each Selling Fund, represents and warrants to the Trust, on behalf of each corresponding Acquiring Fund, as follows:

            (a) The Selling Fund is a legally designated, separate series of a voluntary association duly organized, validly existing, and in good standing under the laws of the Commonwealth of Massachusetts.

            (b) The Independence One Trust is registered as an open-end management investment company under the 1940 Act, and the Independence One Trust's registration with the Securities and Exchange Commission (the "Commission") as an investment company under the 1940 Act is in full force and effect.

            (c) The current prospectuses and statements of additional information of the Selling Fund conform in all material respects to the applicable requirements of the Securities Act of 1933 (the "1933 Act") and the 1940 Act, and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make the statements therein, in light of the circumstances under which they were made, not misleading.

            (d) The Selling Fund is not, and the execution, delivery, and performance of this Agreement (subject to shareholder approval) will not, result in the violation of any provision of the Independence One Trust's Declaration of Trust or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Selling Fund is a party or by which it is bound.

            (e) The Selling Fund has no material contracts or other commitments (other than this Agreement) that will be terminated with liability to it before its applicable Closing Date, except for liabilities, if any, to be discharged or reflected in the Statement of Assets and Liabilities as provided in paragraph
1.3 hereof.

            (f) Except as otherwise disclosed in writing to and accepted by the Acquiring Fund, no litigation, administrative proceeding, or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Selling Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business, or the ability of the Selling Fund to carry out the transactions contemplated by this Agreement. The Selling Fund knows of no facts that might form the basis for the institution of such proceedings and is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transactions contemplated herein.

            (g) The financial statements of the Selling Fund as of April 30, 2001 and for the fiscal year then ended have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Acquiring Funds) fairly reflect the financial condition of the Selling Fund as of April 30, 2001 and there are no known contingent liabilities of the Selling Fund as of such date that are not disclosed in such statements.

            (h) Since the date of the financial statements referred to in paragraph (g) above, there have been no material adverse changes in the Selling Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Selling Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Acquiring Fund. For the purposes of this subparagraph (h), a decline in the net asset value of the Selling Fund shall not constitute a material adverse change.

            (i) All federal and other tax returns and reports of the Selling Fund required by law to be filed, have been filed, and all federal and other taxes shown due on such returns and reports have been paid, or provision shall have been made for the payment thereof. To the best of the Selling Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

            (j) All issued and outstanding shares of the Selling Fund are duly and validly issued and outstanding, fully paid and non-assessable by the Selling Fund. All of the issued and outstanding shares of the Selling Fund will, at the time of the Closing Date, be held by the persons and in the amounts set forth in the records of the Selling Fund's transfer agent as provided in paragraph 3.4. The Selling Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any of the Selling Fund shares, and has no outstanding securities convertible into any of the Selling Fund shares.

            (k) At the Closing Date, the Selling Fund will have good and marketable title to the Selling Fund's assets to be transferred to the Acquiring Fund pursuant to paragraph 1.2, and full right, power, and authority to sell, assign, transfer, and deliver such assets hereunder, free of any lien or other encumbrance, except those liens or encumbrances to which the Acquiring Fund has received notice, and, upon delivery and payment for such assets, and the filing of any articles, certificates or other documents under the laws of the Commonwealth of Massachusetts, the Acquiring Fund will acquire good and marketable title, subject to no restrictions on the full transfer of such assets, other than such restrictions as might arise under the 1933 Act, and other than as disclosed to and accepted by the Acquiring Fund.

            (l) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Selling Fund. Subject to approval by the Selling Fund Shareholders, this Agreement constitutes a valid and binding obligation of the Selling Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

            (m) The information to be furnished by the Selling Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

            (n) From the effective date of the Registration Statements (as defined in paragraph 5.7), through the time of the meeting of the Selling Fund Shareholders and on each Closing Date, any written information furnished by the Independence One Trust with respect to the Selling Fund for use in the Proxy Materials (as defined paragraph 5.7), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

            (o) The Selling Fund has elected to qualify and has qualified as a "regulated investment company" under the Code (a "RIC"), as of and since its first taxable year; has been a RIC under the Code at all times since the end of its first taxable year when it so qualified; and qualifies and will continue to qualify as a RIC under the Code for its taxable year ending upon its liquidation.

            (p) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the Securities Exchange Act of 1934 (the "1934 Act"), the 1940 Act or Massachusetts law for the execution of this Agreement by the Independence One Trust, for itself and on behalf of each Selling Fund, except for the effectiveness of the Registration Statements, the necessary exemptive relief requested from the Commission or its staff with respect to Sections 17(a) and 17(b) of the 1940 Act, and the filing of any articles, certificates or other documents that may be required under Massachusetts law, and except for such other consents, approvals, authorizations and filings as have been made or received, and such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date, it being understood, however, that this Agreement and the transactions contemplated herein must be approved by the shareholders of the Selling Fund as described in paragraph 5.2.

        4.2 REPRESENTATIONS OF THE ACQUIRING FUNDS. The Trust, on behalf of each Acquiring Fund, represents and warrants to the Independence One Trust, on behalf of each corresponding Selling Fund, as follows:

            (a) The Acquiring Fund is a legally designated, separate series of a voluntary association, duly organized, validly existing and in good standing under the laws of the State of Delaware.

            (b) The Trust is registered as an open-end management investment company under the 1940 Act, and the Trust's registration with the Commission as an investment company under the 1940 Act is in full force and effect.

            (c) The current prospectuses and statements of additional information of the Acquiring Fund conform in all material respects to the applicable requirements of the 1933 Act and the 1940 Act and the rules and regulations thereunder, and do not include any untrue statement of a material fact or omit to state any material fact required to be stated or necessary to make such statements therein, in light of the circumstances under which they were made, not misleading.

            (d) The Acquiring Fund is not, and the execution, delivery and performance of this Agreement will not, result in a violation of the Trust's Trust Instrument or By-Laws or of any material agreement, indenture, instrument, contract, lease, or other undertaking to which the Acquiring Fund is a party or by which it is bound.

            (e) Except as otherwise disclosed in writing to and accepted by the Selling Fund, no litigation, administrative proceeding or investigation of or before any court or governmental body is presently pending or to its knowledge threatened against the Acquiring Fund or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition, the conduct of its business or the ability of the Acquiring Fund to carry out the transactions contemplated by this Agreement. The Acquiring Fund knows of no facts that might form the basis for the institution of such proceedings and it is not a party to or subject to the provisions of any order, decree, or judgment of any court or governmental body that materially and adversely affects its business or its ability to consummate the transaction contemplated herein.

            (f) The financial statements included in the Registration Statements of the Acquiring Fund have been prepared in accordance with generally accepted accounting principles, and such statements (copies of which have been furnished to the Selling Funds) fairly reflect the financial condition of the Acquiring Fund as of such dates, and in the case of Acquiring Funds which commenced operations prior to the Closing for the fiscal period then ended, and there are no known contingent liabilities of the Acquiring Fund as of such date that are not disclosed in such statements.

            (g) Since the date of the financial statements referred to in paragraph (f) above, there have been no material adverse changes in the Acquiring Fund's financial condition, assets, liabilities or business (other than changes occurring in the ordinary course of business), or any incurrence by the Acquiring Fund of indebtedness maturing more than one year from the date such indebtedness was incurred, except as otherwise disclosed to and accepted by the Selling Fund. For the purposes of this subparagraph (g), a decline in the net asset value of the Acquiring Fund shall not constitute a material adverse change.

            (h) All federal and other tax returns and reports of the Acquiring Fund required by law to be filed, have been filed. All federal and other taxes shown due on such returns and reports have been paid or provision shall have been made for their payment. To the best of the Acquiring Fund's knowledge, no such return is currently under audit, and no assessment has been asserted with respect to such returns.

            (i) All issued and outstanding Acquiring Fund Shares are duly and validly issued and outstanding, fully paid and non-assessable by the Acquiring Fund. The Acquiring Fund has no outstanding options, warrants, or other rights to subscribe for or purchase any Acquiring Fund Shares, and there are no outstanding securities convertible into any Acquiring Fund Shares.

            (j) The execution, delivery and performance of this Agreement have been duly authorized by all necessary action on the part of the Acquiring Fund, and this Agreement constitutes a valid and binding obligation of the Acquiring Fund, enforceable in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, reorganization, moratorium, and other laws relating to or affecting creditors' rights and to general equity principles.

            (k) Acquiring Fund Shares to be issued and delivered to the Selling Fund for the account of the Selling Fund Shareholders pursuant to the terms of this Agreement will, at the Closing Date, have been duly authorized. When so issued and delivered, such shares will be duly and validly issued Acquiring Fund Shares, and will be fully paid and non-assessable.

            (l) The information to be furnished by the Acquiring Fund for use in no-action letters, applications for orders, registration statements, proxy materials, and other documents that may be necessary in connection with the transactions contemplated herein shall be accurate and complete in all material respects and shall comply in all material respects with federal securities and other laws and regulations.

            (m) From the effective date of the Registration Statements (as defined in paragraph 5.7), through the time of the meeting of the Selling Fund Shareholders and on each Closing Date, any written information furnished by the Trust with respect to the Acquiring Fund for use in the Proxy Materials (as defined in paragraph 5.7), or any other materials provided in connection with the Reorganization, does not and will not contain any untrue statement of a material fact or omit to state a material fact required to be stated or necessary to make the statements, in light of the circumstances under which such statements were made, not misleading.

            (n) The Acquiring Fund intends to qualify as a RIC under the Code, and with respect to each Acquiring Fund that has conducted material investment operations before the Closing Date, the Acquiring Fund has elected to qualify and has qualified as a RIC under the Code as of and since its first taxable year; has been a RIC under the Code at all times since the end of its first taxable year when it so qualified; and qualifies and shall continue to qualify as a RIC under the Code for its current taxable year.

            (o) No governmental consents, approvals, authorizations or filings are required under the 1933 Act, the 1934 Act, the 1940 Act or Delaware law for the execution of this Agreement by the Trust, for itself and on behalf of the Acquiring Fund, or the performance of the Agreement by the Trust, for itself and on behalf of the Acquiring Fund, except for the effectiveness of the Registration Statements, the necessary exemptive relief requested from the Commission or its staff with respect to Sections 17(a) and 17(b) of the 1940 Act, and the filing of any articles, certificates or other documents that may be required under Delaware law, and such other consents, approvals, authorizations and filings as have been made or received, and except for such consents, approvals, authorizations and filings as may be required subsequent to the Closing Date.

            (p) The Acquiring Fund agrees to use all reasonable efforts to obtain the approvals and authorizations required by the 1933 Act, the 1940 Act, and any state Blue Sky or securities laws as it may deem appropriate in order to continue its operations after the Closing Date.

                                   ARTICLE V

             COVENANTS OF EACH ACQUIRING FUND AND EACH SELLING FUND

        5.1 OPERATION IN ORDINARY COURSE. Subject to paragraph 8.5, each Acquiring Fund and Selling Fund will operate its respective business in the ordinary course between the date of this Agreement and the respective Closing Date, it being understood that such ordinary course of business will include customary dividends and shareholder purchases and redemptions.

        5.2 APPROVAL OF SHAREHOLDERS. The Independence One Trust will call a special meeting of Selling Fund Shareholders to consider and act upon this Agreement (or transactions contemplated thereby) and to take all other appropriate action necessary to obtain approval of the transactions contemplated herein.

            5.3 INVESTMENT REPRESENTATION. Each Selling Fund covenants that the Acquiring Fund Shares to be issued pursuant to this Agreement are not being acquired for the purpose of making any distribution, other than in connection with the Reorganization and in accordance with the terms of this Agreement.

            5.4 ADDITIONAL INFORMATION. Each Selling Fund will assist its corresponding Acquiring Fund in obtaining such information as the Acquiring Fund reasonably requests concerning the beneficial ownership of the Selling Fund's shares.

            5.5 FURTHER ACTION. Subject to the provisions of this Agreement, each Acquiring Fund and its corresponding Selling Fund will each take or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement, including any actions required to be taken after the applicable Closing Date.

            5.6 STATEMENT OF EARNINGS AND PROFITS. As promptly as practicable, but in any case within sixty days after the applicable Closing Date, each Selling Fund shall furnish its corresponding Acquiring Fund, in such form as is reasonably satisfactory to the Acquiring Fund, a statement of the earnings and profits of the Selling Fund for federal income tax purposes that will be carried over by the Acquiring Fund as a result of Section 381 of the Code, and which will be certified by the Independence One Trust's Treasurer.

            5.7 PREPARATION OF REGISTRATION STATEMENTS AND SCHEDULE 14A PROXY STATEMENT. The Trust will prepare and file with the Commission a registration statement on Form N-14 relating to the Acquiring Fund Shares to be issued to shareholders of the Selling Funds and a registration statement on Form N-1A relating to Acquiring Funds (the "Registration Statements"). The Registration Statement on Form N-14 shall include a proxy statement and a prospectus of each Acquiring Fund relating to the transaction contemplated by this Agreement. The Registration Statements shall be in compliance with the 1933 Act, the 1934 Act and the 1940 Act, as applicable. Each party will provide the other party with the materials and information necessary to prepare the registration statement on Form N-14 (the "Proxy Materials"), for inclusion therein, in connection with the meeting(s) of the Selling Funds' Shareholders to consider the approval of this Agreement and the transactions contemplated herein.

            5.8 INDEMNIFICATION OF TRUSTEES. The Trust will assume certain liabilities and obligations of the Independence One Trust relating to any obligation of the Independence One Trust to indemnify its current and former Trustees and officers, acting in their capacities as such, to the fullest extent permitted by law and the Independence One Trust's Declaration of Trust, as in effect as of the date of this Agreement. Without limiting the foregoing, the Trust agrees that all rights to indemnification and all limitations of liability existing in favor of the current and former Trustees and officers, acting in their capacities as such, under the Independence One Trust's Declaration of Trust as in effect as of the date of this Agreement shall survive the Reorganization and shall continue in full force and effect, without any amendment thereto, and shall constitute rights which may be asserted against the Trust, its successors or assigns.

            5.9 The Trust shall take all action necessary so that, immediately following the Effective Time, the Acquiring Funds' total operating expenses after waivers and reimbursements do not exceed the amounts set forth in Schedule B hereto for the periods set forth in such Schedule.

            5.10 INVOLUNTARY CONVERSIONS. Notwithstanding any reservation of rights retained by an Acquiring Fund to involuntarily redeem shareholders for failure to maintain account balances equal to the minimum initial investment prescribed from time to time by an Acquiring Fund, the Trust agrees that it will not exercise such rights with respect to any Selling Fund Shareholder.

                                   ARTICLE VI

            CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH SELLING FUND

      The obligations of each Selling Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by its corresponding Acquiring Fund of all the obligations to be performed by the Acquiring Fund pursuant to this Agreement on or before the applicable Closing Date, and, in addition, subject to the following conditions:

      6.1 All representations, covenants, and warranties of the Acquiring Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of that Closing Date. Each Acquiring Fund shall have delivered to its corresponding Selling Fund a certificate executed in the Acquiring Fund's name by the Trust's President or Vice President and its Treasurer or Assistant Treasurer, in form and substance satisfactory to the Selling Fund and dated as of the Closing Date, to such effect and as to such other matters as the Selling Fund shall reasonably request.

      6.2 The Selling Fund shall have received on the Closing Date an opinion from Vedder, Price, Kaufman & Kammholz, counsel to the Trust, dated as of such Closing Date, in a form reasonably satisfactory to the Selling Fund, covering the following points:

            (a) Each Acquiring Fund is a legally designated, separate series of the Trust, and the Trust is a business trust, duly organized and validly existing under the laws of the State of Delaware, which, to such counsel's knowledge, has the power to own all of its properties and assets and to carry on its business as presently conducted.

            (b) The Trust is registered as an open-end management investment company under the 1940 Act, and, to such counsel's knowledge, the Trust's registration with the Commission as an investment company under the 1940 Act is in full force and effect.

            (c) This Agreement has been duly authorized, executed, and delivered by the Trust on behalf of each Acquiring Fund and, assuming due authorization, execution and delivery of this Agreement by the Independence One Trust, is a valid and binding obligation of the Acquiring Funds enforceable against each Acquiring Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium, and other laws relating to or affecting creditors' rights generally and to general equity principles.

            (d) Assuming that the Acquiring Fund Shares have been issued in accordance with the terms of this Agreement, Acquiring Fund Shares to be issued and delivered to each Selling Fund on behalf of the Selling Fund Shareholders, as provided by this Agreement, are duly authorized and upon such delivery will be legally issued and outstanding and fully paid and non-assessable, and no shareholder of an Acquiring Fund has any preemptive rights with respect to Acquiring Fund Shares.

            (e) The Registration Statements have been declared effective by the Commission and to such counsel's knowledge, no stop order under the 1933 Act pertaining thereto has been issued, and to the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the State of Delaware is required for consummation by the Acquiring Funds of the transactions contemplated herein, except as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act.

            (f) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated herein will not, result in a violation of the Trust's Trust Instrument or By-

Laws or any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which an Acquiring Fund is a party or by which an Acquiring Fund or any of its properties may be bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which an Acquiring Fund is a party or by which it is bound.

            (g) In the ordinary course of such counsel's representation of the Acquiring Funds, and without having made any investigation, such counsel does not know of any legal or governmental proceedings (only insofar as they relate to an Acquiring Fund) existing on or before the date(s) of mailing of the Proxy Materials or the Closing Date, which are required to be described in the Proxy Materials or to be filed as an exhibit thereto that are not described or filed as required.

            (h) In the ordinary course of such counsel's representation of the Acquiring Funds, and without having made any investigation, and except as otherwise disclosed, such counsel is not aware of any litigation or administrative proceeding or investigation of or before any court or governmental body that is presently pending or threatened as to an Acquiring Fund or any of its properties or assets. In the ordinary course of such counsel's representation of the Acquiring Funds, and without having made any investigation, to the knowledge of such counsel, the Acquiring Funds are not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects the Acquiring Funds' business, other than as previously disclosed in the Proxy Materials.

      6.3 As of the Closing Date, there shall have been no material change in the investment objective, policies and restrictions nor any material change in the investment management fees, fee levels payable pursuant to the Rule 12b-1 plan of distribution, other fees payable for services provided to each Acquiring Fund, fee waiver or expense reimbursement undertakings, or sales loads of the Acquiring Funds from those fee amounts, undertakings and sales load amounts of the Acquiring Fund described in the Proxy Materials.

      6.4 For the period beginning at the Closing Date and ending not less than six years thereafter, the Trust, its successor or assigns shall provide, or cause to be provided, such reasonable liability coverage in the amount of $5 million, covering the actions of both former and current Trustees and officers of the Independence One Trust for the period they served as such.

      6.5 As of each respective Closing Date, the Trust's fidelity bond for the Acquiring Funds shall meet all applicable requirements under the 1940 Act based on the level of the Acquiring Funds' assets immediately after the Effective Time.

                                  ARTICLE VII

           CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH ACQUIRING FUND

      The obligations of each Acquiring Fund to consummate the transactions provided for herein shall be subject, at its election, to the performance by each corresponding Selling Fund of all the obligations to be performed by the Selling Fund pursuant to this Agreement, on or before the applicable Closing Date and, in addition, shall be subject to the following conditions:

      7.1 All representations, covenants, and warranties of a Selling Fund contained in this Agreement shall be true and correct in all material respects as of the date hereof and as of the Closing Date, with the same force and effect as if made on and as of such Closing Date. Each Selling Fund shall have delivered to its corresponding Acquiring Funds on such Closing Date a certificate executed in the Selling Fund's name by the Independence One Trust's President or Vice President and the Treasurer or

Assistant Treasurer, in form and substance satisfactory to the Acquiring Fund and dated as of such Closing Date, to such effect and as to such other matters as the Acquiring Fund shall reasonably request.

      7.2 The Selling Fund shall have delivered to its corresponding Acquiring Fund a statement of the Selling Fund's assets and liabilities, together with a list of the selling Fund's portfolio securities showing the tax costs of such securities by lot and the holding periods of such securities, as of the Closing Date, certified by the Treasurer of the Independence One Trust.

      7.3 The Acquiring Fund shall have received on the applicable Closing Date an opinion of Dickstein, Shapiro, Morin & Oshinsky LLP, counsel to each Selling Fund, dated as of such Closing Date, in a form reasonably satisfactory to the Acquiring Fund, covering the following points:

            (a) Each Selling Fund is a legally designated, separate series of the Independence One Trust, and that the Independence One Trust is a voluntary association duly organized and validly existing under the laws of the Commonwealth of Massachusetts, which, to such counsel's knowledge, has the power to own all of its properties and assets and to carry on its business as presently conducted.

            (b) The Independence One Trust is registered as an investment company under the 1940 Act, and, to such counsel's knowledge, such registration with the Commission is in full force and effect.

            (c) This Agreement has been duly authorized, executed and delivered by the Independence One Trust on behalf of each Selling Fund and, assuming due authorization, execution and delivery of this Agreement by the Trust on behalf of each Acquiring Fund, is a valid and binding obligation of the Selling Fund enforceable against the Selling Fund in accordance with its terms, subject as to enforcement, to bankruptcy, insolvency, fraudulent transfer, reorganization, moratorium and other laws relating to or affecting creditors' rights generally and to general equity principles.

            (d) Assuming that a consideration of not less than the net asset value of Selling Fund Shares has been paid, and assuming that such shares were issued in accordance with the terms of each Selling Fund's registration statement, or any amendment thereto, in effect at the time of such issuance, all issued and outstanding shares of the Selling Fund are legally issued and fully paid and non-assessable, and no shareholder of a Selling Fund has any preemptive rights with respect to the Selling Fund's shares.

            (e) To the knowledge of such counsel, no consent, approval, authorization or order of any court or governmental authority of the United States or the Commonwealth of Massachusetts is required for consummation by a Selling Fund of the transactions contemplated herein, except as have been obtained under the 1933 Act, the 1934 Act and the 1940 Act.

            (f) The execution and delivery of this Agreement did not, and the consummation of the transactions contemplated hereby will not, result in a violation of the Independence One Trust's Declaration of Trust (assuming shareholder approval has been obtained) or By-laws, or any provision of any material agreement, indenture, instrument, contract, lease or other undertaking (in each case known to such counsel) to which a Selling Fund is a party or by which a Selling Fund or any of its properties may be bound or, to the knowledge of such counsel, result in the acceleration of any obligation or the imposition of any penalty, under any agreement, judgment, or decree to which the Selling Fund is a party or by which it is bound.

            (g) In the ordinary course of such counsel's representation of the Selling Funds, and without having made any investigation, such counsel does not know of any legal or governmental proceedings (insofar as they relate to a Selling Fund) existing on or before the date of mailing of the

Proxy Materials or the Closing Date, which are required to be described in the Proxy Materials or to be filed as an exhibit thereto that are not described or filed as required.

            (h) In the ordinary course of such counsel's representation of the Selling Funds, and without having made any investigation, and except as otherwise disclosed, such counsel is not aware of any litigation or administrative proceeding or investigation of or before any court or governmental body that is presently pending or threatened as to a Selling Fund or any of its respective properties or assets. In the ordinary course of such counsel's representation of the Selling Funds, and without having made any investigation, to the knowledge of such counsel, no Selling Fund is a party to or subject to the provisions of any order, decree or judgment of any court or governmental body, which materially and adversely affects the Selling Fund's business other than as previously disclosed in the Proxy Materials.

                                  ARTICLE VIII

               FURTHER CONDITIONS PRECEDENT TO OBLIGATIONS OF EACH
                         ACQUIRING FUND AND SELLING FUND

      If any of the conditions set forth below do not exist on or before the applicable Closing Date with respect to each Selling Fund or its corresponding Acquiring Fund, the other party to this Agreement shall, at its option, not be required to consummate the transactions contemplated by this Agreement:

      8.1 This Agreement and the transactions contemplated herein, with respect to each Selling Fund, shall have been approved by the requisite vote of the holders of the outstanding shares of each Selling Fund in accordance with applicable law and the provisions of the Independence One Trust's Declaration of Trust and By-Laws. Certified copies of the resolutions evidencing such approval shall have been delivered to the corresponding Acquiring Fund. Notwithstanding anything herein to the contrary, neither an Acquiring Fund nor a Selling Fund may waive the conditions set forth in this paragraph 8.1.

      8.2 On each Closing Date, the Commission shall not have issued an unfavorable report under Section 25(b) of the 1940 Act, or instituted any proceeding seeking to enjoin the consummation of the transactions contemplated by this Agreement under Section 25(c) of the 1940 Act. Furthermore, no action, suit or other proceeding shall be threatened or pending before any court or governmental agency in which it is sought to restrain or prohibit, or obtain damages or other relief in connection with this Agreement or the transactions contemplated herein.

      8.3 All required consents of other parties and all other consents, orders, and permits of federal, state and local regulatory authorities (including those of the Commission and of State securities authorities, including any necessary "no-action" positions and exemptive orders from such federal and state authorities) to permit consummation of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order, or permit would not involve a risk of a material adverse effect on the assets or properties of an Acquiring Fund or a Selling Fund, provided that either party hereto may waive any such conditions for itself.

      8.4 The Registration Statements shall have become effective under the 1933 Act, and no stop orders suspending the effectiveness thereof shall have been issued. To the best knowledge of the parties to this Agreement, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated under the 1933 Act.

      8.5 Each Selling Fund shall have declared and paid a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to its shareholders all of the Selling Fund's net investment company taxable income for all taxable periods ending on or before the applicable

Closing Date (computed without regard to any deduction for dividends paid), if any, plus the excess of its interest income, if any, excludible from gross income under Section 103(a) of the Code over its deduction disallowed under Sections 265 and 171(a)(2) of the Code for all taxable years ending on or before such Closing Date and, with respect to the Selling Funds with a Closing Date of May 24, 2002, all of its net capital gains realized in all taxable periods ending on or before such Closing Date (after reduction for any capital loss carry forward).

      8.6 The parties shall have received an opinion of Vedder, Price, Kaufman & Kammholz addressed to each Acquiring Fund and Selling Fund substantially to the effect that for federal income tax purposes with respect to each Selling Fund:

            (a) The transfer of all of the Selling Fund's assets in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund (followed by the distribution of Acquiring Fund Shares to the Selling Fund Shareholders in dissolution and liquidation of the Selling Fund) will constitute a "reorganization" within the meaning of Section 368(a) of the Code and the Acquiring Fund and the Selling Fund will each be a "party to a reorganization" within the meaning of Section 368(b) of the Code.

            (b) No gain or loss will be recognized by the Acquiring Fund upon the receipt of the assets of the Selling Fund solely in exchange for Acquiring Funds Share and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund.

            (c) No gain or loss will be recognized by the Selling Fund upon the transfer of the Selling Fund's assets to the Acquiring Fund in exchange for Acquiring Fund Shares and the assumption by the Acquiring Fund of the identified liabilities of the Selling Fund or upon the distribution (whether actual or constructive) of Acquiring Fund Shares to Selling Fund Shareholders in exchange for such shareholders' shares of the Selling Fund.

            (d) No gain or loss will be recognized by the Selling Fund Shareholders upon the exchange of their Selling Fund shares for Acquiring Fund Shares in the Reorganization.

            (e) The aggregate tax basis for Acquiring Fund Shares received by each Selling Fund Shareholder pursuant to the Reorganization will be the same as the aggregate tax basis of the Selling Fund shares exchanged therefor by such shareholder. The holding period of Acquiring Fund Shares to be received by each Selling Fund Shareholder will include the period during which the Selling Fund shares exchanged therefor were held by such shareholder, provided the Selling Fund shares are held as capital assets at the time of the Reorganization.

            (f) The tax basis of the Selling Fund's assets acquired by the Acquiring Fund will be the same as the tax basis of such assets to the Selling Fund immediately before the Reorganization. The holding period of the assets of the Selling Fund in the hands of the Acquiring Fund will include the period during which those assets were held by the Selling Fund.

      Such opinion shall be based on customary assumptions and such representations as Vedder, Price, Kaufman & Kammholz may reasonably request, and each Selling Fund and Acquiring Fund will cooperate to make and certify the accuracy of such representations. Notwithstanding anything herein to the contrary, neither an Acquiring Fund nor a Selling Fund may waive the conditions set forth in this paragraph 8.6.

                                   ARTICLE IX

                                    EXPENSES

      9.1 ABN AMRO Asset Management (USA) LLC and/or affiliated persons thereof will pay all expenses associated with Acquiring Funds' and Selling Funds' participation in the Reorganization. Reorganization expenses include, without limitation: (a) expenses associated with the preparation and filing of the Proxy Materials; (b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by each Fund; (f) solicitation costs of the transaction; and (g) other related administrative or operational costs.

                                   ARTICLE X

                    ENTIRE AGREEMENT; SURVIVAL OF WARRANTIES

      10.1 The Trust, on behalf of each Acquiring Fund, and the Independence One Trust, on behalf of each Selling Fund, agree that neither party has made to the other party any representation, warranty and/or covenant not set forth herein, and that this Agreement constitutes the entire agreement between the parties.

      10.2 Except as specified in the next sentence set forth in this section 10.2, the representations, warranties, and covenants contained in this Agreement or in any document delivered pursuant to or in connection with this Agreement, shall not survive the consummation of the transactions contemplated hereunder. The covenants to be performed after each Closing Date, and the obligations of each of the Acquiring Funds in sections 5.8, 5.9 and 6.4, shall continue in effect beyond the consummation of the transactions contemplated hereunder.

                                   ARTICLE XI

                                   TERMINATION

      11.1 This Agreement may be terminated by the mutual agreement of the Trust and the Independence One Trust. In addition, either the Trust or the Independence One Trust may at its option terminate this Agreement at or before either Closing Date due to:

            (a) a breach by the other of any representation, warranty, or agreement contained herein to be performed at or before each Closing Date, if not cured within 30 days;

            (b) a condition herein expressed to be precedent to the obligations of the terminating party that has not been met and it reasonably appears that it will not or cannot be met; or

            (c) a determination by a party's Board of Trustees, as appropriate, determine that the consummation of the transactions contemplated herein is not in the best interest of the Independence One Trust or the Trust, respectively, and notice given to the other party hereto.

      11.2 In the event of any such termination, in the absence of willful default, there shall be no liability for damages on the part of either an Acquiring Fund, a Selling Fund, the Trust, the Independence One Trust, or their respective Trustees or officers, to the other party or its Trustees or officers, but the Trust shall bear the expenses incurred in the preparation and carrying out of this Agreement.

                                  ARTICLE XII

                                   AMENDMENTS

      12.1 This Agreement may be amended, modified, or supplemented in such manner as may be mutually agreed upon in writing by the officers of the Trust and the Independence One Trust as specifically authorized by their respective Board of Trustees; provided, however, that following the meeting of the Selling Fund Shareholders called by a Selling Fund pursuant to paragraph 5.2 of this Agreement, no such amendment may have the effect of changing the provisions for determining the number of Acquiring Fund Shares to be issued to the Selling Fund Shareholders under this Agreement to the detriment of such shareholders without their further approval.

                                  ARTICLE XIII

               HEADINGS; COUNTERPARTS; GOVERNING LAW; ASSIGNMENT;
                             LIMITATION OF LIABILITY

      13.1 The Article and paragraph headings contained in this Agreement are for reference purposes only and shall not affect in any way the meaning or interpretation of this Agreement.

      13.2 This Agreement may be executed in any number of counterparts, each of which shall be deemed an original.

      13.3 This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware, except paragraph 13.6 which shall be governed by the laws of the Commonwealth of Massachusetts.

      13.4 This Agreement shall bind and inure to the benefit of the parties hereto and their respective successors and assigns, but, except as provided in this paragraph, no assignment or transfer hereof or of any rights or obligations hereunder shall be made by any party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person, firm, or corporation, other than the parties hereto and their respective successors and assigns, any rights or remedies under or by reason of this Agreement.

      13.5 It is expressly agreed that the obligations of each Acquiring Fund hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Trust personally, but shall bind only the trust property of the Acquiring Fund, as provided in the Trust Instrument of the Trust. The execution and delivery of this Agreement have been authorized by the Trustees of the Trust on behalf of each Acquiring Fund and signed by authorized officers of the Trust, acting as such. Neither the authorization by such Trustees nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of each Acquiring Fund as provided in the Trust's Trust Instrument.

      13.6 It is expressly agreed that the obligations of each Selling Fund hereunder shall not be binding upon any of the Trustees, shareholders, nominees, officers, agents, or employees of the Independence One Trust personally, but shall bind only the trust property of the Selling Fund, as provided in the Declaration of Trust of the Independence One Trust. The execution and delivery of this Agreement have been authorized by the Trustees of the Independence One Trust on behalf of each Selling Fund and signed by authorized officers of the Independence One Trust, acting as such. Neither the authorization by such Trustees nor the execution and delivery by such officers shall be deemed to have been made by any of them individually or to impose any liability on any of them personally, but shall bind only the trust property of each Selling Fund as provided in the Independence One Trust's Declaration of Trust.

      IN WITNESS WHEREOF, the parties have duly executed this Agreement, all as of the date first written above.

                                        INDEPENDENCE ONE MUTUAL FUNDS


                                        By:______________________________
                                        Name:____________________________
                                        Title:  President

ACKNOWLEDGED:

By:______________________
Name:____________________
Title:___________________
                                        ABN AMRO FUNDS


                                        By:______________________________
                                        Name:  Kenneth Anderson
                                        Title:  President

ACKNOWLEDGED:

By:______________________
Name:____________________
Title:___________________

             SCHEDULE A TO THE AGREEMENT AND PLAN OF REORGANIZATION

                          SUMMARY OF THE REORGANIZATION

             (shareholders of each Selling Fund will receive shares
            of the class of the Acquiring Fund opposite their class)

INDEPENDENCE ONE FUND (SELLING FUND)                         ABN AMRO FUND (ACQUIRING FUND)
------------------------------------                         ------------------------------
Independence One U.S. Treasury Money Market                  ABN AMRO Treasury Money Market
 -   Class K Shares                                          Fund
                                                              -    Class I Shares
Independence One Prime Money Market Fund                     ABN AMRO Institutional Prime Money Market Fund
 -   Class Y Shares                                           -    Class Y Shares
 -   Class K Shares                                           -    Class YS Shares
Independence One Michigan Municipal Cash Fund                ABN AMRO Michigan Municipal Cash Fund
 -   Class K Shares                                           -    Class I Shares
Independence One Fixed Income Fund                           ABN AMRO Investment Grade Bond Fund
 -   Trust Class Shares                                       -    Class I Shares
 -   Class B Shares                                           -    Class I Shares
Independence One U.S. Government Securities Fund             ABN AMRO Investment Grade Bond Fund
 -   Class A Shares                                           -    Class I Shares
 -   Class B Shares                                           -    Class I Shares
Independence One Small Cap Fund                              ABN AMRO Select Small Cap Fund
 -   Class A Shares                                           -    Class N Shares
Independence One Equity Plus Fund                            ABN AMRO Equity Plus Fund
 -   Trust Class Shares                                       -    Class I Shares
 -   Class A Shares                                           -    Class I Shares
 -   Class B Shares                                           -    Class I Shares
Independence One International Equity Fund                   ABN AMRO International Equity Fund
 -   Class A Shares                                           -    Class N Shares

             SCHEDULE B TO THE AGREEMENT AND PLAN OF REORGANIZATION

              TOTAL NET FUND OPERATING EXPENSES FOR ACQUIRING FUNDS
                         (as a percentage of net assets)

                 FUND                                   CLASS               EXPENSE LIMIT
                 ----                                   -----               -------------
ABN AMRO Treasury Money Market Fund                  Class I Shares            0.36%(1)
ABN AMRO International Equity Fund                   Class N Shares            1.41%(1)
ABN AMRO Michigan Municipal Cash Fund                Class I Shares            [___]%(2)
ABN AMRO Investment Grade Bond Fund                  Class I Shares            [___]%(2)
ABN AMRO Select Small Cap Fund                       Class N Shares            [___]%(2)
ABN AMRO Equity Plus Fund                            Class N Shares            [___]%(2)
ABN AMRO Institutional Prime Money Market Fund       Class Y Shares            0.18%(3)
                                                     Class YS Shares           0.43%(3)


1 Reflects that the contractual expense limitations currently in place through September 30, 2003 will remain in place after the Reorganization.

2 Expenses will be limited to the amount shown (corresponding acquired Fund's total net operating expenses immediately before the Reorganization) for four full calendar quarters following the Reorganization.

3 Reflects that the contractual expense limitations currently in place through September 30, 2002 will remain in place after the Reorganization.

                                                                       EXHIBIT B

ABN AMRO FUNDS

ABN AMRO TREASURY MONEY MARKET FUND

PORTFOLIO MANAGER COMMENTARY                                KAREN VAN CLEAVE
--------------------------------------------------------------------------------

Q     How did the Fund perform during the fiscal year ended October 31, 2001?

A For the twelve-month period that ended October 31, 2001, ABN AMRO Treasury Money Market Fund, Class I shares produced a 7-day average yield of 2.16%.

Q     What was the investment environment like during the twelve-month period?

A At the beginning of the period, there were mounting expectations that the Fed would lower interest rates to stimulate a flagging U.S. economy. In the final months of 2000, it became increasingly apparent that economic growth was slowing significantly in response to higher energy costs, a weak stock market and uncertainty over the outcome of the 2000 presidential election. By December, the Fed announced a shift in its bias from raising interest rates -- as it had during much of the prior year -- toward cutting rates to boost the sagging economy. The Fed surprised many observers by acting quickly, lowering the targeted overnight Fed Funds benchmark by 0.50% on January 3, 2001. Faced with continued economic weakness, the Fed lowered the target rate six more times throughout the spring and summer. The tragic events of September 11th prompted two more rate cuts designed to steady the global financial markets and keep a much-expected recession from worsening. From the beginning of the period through the end, short-term interest rates had dropped from 6.5% to 2.5%, their lowest level in almost four decades.

Q     What was your strategy?

A Through much of the period, maturities were lengthened in the Fund in anticipation of further declines in the Fed Funds level and to lock in higher yields, while remaining consistent with our investment approach of focusing on high-quality securities. Over the course of the year, maturities ranged from 8 days to 53 days. But as we approached the Fed's most recent rate cut in October 2001, we've focused recent purchases in shorter securities and moved toward a more neutral targeted average maturity of between 40 to 45 days. This is in anticipation that the Fed may be at or near the end of its cycle of cutting rates. In a rising interest-rate environment, a shorter-maturity position can be advantageous because cash can be reinvested more quickly.

Q     What's your outlook?

A Many market participants are forecasting that the Fed may cut rates again at its December 2001 meeting. Beyond that, it's more difficult to predict the direction of the economy and interest rates. If we get a sense that rates are headed higher and that the yield curve will steepen, we're likely to place more investments out the curve where yield levels are consistent with and reflect our Federal Funds outlook. Increased issuance of one-month Treasury bills is likely to keep yields higher in that time frame, given the greater supply.

OCTOBER 31, 2001

      An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment of $1.00 per share, it is possible to lose money by investing in the Fund.

                          AVERAGE ANNUAL TOTAL RETURNS


                                                    IMONEYNET
                                 CLASS I       U.S. TREASURY INDEX
                                 -------       -------------------
One Year.................         4.46%              4.21%
Five Year................         4.91%              4.62%
Since Inception 01/04/93.         4.53%              4.34%

ABN AMRO FUNDS

ABN AMRO INTERNATIONAL EQUITY FUND

PORTFOLIO MANAGER COMMENTARY                                        TEAM MANAGED
--------------------------------------------------------------------------------

Q     How did the Fund perform during the fiscal year ended October 31, 2001?

A For the twelve-month period that ended October 31, 2001, ABN AMRO International Equity Fund, returned -32.41%. By comparison, the Fund's peer group, the Lipper International Funds Index, returned -24.09% and its benchmark, the MSCI EAFE Index, returned -24.93%

Q     How would you describe the investment environment?

A From a global perspective, it was a very difficult period for growth investors. As the technology bubble burst and economies around the world slowed, investors increasingly turned their backs on growth stocks in favor of more defensive, value stocks. Bad news on the earnings front certainly didn't make matters better. Year-on-year earnings comparisons were overwhelmingly negative, and global market volatility increased as a result.

Q What specific factors drove the European and Asian markets during the year?

A Europe's stock market was driven by many of the same forces that affected the U.S. market. Like their U.S. counterparts, European technology stocks suffered the most as the economy weakened. In contrast, financial stocks performed reasonably well in response to the ongoing privatization of pension plans in Germany and Italy. In Japan, the new Prime Minister Koizumi took office with promises of changes for the country's economy. While the Japanese markets were optimistic, not many of the expected changes came to fruition within this time period. Toward the end of the period, however, there were some hopeful signs for the Japanese economy, as an increased number of businesses declared bankruptcy this year. While that may not seem like good news, we viewed it as a sign that the Japanese government was becoming more focused on economics than politics, and may take a more "hands-off" approach to the economy. And, of course, the events of September 11th put additional pressure on economies across the world.

Q     What factors affected the Fund's performance?

A Our underperformance was primarily the result of our ongoing commitment to our growth style of investing, which fell decidedly out of favor during the year. In Japan, we invested in large exporters of technology and autos, both of which were hurt by slowing demand and the falling dollar. Similarly, European stocks such as Ericsson (0.7%), the cellular phone and equipment maker, suffered during the global slowdown. On the positive side, we were aided by our overweight in energy stocks BP (2.1%) and Shell (3.6%). Many of our health care stocks, which typically are in great demand during periods of uncertainty, also turned in good returns. Over the course of the year, we noticed a move away from global large-cap pharmaceutical stocks toward mid-cap niche companies, a trend which benefited holdings such as Elan (0.6%), an Irish company specializing in drug delivery systems.

Q     What is your outlook?

A While we're currently maintaining a mixed outlook for the coming year, we have been seeing some encouraging signs. First, year-over-year earnings comparisons are likely to look much better next year than they did this year. Second, many investors currently are holding a lot of cash. With interest rates so low and market optimism growing, we expect much of that cash will make its way back into the stock market next year. We're confident in our current defensive positioning, although we remain ready to shift to a more aggressive portfolio as soon as we see signs of a recovery.

OCTOBER 31, 2001

                       ABN AMRO INTERNATIONAL EQUITY FUND
                                GROWTH OF $10,000

      [Insert graph]

              International Equity Fund                  $16,138
              MSCI EAFE Index                            $16,840
              Lipper International Funds Index           $17,995

      This chart compares a $10,000 investment made in Class N Shares of the Fund on its inception date to $10,000 investments made in the indices (MSCI EAFE Index and Lipper International Funds Index) on that date. All dividends and capital gains are reinvested. Further information relating to the Fund's performance, including expense reimbursements, is contained in the Fund's Prospectus and in the Fund's Annual Report.

      Investing in foreign securities may involve additional risks, social and political instability, reduced market liquidity and currency volatility.

      Past performance is not indicative of future performance. The principal value and investment return of an investment will fluctuate so that an investor's shares, when redeemed may be worth more or less than their original cost. Indices are unmanaged and investors cannot invest in them.

                                AVERAGE
                              ANNUAL TOTAL
                                 RETURN
                                 ------
One Year.................       (32.41)%
Five Year................         0.49%
Since Inception..........         5.57%

      The International Equity Fund seeks a high level of total return through capital appreciation and current income. The Fund invests primarily in common stocks and other equity securities of foreign companies, focusing on developed countries in Europe, Australia and the Far East. AAAM is the Adviser for the Fund, which commenced operation on January 4, 1993.

ABN AMRO FUNDS

ABN AMRO INSTITUTIONAL PRIME MONEY MARKET FUND

PORTFOLIO MANAGER COMMENTARY                                    KAREN VAN CLEAVE
--------------------------------------------------------------------------------

Q     How did the Fund perform during the fiscal year ended October 31, 2001?

A For the twelve month period that ended October 31, 2001, ABN AMRO Institutional Prime Money Market Fund, Class Y, produced a 7-day average yield of 2.58%, while the Class YS shares produced a 7-day average yield of 2.33%.

Q     What was the investment environment like during the twelve month period?

A At the beginning of the period, there were mounting expectations that the Federal Reserve Board (the "Fed") would lower interest rates to stimulate a flagging U.S. economy. In the final months of 2000, it became increasingly apparent that economic growth was slowing significantly in response to higher energy costs, a weak stock market and uncertainty over the outcome of the 2000 presidential election. By December, the Fed announced a shift in its bias from raising interest rates -- as it had during much of the prior year -- toward cutting rates to boost the sagging economy. The Fed surprised many observers by acting quickly, lowering the targeted overnight Fed Funds benchmark by 0.50% on January 3, 2001. Faced with continued economic weakness, the Fed lowered the target rate six more times throughout the spring and summer. The tragic events of September 11, 2001 prompted two more rate cuts designed to steady the global financial markets and keep a much-expected recession from worsening. From the beginning of the period through the end, short-term interest rates had dropped from 6.5% to 2.5%, their lowest level in almost four decades.

Q     What was your strategy?

A Throughout much of the period, maturities were lengthened in the Fund in anticipation of further declines in the Fed Funds level and to lock in higher yields, while remaining consistent with our investment approach of focusing on high-quality securities. Over the course of the year, maturities ranged from 15 days to 59 days. But as we approached the Fed's most recent rate cut in October 2001, we've focused recent purchases in shorter securities and moved toward a more neutral targeted average maturity of between 40 to 45 days. This is in anticipation that the Fed may be at or near the end of its cycle of cutting rates. In a rising interest-rate environment, a shorter-maturity position can be advantageous because cash can be reinvested more quickly.

Q     What's your outlook?

A Many market participants are forecasting that the Fed may cut rates again at its December 2001 meeting. Beyond that, it's more difficult to predict the direction of the economy and interest rates. If we get a sense that rates are headed higher and that the yield curve will steepen, we're likely to place more investments out the curve where yield levels are consistent with and reflect our Federal Funds outlook. Furthermore, the decline in the supply of commercial paper has been offset by an increase in one month Treasury bills, which is likely to keep yields higher in that time frame, given the greater supply.

OCTOBER 31, 2001

      An investment in the Fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Fund seeks to preserve the value of your investment of $1.00 per share, it is possible to lose money by investing in the Fund.

                          AVERAGE ANNUAL TOTAL RETURNS

                                                iMONEYNET
                                                FIRST TIER
                                              INSTITUTIONAL
                                CLASS Y           INDEX
                                -------           -----
One Year.................         4.85%           4.52%
Five Year................          N/A             N/A
Since Inception 12/28/99.         5.48%           5.18%


                                                iMONEYNET
                                                FIRST TIER
                                              INSTITUTIONAL
                               CLASS YS           INDEX
                               --------           -----
One Year.................         4.59%           4.52%
Five Year................          N/A             N/A
Since Inception 06/29/01.         5.07%           4.98%

                       STATEMENT OF ADDITIONAL INFORMATION

                                 ABN AMRO FUNDS
                             161 NORTH CLARK STREET
                             CHICAGO, ILLINOIS 60601
                                 1-800-992-8151

         This Statement of Additional Information is not a prospectus, but should be read in conjunction with the Proxy Statement/Prospectus dated _______________, 2002 for the Special Meeting of Shareholders of the Independence One Funds to be held on ________________, 2002. Copies of the Proxy Statement/Prospectus may be obtained at no charge by writing to the ABN AMRO Funds, P.O. Box 9765, Providence, Rhode Island 02940, or by calling toll-free 1-800-992-8151. Unless otherwise indicated, capitalized terms used herein and not otherwise defined have the same meanings as are given to them in the Proxy Statement/Prospectus.

         Further information about the ABN AMRO Funds is contained in and incorporated by reference to the ABN AMRO Funds' Statements of Additional Information ("SAI") dated March 1, 2002 and __________, 2002 insofar as such SAIs relate to the ABN AMRO Funds participating in the Reorganization. No other parts of the SAI are incorporated by reference herein. The audited financial statements and related independent accountant's report for the ABN AMRO Treasury Money Market Fund, the ABN AMRO International Equity Fund and the ABN AMRO International Prime Money Market Fund (collectively, the "Existing ABN AMRO Funds") contained in the Annual Report(s) for the fiscal year ended October 31, 2001 are hereby incorporated herein by reference insofar as they relate to the ABN AMRO Funds participating in the Reorganization. No other parts of the Annual Report are incorporated by reference herein. The unaudited pro forma financial statements, attached hereto, are intended to present the financial condition and related results of operations of the participating ABN AMRO Funds as if the Reorganization had been consummated on October 31, 2001. The unaudited interim pro forma financial statements, attached hereto, are intended to present the financial condition and related results of operations of the participating ABN AMRO Funds as if the Reorganization had been consummated on October 31, 2002.

         Further information about the Independence One Funds is contained in and incorporated by reference to the Independence One Funds' Statement of Additional Information dated June 30, 2001. The audited financial statements and related independent accountant's report for the Independence One Funds contained in the 2001 Annual Report to Shareholders for the fiscal year ended April 30, 2001, are incorporated herein by reference. The unaudited financial statements for the Independence One Funds contained in the Semi-Annual Report dated October 31, 2001 are incorporated by reference herein.

         The date of this Statement of Additional Information is _________________, 2002.

                       ABN AMRO TREASURY MONEY MARKET FUND
                INDEPENDENCE ONE U.S. TREASURY MONEY MARKET FUND
       PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
                                October 31, 2001


                                                            ABN AMRO        INDEPENDENCE ONE
                                                            TREASURY          U.S. TREASURY                            PRO FORMA
                                                          MONEY MARKET        MONEY MARKET        PRO FORMA             COMBINED
                                                              FUND                FUND           ADJUSTMENTS            (NOTE 1)
                                                          -------------------------------------------------------------------------
ASSETS:
Investments:
     Investments at cost                                  $ 155,915,991      $  60,059,969     $          --         $ 215,975,960
     Repurchase agreements                                  116,800,745         56,671,000                --           173,471,745
                                                          -------------------------------------------------------------------------
          Total Investments at value                        272,716,736        116,730,969                --           389,447,705

Cash                                                                 --                227                --                   227
Receivables:
    Dividends and interest                                      513,252          1,272,600                --             1,785,852
Other assets                                                     10,834                 --                --                10,834
                                                          -------------------------------------------------------------------------
          Total assets                                      273,240,822        118,003,796                --           391,244,618
                                                          -------------------------------------------------------------------------

LIABILITIES:
Payables:
    Dividend distribution                                       456,704            222,632                --               679,336
    Fund shares redeemed                                             20                 --                                      20
    Due to Adviser, net                                          53,244             53,551           (21,807)(a)             84,988
    Administration fee                                           11,457                 --          (437,751)(a)          (426,294)
    Distribution fee                                              1,200                 --                --                 1,200
    Trustees fees                                                 3,861                 --            (7,690)(b)            (3,829)
Accrued expenses and other payables                              48,599            118,687           (66,115)(b)           101,171
                                                          -------------------------------------------------------------------------
          Total liabilities                                     575,085            394,870          (533,363)              436,592
                                                          -------------------------------------------------------------------------
NET ASSETS                                                $ 272,665,737      $ 117,608,926     $     533,363         $ 390,808,026
                                                          =========================================================================

NET ASSETS CONSISTS OF:
    Paid in capital                                       $ 272,657,522      $ 117,608,926     $          --         $ 390,266,448
    Accumulated undistributed net investment income               8,983                 --           533,363(c)            542,346
    Accumulated net realized loss on investments sold              (768)                --                --                  (768)
                                                          -------------------------------------------------------------------------
           TOTAL NET ASSETS                               $ 272,665,737      $ 117,608,926     $     533,363         $ 390,808,026
                                                          =========================================================================

ABN AMRO Class I:
    Net Assets                                            $ 246,473,070                N/A     $ 118,142,289(d)      $ 364,615,359
    Shares of beneficial interest outstanding               246,466,663                N/A       118,142,289(d)        364,608,952
          NET ASSET VALUE
          Offering and redemption price per share
          (Net Assets/Shares Outstanding)                 $        1.00                N/A     $          --         $        1.00
                                                          =========================================================================

ABN AMRO Class S:                                         $  26,192,667                N/A     $          --         $  26,192,667
    Net Assets                                               26,190,838                N/A                --            26,190,838
    Shares of beneficial interest outstanding
          NET ASSET VALUE
          Offering and redemption price per share         $        1.00                N/A     $          --         $        1.00
                                                          =========================================================================
          (Net Assets/Shares Outstanding)

Independence One Class K:
     Net Assets                                                     N/A      $ 117,608,926     $(117,608,926)(e)               N/A
     Shares of beneficial interest outstanding                      N/A        117,608,926       117,608,926)(e)               N/A
          NET ASSET VALUE
          Offering and redemption price per share
          (Net Assets/Shares Outstanding)                           N/A      $        1.00     $          --                   N/A
                                                          =========================================================================


(a) Reflects adjustment to the acquired fund contractual fee level.

(b) Reflects expected savings/increases based on current year budget.

(c) Reflects total expected change in net assets resulting from operating expense differences.

(d) Reflects net effect of combining existing Independence One U.S. Treasury Money Market Fund into the ABN AMRO Treasury Money Market Fund.

(e) Reflects exchange of Independence One U.S. Treasury Money Market Fund Class K into ABN AMRO Treasury Money Market Fund I Share Class.

                  See Notes to Pro Forma Financial Statements

                       ABN AMRO TREASURY MONEY MARKET FUND
                INDEPENDENCE ONE U.S. TREASURY MONEY MARKET FUND
             PRO FORMA COMBINING STATEMENT OF OPERATIONS (UNAUDITED)
                       FOR THE YEAR ENDED OCTOBER 31, 2001


                                                                             INDEPENDENCE ONE
                                                              ABN AMRO         U.S. TREASURY                             PRO FORMA
                                                           TREASURY MONEY    MONEY MARKET FUND         PRO FORMA         COMBINED
                                                            MARKET FUND             FUND              ADJUSTMENTS        (NOTE 1)
                                                            -----------------------------------------------------------------------
INVESTMENT INCOME:
    Interest                                                $ 11,539,014       $ 11,617,116        $         --        $ 23,156,130
                                                            -----------------------------------------------------------------------
         Total investment income                              11,539,014         11,617,116                  --          23,156,130
                                                            -----------------------------------------------------------------------



EXPENSES:
   Investment advisory fees                                      865,477            981,653            (122,215)(a)       1,724,915
   Distribution expenses                                          36,899                 --                  --              36,899
   Transfer agent fees                                            31,279             25,038             (22,187)(b)          34,130
   Administration fees                                           380,647            313,377            (437,751)(a)         256,273
   Registration fees                                              57,724             27,394             (55,358)(b)          29,760
   Custodian fees                                                 13,247             43,389             (23,333)(b)          33,303
   Professional fees                                              20,118             20,480             (14,893)(b)          25,705
   Reports to shareholder expense                                 11,933             12,189               5,509 (b)          29,631
   Trustees fees                                                   8,029             11,772              (7,690)(b)          12,111
   Other expenses                                                  1,631              2,253              44,147 (b)          48,031
   Shareholder service fees                                        4,752                 --                  --               4,752
                                                            -----------------------------------------------------------------------
         Total expenses before waivers/reimbursements          1,431,736          1,437,545            (633,771)          2,235,510
         Less: Fund level waivers/reimbursement                 (543,958)                --             100,408 (c)       (443,550)
                                                            -----------------------------------------------------------------------
          Net Expenses                                           887,778          1,437,545            (533,363)          1,791,960
                                                            -----------------------------------------------------------------------

NET INVESTMENT INCOME                                         10,651,236         10,179,571             533,363          21,364,170
                                                            -----------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments                                      --                 --                  --                  --
Net change in unrealized appreciation on investments                  --                 --                  --                  --
                                                            -----------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                       --                 --                  --                  --
                                                            -----------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                  $ 10,651,236       $ 10,179,571        $    533,363        $ 21,364,170
                                                            =======================================================================


(a) Reflects adjustment to the acquired fund contractual fee level.

(b) Reflects expected savings/increases based on current year budget.

(c) Reflects adjustment to the acquired fund's contractual expense limitation.

                  See Notes to Pro Forma Financial Statements

                       ABN AMRO TREASURY MONEY MARKET FUND
                INDEPENDENCE ONE U,S, TREASURY MONEY MARKET FUND
             PRO FORMA COMBINING SCHEDULE OF INVESTMENTS (UNAUDITED)
                                OCTOBER 31, 2001

                          PAR VALUE                                    DESCRIPTION
-----------------------------------------------------------------------------------------------------------------------------------
                       INDEPENDENCE ONE
ABN AMRO Treasury     U.S. Treasury Money     Pro Forma
  Market Fund            Market Fund          Combined
-----------------------------------------------------------------------------------------------------------------------------------
                                                            U.S. Treasury Obligations--55.26%
                                                            U.S. Treasury Bills (A)--34.50%
   $ 30,000,000          $          -        $ 30,000,000   3.050%, 11/01/01
     25,000,000                     -          25,000,000   2.848%, 11/08/01
     30,000,000                     -          30,000,000   2.752%, 11/15/01
              -            15,000,000          15,000,000   2.480%, 11/23/01
     10,000,000                     -          10,000,000   2.059%, 11/29/01
     10,000,000                     -          10,000,000   2.095%, 12/06/01
     15,000,000                     -          15,000,000   2.014%, 01/24/02

                                                            Total U.S. Treasury Bills


                                                            U.S. Treasury Notes--20.76%
     15,000,000                     -          15,000,000   6.250%, 07/31/02
              -            15,000,000          15,000,000   7.500%, 11/15/01
              -            30,000,000          30,000,000   5.875%, 11/30/01
     20,000,000                     -          20,000,000   6.375%, 08/15/02

                                                            Total U.S. Treasury Notes


                                                            Total U.S. Treasury Obligations

                                                            (Cost $155,915,991 and $60,059,969)

                                                            Repurchase Agreements--44.39%
              -            25,671,000          25,671,000   BA Securities, 2.500%, dated 10/31/01, matures 11/01/01 (B)
              -            26,000,000          26,000,000   Banc One Capital Markets, 2.510%, dated 10/31/01, matures 11/01/01 (B)
              -             5,000,000           5,000,000   Goldman Sachs, 2.480%, dated 10/31/01, matures 11/01/01 (B)
     37,840,912                     -          37,840,912   J.P. Morgan Chase, 2.490%, dated 10/31/01, matures 11/01/01, repurchase price $37,843,529 (collateralized by U.S. Treasury Instruments, total market value: $38,600,405)
     49,103,718                     -          49,103,718   Morgan Stanley, 2.490%, dated 10/31/01, matures 11/01/01, repurchase price $49,107,114 (collateralized by U.S. Treasury Instruments, total market value: $50,579,042)
     29,856,115                     -          29,856,115   UBS Warburg, 2.490%, dated 10/31/01, matures 11/01/01, repurchase price $29,858,180 (collateralized by U.S. Treasury Instruments, total market value: $30,456,069)

                                                            Total Repurchase Agreements

                                                            (Cost $116,800,745 and $56,671,000)

                                                            Total Investments--99.65%

                                                            (Cost $272,716,736 and $116,730,969)

                                                            Net Other Assets and Liabilities--0.35%


                                                            Net Assets--100.00%

            DESCRIPTION                                                                        MARKET VALUE
--------------------------------------------------------------------------------------------------------------------------
                                                                                                           INDEPENDENCE
                                                                                 ABN AMRO Treasury      ONE U.S. Treasury
                                                                                    Market Fund         Money Market Fund
--------------------------------------------------------------------------------------------------------------------------
 U.S. Treasury Obligations--55.26%
 U.S. Treasury Bills (A)--34.50%
 3.050%, 11/01/01                                                                   $ 30,000,000          $           -
 2.848%, 11/08/01                                                                     24,986,032                      -
 2.752%, 11/15/01                                                                     29,967,187                      -
 2.480%, 11/23/01                                                                              -             14,980,017
 2.059%, 11/29/01                                                                      9,983,433                      -
 2.095%, 12/06/01                                                                      9,979,875                      -
 2.014%, 01/24/02                                                                     14,926,675                      -
                                                                                ------------------------------------------
 Total U.S. Treasury Bills                                                           119,843,202             14,980,017
                                                                                ------------------------------------------

 U.S. Treasury Notes--20.76%
 6.250%, 07/31/02                                                                     15,436,532                      -
 7.500%, 11/15/01                                                                              -             15,028,027
 5.875%, 11/30/01                                                                              -             30,051,925
 6.375%, 08/15/02                                                                     20,636,257                      -
                                                                                ------------------------------------------
 Total U.S. Treasury Notes                                                            36,072,789             45,079,952
                                                                                ------------------------------------------

 Total U.S. Treasury Obligations                                                     155,915,991             60,059,969
                                                                                ------------------------------------------
 (Cost $155,915,991 and $60,059,969)

 Repurchase Agreements--44.39%
 BA Securities, 2.500%, dated 10/31/01, matures 11/01/01 (B)                                   -             25,671,000
 Banc One Capital Markets, 2.510%, dated 10/31/01, matures 11/01/01 (B)                        -             26,000,000
 Goldman Sachs, 2.480%, dated 10/31/01, matures 11/01/01 (B)                                   -              5,000,000
 J.P. Morgan Chase, 2.490%, dated 10/31/01, matures 11/01/01, repurchase price $37,843,529 (collateralized by U.S. Treasury Instruments, total
 market value: $38,600,405)                                                           37,840,912                      -
 Morgan Stanley, 2.490%, dated 10/31/01, matures 11/01/01, repurchase price $49,107,114 (collateralized by U.S. Treasury Instruments, total
 market value: $50,579,042)                                                           49,103,718                      -
 UBS Warburg, 2.490%, dated 10/31/01, matures 11/01/01, repurchase price $29,858,180 (collateralized by U.S. Treasury Instruments, total
 market value: $30,456,069)                                                           29,856,115                      -
                                                                                ------------------------------------------
 Total Repurchase Agreements                                                         116,800,745             56,671,000
                                                                                ------------------------------------------
 (Cost $116,800,745 and $56,671,000)

 Total Investments--99.65%                                                           272,716,736            116,730,969
                                                                                ------------------------------------------
 (Cost $272,716,736 and $116,730,969)

 Net Other Assets and Liabilities--0.35%                                                 (50,999)               877,957
                                                                                ------------------------------------------

 Net Assets--100.00%                                                               $ 272,665,737          $ 117,608,926
                                                                                ==========================================

            DESCRIPTION                                                                   MARKET VALUE
--------------------------------------------------------------------------------------------------------------------

                                                                               Pro Forma
                                                                               Adjustment         Pro Forma Combined
--------------------------------------------------------------------------------------------------------------------
 U.S. Treasury Obligations--55.26%
 U.S. Treasury Bills (A)--34.50%
 3.050%, 11/01/01                                                              $       -            $  30,000,000
 2.848%, 11/08/01                                                                      -               24,986,032
 2.752%, 11/15/01                                                                      -               29,967,187
 2.480%, 11/23/01                                                                      -               14,980,017
 2.059%, 11/29/01                                                                      -                9,983,433
 2.095%, 12/06/01                                                                      -                9,979,875
 2.014%, 01/24/02                                                                      -               14,926,675
                                                                               -------------------------------------
 Total U.S. Treasury Bills                                                             -              134,823,219
                                                                               -------------------------------------

 U.S. Treasury Notes--20.76%
 6.250%, 07/31/02                                                                      -               15,436,532
 7.500%, 11/15/01                                                                      -               15,028,027
 5.875%, 11/30/01                                                                      -               30,051,925
 6.375%, 08/15/02                                                                      -               20,636,257
                                                                               -------------------------------------
 Total U.S. Treasury Notes                                                             -               81,152,741
                                                                               -------------------------------------

 Total U.S. Treasury Obligations                                                       -              215,975,960
                                                                               -------------------------------------
 (Cost $155,915,991 and $60,059,969)

 Repurchase Agreements--44.39%
 BA Securities, 2.500%, dated 10/31/01, matures 11/01/01 (B)                           -               25,671,000
 Banc One Capital Markets, 2.510%, dated 10/31/01, matures 11/01/01 (B)                -               26,000,000
 Goldman Sachs, 2.480%, dated 10/31/01, matures 11/01/01 (B)                           -                5,000,000
 J.P. Morgan Chase, 2.490%, dated 10/31/01, matures 11/01/01, repurchase price $37,843,529 (collateralized by U.S. Treasury Instruments, total
 market value: $38,600,405)                                                            -               37,840,912
 Morgan Stanley, 2.490%, dated 10/31/01, matures 11/01/01, repurchase price $49,107,114 (collateralized by U.S. Treasury Instruments, total
 market value: $50,579,042)                                                            -               49,103,718
 UBS Warburg, 2.490%, dated 10/31/01, matures 11/01/01, repurchase price $29,858,180 (collateralized by U.S. Treasury Instruments, total
 market value: $30,456,069)                                                            -               29,856,115
                                                                               -------------------------------------
 Total Repurchase Agreements                                                           -              173,471,745
                                                                               -------------------------------------
 (Cost $116,800,745 and $56,671,000)

 Total Investments--99.65%                                                             -              389,447,705
                                                                               -------------------------------------
 (Cost $272,716,736 and $116,730,969)

 Net Other Assets and Liabilities--0.35%                                         533,363                1,360,321
                                                                               -------------------------------------

 Net Assets--100.00%                                                           $ 533,363            $ 390,808,026
                                                                               =====================================


* At October 31, 2001, cost is identical for book and Federal income tax purposes.

(A)   Annualized yield at the time of purchase.

(B) The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.

                       ABN AMRO TREASURY MONEY MARKET FUND
                INDEPENDENCE ONE U.S. TREASURY MONEY MARKET FUND
          NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS (UNAUDITED)


1.      BASIS OF COMBINATION

The ABN AMRO Funds, a Delaware business trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. As of October 31, 2001, the Trust offered twenty eight managed investment portfolios. The unaudited Pro Forma Combining Portfolio of Investments and the unaudited Pro Forma Statement of Assets and Liabilities assumes the exchange described in the next paragraph occurred as of October 31, 2001 and the unaudited Pro Forma Combining Statement of Operations assumes the exchange occurred as of November 1, 2000. These statements have been derived from books and records utilized in calculating the net asset value of each fund at October 31, 2001 and for the year then ended.

The pro forma statements give effect to the proposed transfer of substantially all of the assets and stated liabilities of the Independence One U.S. Treasury Money Market Fund in exchange for shares of the ABN AMRO Treasury Money Market Fund. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of the Independence One U.S. Treasury Money Market Fund for pre-combination periods will not be restated. The pro forma statements do not reflect the expenses of either fund in carrying out its obligations under the proposed Agreement and Plan of Reorganization.

The unaudited Pro Forma Combining Financial Statements should be read in conjunction with the historical financial statements of the funds incorporated by reference in the Statement of Additional Information.

For the year ended October 31, 2001 the ABN AMRO Treasury Money Market Fund's investment advisory fee was computed based on the annual rate of 0.35% of its average daily net assets. The administration fee was computed based on the annual rate of 0.060% of the first $2.0 billion of the Trust's combined average daily net assets, 0.050% of the next $10.5 billion, and 0.045% of the combined average daily net assets in excess of $12.5 billion, and was allocated to each fund based on the relative net assets of the Trust.

Pursuant to a Rule 12b-1 distribution plan (the "Plan") adopted by the ABN AMRO Treasury Money Market Fund with respect to Class S Shares, the Fund pays certain expenses associated with the distribution of its shares. Under the Plan, the Fund may pay actual expenses not exceeding, on an annual basis, 0.25% of the Fund's average daily net assets.

In addition, the Fund has adopted a shareholder servicing plan for the Class S Shares. The Fund pays certain expenses for its efforts in maintaining client accounts, arranging bank wires, responding to inquiries concerning services provided on investments and assisting clients in purchase, redemption and exchange transactions, and changing their dividend options, account designations and addresses. Under the Plan, the Fund may pay actual expenses not exceeding, on an annual basis, 0.25% of the Fund's average daily net assets.

2.         SECURITY VALUATION

The ABN AMRO Treasury Money Market Fund and Independence One U.S. Treasury Money Market Fund securities are valued at amortized cost, which approximates market value. Under amortized cost methods, discounts and premiums are accreted and amortized ratably to maturity and are included as interest income.

                       ABN AMRO TREASURY MONEY MARKET FUND
                INDEPENDENCE ONE U.S. TREASURY MONEY MARKET FUND
    NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)


3.      CAPITAL SHARES

The pro forma net asset value per share assumes the issuance of additional shares of the ABN AMRO Treasury Money Market Fund that would have been issued at October 31, 2001 in connection with the proposed reorganization. The pro forma number of shares outstanding of 390,799,790 consists of 118,142,289 shares assumed issued in the reorganization plus 272,657,501 shares of the ABN AMRO Treasury Money Market Fund at October 31, 2001.

4.      PRO FORMA ADJUSTMENTS AND PRO FORMA COMBINED COLUMNS

The pro forma adjustments and pro forma combined columns of the statement of operations reflect the adjustments necessary to show expenses at the rates which would have been in effect if the Independence One U.S. Treasury Money Market Fund was included in the ABN AMRO Treasury Money Market Fund for the period November 1, 2000 to October 31, 2001. Investment Advisory, Administration and 12b-1 fees in the pro forma combined column are calculated at the rates in effect for the ABN AMRO Treasury Money Market Fund based upon the combined net assets of the Independence One U.S. Treasury Money Market Fund and ABN AMRO Treasury Money Market Fund.

The pro forma Statement of Assets and Liabilities and Schedule of Investments give effect to the proposed transfer of such assets as if the reorganization had occurred at October 31, 2001.

5.      COSTS OF REORGANIZATION

Reorganization expenses incurred by the ABN AMRO Funds will be paid by ABN AMRO Asset Management (USA) and/or affiliates thereof. Reorganization expenses include, without limitation: (a) expenses associated with the preparation and filing of this Prospectus/Proxy Statement; (b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by each Fund; (f) solicitation costs; and (g) brokerage cost of any necessary rebalancing of the Funds' investment portfolios.

6.      FEDERAL INCOME TAXES

The Fund has elected to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code and to distribute substantially all of their respective taxable income. Accordingly, no provisions for federal income taxes have been made in the accompanying financial statements. The Fund intends to utilize provisions for federal income tax laws which will allow them to carry a realized capital loss forward eight years following the year of the loss and offset such losses against any future realized capital gains. At October 31, 2001, there is no capital loss carry forward.

The Independence One U.S. Treasury Money Market Fund will distribute all of its ordinary income and capital gains, if any, prior to the Fund merging.

                       ABN AMRO INTERNATIONAL EQUITY FUND
                   INDEPENDENCE ONE INTERNATIONAL EQUITY FUND
       PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
                                OCTOBER 31, 2001

                                                                               INDEPENDENCE
                                                               ABN AMRO             ONE           PRO FORMA           PRO FORMA
                                                             INTERNATIONAL     INTERNATIONAL     ADJUSTMENTS          COMBINED
                                                              EQUITY FUND         EQUITY                               (NOTE 1)
                                                            -----------------------------------------------------------------------
ASSETS:
Investments:
   Investments at cost                                       $ 90,446,391      $ 18,299,807      $         --         $ 108,746,198
   Net unrealized appreciation                                (14,253,229)       (2,780,459)               --           (17,033,688)
                                                             ----------------------------------------------------------------------
      Total Investments at value                               76,193,162        15,519,348                --            91,712,510

Cash                                                            1,967,191               250                --             1,967,441
Foreign Currency (cost $119,270 and $159,942)                     122,167           160,841                                 283,008
Receivables:
   Dividends and interest                                         286,380            44,368                --               330,748
   Fund shares sold                                               131,924                --                --               131,924
Other assets                                                          780            14,248                --                15,028
                                                             ----------------------------------------------------------------------
      Total assets                                             78,701,604        15,739,055                --            94,440,659
                                                             ----------------------------------------------------------------------

LIABILITIES:
Payables:
   Investments and currency purchased                               6,512                --                --                 6,512
   Fund shares redeemed                                           333,650                --                --               333,650
   Due to Adviser, net                                             59,937             7,378            64,133 (a)           131,448
   Administration fee                                               3,939                --          (249,622)(a)          (245,683)
   Distribution fees                                                4,078                --           315,874(a)            319,952
   Shareholder service fee                                            333                --                --                   333
   Trustees fees                                                    1,159                --            (2,508)(b)            (1,349)
Accrued expenses and other payables                                39,576            10,677          (112,511)(b)           (62,258)
                                                             ----------------------------------------------------------------------
      Total liabilities                                           449,184            18,055            15,366               482,605
                                                             ----------------------------------------------------------------------
NET ASSETS                                                   $ 78,252,420      $ 15,721,000      $    (15,366)        $  93,958,054
                                                             ======================================================================

NET ASSETS CONSISTS OF:
   Paid in capital                                           $ 97,277,182      $ 23,196,791      $         --         $ 120,473,973
   Accumulated undistributed
      (distribution in excess of)
      net investment income                                      (216,408)            2,698           (15,366)(c)          (229,076)
   Accumulated net realized loss
      on investments sold, foreign
      currency transactions, futures
      contracts and options                                    (4,554,590)       (4,698,874)               --            (9,253,464)
   Net unrealized depreciation on
      investments and translation
      of assets and liabilities in
      foreign currency                                        (14,253,764)       (2,779,615)               --           (17,033,379)
                                                             ----------------------------------------------------------------------
      TOTAL NET ASSETS                                       $ 78,252,420      $ 15,721,000      $    (15,366)        $  93,958,054
                                                             ======================================================================

ABN AMRO CLASS N:
    Net Assets                                               $ 78,252,420               N/A      $ 15,705,634(d)      $  93,958,054
    Shares of beneficial interest outstanding                   6,838,077               N/A         1,372,435(d)          8,210,512
        NET ASSET VALUE
        Net Asset Value
        (Net Assets/Shares Outstanding)                      $      11.44               N/A      $         --         $       11.44
                                                             ======================================================================

INDEPENDENCE ONE CLASS A:
     Net Assets                                                       N/A      $ 15,721,000      $(15,721,000)(e)               N/A
     Shares of beneficial interest outstanding                        N/A         1,882,814        (1,882,814)(e)               N/A
        NET ASSET VALUE
        Net Asset Value
        (Net Assets/Shares Outstanding)                               N/A      $       8.35      $         --                   N/A
                                                             ======================================================================

           Offering Price Per Share (100/96.00 of $8.35)              N/A      $       8.70               N/A                   N/A
                                                             ======================================================================


(a) Reflects adjustment to the acquired fund contractual fee level.

(b) Reflects expected savings/increases based on current year budget.

(c) Reflects total expected change in net assets resulting from operating expense differences.

(d) Reflects net effect of combining existing Independence One International Equity Fund into the ABN AMRO International Equity Fund.

(e) Reflects exchange of Independence One International Equity Fund Class A into ABN AMRO International Equity Fund N Share Class.

                  See Notes to Pro Forma Financial Statements

                       ABN AMRO INTERNATIONAL EQUITY FUND
                   INDEPENDENCE ONE INTERNATIONAL EQUITY FUND
             PRO FORMA COMBINING STATEMENT OF OPERATIONS (UNAUDITED)
                        FOR THE YEAR ENDED OCTOBER 31, 2001


                                                                               INDEPENDENCE
                                                               ABN AMRO             ONE                               PRO FORMA
                                                             INTERNATIONAL     INTERNATIONAL      PRO FORMA           COMBINED
                                                              EQUITY FUND         EQUITY         ADJUSTMENTS           (NOTE 1)
                                                            -----------------------------------------------------------------------
INVESTMENT INCOME:
   Dividends                                                $  1,711,637         $   326,701      $      --            $  2,038,338
   Less: foreign taxes withheld                                 (172,263)            (36,070)            --                (208,333)
   Interest                                                        2,582              33,861             --                  36,443
                                                            -----------------------------------------------------------------------
      Total Investment Income                                  1,541,956             324,492             --               1,866,448
                                                            -----------------------------------------------------------------------
EXPENSES:
    Investment advisory fees                                   1,153,639             204,678             --               1,358,317
    Distribution expenses                                         23,906                  --        315,874 (a)             339,780
    Transfer agent fees                                           25,313              20,590        (11,276)(b)              34,627
    Administration fees                                          208,616             111,680       (249,622)(a)              70,674
    Registration fees                                             19,852              12,983        (15,106)(b)              17,729
    Custodian fees                                                86,450              36,959        (31,333)(b)              92,076
    Professional fees                                             18,021              19,976        (18,194)(b)              19,803
    Reports to shareholder expense                                 7,856              14,809        (13,598)(b)               9,067
    Trustees fees                                                  3,156               2,076         (2,508)(b)               2,724
    Other expenses                                                26,055               3,668        (23,004)(b)               6,719
    Shareholder service fees                                       5,180                  --             --                   5,180
                                                            -----------------------------------------------------------------------
      Total expenses before waivers/reimbursements             1,578,044             427,419        (48,767)              1,956,696
      Less: Fund level waivers/reimbursement                      (7,574)            (97,333)        64,133 (c)             (40,774)
                                                            -----------------------------------------------------------------------
        Net Expenses                                           1,570,470             330,086         15,366               1,915,922
                                                            -----------------------------------------------------------------------

NET INVESTMENT INCOME (LOSS)                                     (28,514)             (5,594)       (15,366)                (49,474)
                                                            -----------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain/(loss) on investments                        2,961,702          (4,745,139)            --              (1,783,437)
Net change in unrealized depreciation on investments         (46,931,788)         (1,519,526)            --             (48,451,314)
                                                            -----------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS       (43,970,086)         (6,264,665)            --             (50,234,751)
                                                            -----------------------------------------------------------------------

NET INCREASE (DECREASE) IN NET ASSETS FROM OPERATIONS       $(43,998,600)        $(6,270,259)     $ (15,366)           $(50,284,225)
                                                            =======================================================================


(a) Reflects adjustment to the acquired fund contractual fee level.

(b) Reflects expected savings/increases based on current year budget.

(c) Reflects adjustment to the acquired fund's contractual expense limitation.

                  See Notes to Pro Forma Financial Statements

                       ABN AMRO INTERNATIONAL EQUITY FUND
                   INDEPENDENCE ONE INTERNATIONAL EQUITY FUND
             PRO FORMA COMBINING SCHEDULE OF INVESTMENTS (UNAUDITED)
                                OCTOBER 31, 2001

                              SHARES                               DESCRIPTION
------------------------------------------------------------------------------------------------------
 ABN AMRO             INDEPENDENCE            PRO FORMA
 INTERNATIONAL      ONE INTERNATIONAL         COMBINED
 EQUITY FUND          EQUITY FUND
------------------------------------------------------------------------------------------------------

                                                           COMMON STOCKS - 95.77%
                                                           AUSTRALIA - 1.11%
   57,279                11,950                 69,229     Commonwealth Bank of Australia


                                                           CHINA - 3.03%
  204,419                41,000                245,419     HSBC Holdings*
        -                22,900                 22,900     Hutchinson Whampoa




                                                           FRANCE - 13.13%
   21,000                 8,300                 29,300     Adecco
   19,000                 3,850                 22,850     Aventis
   56,200                10,800                 67,000     Axa
    8,000                 1,770                  9,770     Cap Gemini
   44,000                 7,300                 51,300     Equant*
   11,000                 2,100                 13,100     L'Oreal
   16,012                 3,160                 19,172     Sanofi-Synthelabo
   12,000                 2,300                 14,300     Schneider Electric
   21,100                 4,310                 25,410     STMicroelectronics
   19,841                 3,902                 23,743     TotalFinaElf




                                                           GERMANY - 5.30%
    3,500                   692                  4,192     Allianz
    3,700                   700                  4,400     Beiersdorf
   21,577                 4,400                 25,977     Deutsche Bank
    9,000                 1,800                 10,800     SAP
   16,550                 2,770                 19,320     Siemens




                                                           IRELAND - 3.63%
   89,729                17,300                107,029     Allied Irish Banks
   98,563                19,000                117,563     CRH
   10,000                 2,000                 12,000     Elan*




                                                           ITALY - 2.12%
   70,000                13,000                 83,000     Mediolanum
  107,000                21,000                128,000     Sanpaolo IMI




                                                           JAPAN - 14.23%
   24,000                 5,000                 29,000     Canon
   82,000                17,000                 99,000     Fujitsu
   60,000                11,000                 71,000     Hitachi
   48,000                 9,000                 57,000     Kao
    4,300                   800                  5,100     Keyence
   68,000                14,000                 82,000     NEC
      156                    31                    187     Nippon Telegraph & Telephone
      120                    24                    144     NTT DoCoMo
    6,800                 1,300                  8,100     Rohm
   16,000                 3,000                 19,000     Secom
   31,000                 5,900                 36,900     Sony
    9,000                 2,000                 11,000     Takeda Chemical Industries
   47,000                 9,000                 56,000     Toyota Motor
       80                    16                     96     UMC Japan*




                                                           NETHERLANDS - 9.76%
   17,600                 4,020                 21,620     Akzo Nobel
   29,000                 5,000                 34,000     ASML Holding*
   60,927                12,000                 72,927     Fortis
    6,900                 1,300                  8,200     Gucci Group
   98,314                19,200                117,514     ING Groep
   44,893                 9,168                 54,061     Koninklijke Ahold
   26,013                 5,166                 31,179     VNU




                                                           NEW ZEALAND - 0.90%
  357,161                85,000                442,161     Telecom of New Zealand


                                                           PORTUGAL - 1.40%
  138,000                28,000                166,000     Portugal Telecom, Registered*

         DESCRIPTION                                                                      MARKET VALUE
---------------------------------------------------------------------------------------------------------------------------
                                               ABN AMRO            INDEPENDENCE           PRO FORMA           PRO FORMA
                                             INTERNATIONAL      ONE INTERNATIONAL        ADJUSTMENT           COMBINED
                                             EQUITY FUND           EQUITY FUND
---------------------------------------------------------------------------------------------------------------------------

 COMMON STOCKS - 95.77%
 AUSTRALIA - 1.11%
 Commonwealth Bank of Australia                $   861,307          $   179,088          $     --             1,040,395
                                               -----------          -----------          --------             ---------

 CHINA - 3.03%
 HSBC Holdings*                                  2,214,528              444,167                --             2,658,695
 Hutchinson Whampoa                                     --              184,962                --               184,962
                                               -----------          -----------          --------             ---------
                                                 2,214,528              629,129                --             2,843,657
                                               -----------          -----------          --------             ---------

 FRANCE - 13.13%
 Adecco                                            945,699              366,960                --             1,312,659
 Aventis                                         1,398,959              283,091                --             1,682,050
 Axa                                             1,230,003              236,052                --             1,466,055
 Cap Gemini                                        450,333               99,502                --               549,835
 Equant*                                           457,718               75,837                --               533,555
 L'Oreal                                           759,891              144,874                --               904,765
 Sanofi-Synthelabo                               1,056,372              208,196                --             1,264,568
 Schneider Electric                                480,739               92,017                --               572,756
 STMicroelectronics                                596,727              121,726                --               718,453
 TotalFinaElf                                    2,787,736              547,506                --             3,335,242
                                               -----------          -----------          --------             ---------
                                                10,164,177            2,175,761                --            12,339,938
                                               -----------          -----------          --------             ---------

 GERMANY - 5.30%
 Allianz                                           825,280              162,949                --               988,229
 Beiersdorf                                        416,391               78,670                --               495,061
 Deutsche Bank                                   1,200,806              244,539                --             1,445,345
 SAP                                               932,189              186,186                --             1,118,375
 Siemens                                           802,391              134,116                --               936,507
                                               -----------          -----------          --------             ---------
                                                 4,177,057              806,460                --             4,983,517
                                               -----------          -----------          --------             ---------

 IRELAND - 3.63%
 Allied Irish Banks                                872,811              167,275                --             1,040,086
 CRH                                             1,526,883              293,940                --             1,820,823
 Elan*                                             459,339               91,744                --               551,083
                                               -----------          -----------          --------             ---------
                                                 2,859,033              552,959                --             3,411,992
                                               -----------          -----------          --------             ---------

 ITALY - 2.12%
 Mediolanum                                        542,831              100,675                --               643,506
 Sanpaolo IMI                                    1,124,652              220,428                --             1,345,080
                                               -----------          -----------          --------             ---------
                                                 1,667,483              321,103                --             1,988,586
                                               -----------          -----------          --------             ---------

 JAPAN - 14.23%
 Canon                                             698,011              145,253                --               843,264
 Fujitsu                                           606,936              125,684                --               732,620
 Hitachi                                           409,297               74,952                --               484,249
 Kao                                             1,137,208              212,983                --             1,350,191
 Keyence                                           655,161              121,751                --               776,912
 NEC                                               616,641              126,811                --               743,452
 Nippon Telegraph & Telephone                      642,327              127,496                --               769,823
 NTT DoCoMo                                      1,627,384              325,105                --             1,952,489
 Rohm                                              723,859              138,227                --               862,086
 Secom                                             832,646              155,943                --               988,589
 Sony                                            1,172,583              222,914                --             1,395,497
 Takeda Chemical Industries                        436,012               96,781                --               532,793
 Toyota Motor                                    1,140,395              218,124                --             1,358,519
 UMC Japan*                                        483,640               96,618                --               580,258
                                               -----------          -----------          --------             ---------
                                                11,182,100            2,188,642                --            13,370,742
                                               -----------          -----------          --------             ---------

 NETHERLANDS - 9.76%
 Akzo Nobel                                        722,046              164,699                --               886,745
 ASML Holding*                                     417,909               71,956                --               489,865
 Fortis                                          1,443,209              283,866                --             1,727,075
 Gucci Group                                       588,833              110,790                --               699,623
 ING Groep                                       2,452,781              478,363                --             2,931,144
 Koninklijke Ahold                               1,263,954              257,775                --             1,521,729
 VNU                                               759,100              150,555                --               909,655
                                               -----------          -----------          --------             ---------
                                                 7,647,832            1,518,004                --             9,165,836
                                               -----------          -----------          --------             ---------

 NEW ZEALAND - 0.90%
 Telecom of New Zealand                            682,786              162,280                --               845,066
                                               -----------          -----------          --------             ---------

 PORTUGAL - 1.40%
 Portugal Telecom, Registered*                   1,093,768              221,624                --             1,315,392
                                               -----------          -----------          --------             ---------

                              SHARES                               DESCRIPTION
-------------------------------------------------------------------------------------------------------
 ABN AMRO             INDEPENDENCE            PRO FORMA
 INTERNATIONAL      ONE INTERNATIONAL         COMBINED
 EQUITY FUND          EQUITY FUND
-------------------------------------------------------------------------------------------------------


                                                           SPAIN - 4.17%
  166,000                33,000                199,000     Banco Bilbao Vizcaya
  117,131                23,300                140,431     Telefonica*



                                                           SWEDEN - 0.67%
  130,000                16,000                146,000     Ericsson LM, Class B


                                                           SWITZERLAND - 7.68%
   54,600                10,960                 65,560     Credit Suisse Group*
    7,370                 1,460                  8,830     Nestle, Registered
   55,360                11,040                 66,400     Novartis, Registered
    4,200                   700                  4,900     Swiss Reinsurance
    4,200                   700                  4,900     Swiss Reinsurance, Rights* (A)




                                                           UNITED KINGDOM - 28.64%
  113,000                23,000                136,000     ARM Holdings*
   21,000                 4,000                 25,000     AstraZeneca
  203,870                41,000                244,870     BP
   82,942                18,621                101,563     Cable & Wireless
  127,000                23,800                150,800     CGNU
  169,821                33,000                202,821     Diageo
   92,666                17,969                110,635     GlaxoSmithKline
   58,300                11,980                 70,280     Logica
  127,305                23,952                151,257     Pearson
  166,678                33,000                199,678     Prudential
  152,500                29,000                181,500     Rentokil Initial
   52,200                10,200                 62,400     Reuters Group
  378,318                74,893                453,211     Shell Transport & Trading
  127,072                24,000                151,072     Standard Chartered
  200,000                39,000                239,000     Tesco
   99,000                20,000                119,000     Unilever
1,194,221               247,526              1,441,747     Vodafone Group




                                                           TOTAL COMMON STOCKS
                                                           (Cost $88,759,171 and $17,833,555)

                                                           PREFERRED STOCKS - 1.73%
                                                           GERMANY - 1.73%
    8,600                 2,644                 11,244     Fresenius
    2,180                   430                  2,610     Porsche

                                                           TOTAL PREFERRED STOCKS
                                                           (Cost $1,687,220 and $364,252)

                                                           INVESTMENT COMPANY - 0.11%
       --               102,000                102,000     Independence One Mutual Fund


                                                           TOTAL INVESTMENT COMPANY
                                                           (Cost $0 and $102,000)

                                                           TOTAL INVESTMENTS - 97.61%
                                                           (Cost $90,446,391 and $18,299, 807)**

                                                           NET OTHER ASSETS AND LIABILITES - 2.39%


                                                           NET ASSETS - 100.00%

         DESCRIPTION                                                                      MARKET VALUE
---------------------------------------------------------------------------------------------------------------------------
                                               ABN AMRO            INDEPENDENCE           PRO FORMA           PRO FORMA
                                             INTERNATIONAL      ONE INTERNATIONAL        ADJUSTMENT           COMBINED
                                             EQUITY FUND           EQUITY FUND
---------------------------------------------------------------------------------------------------------------------------


 SPAIN - 4.17%
 Banco Bilbao Vizcaya                          $ 1,858,415          $   368,945          $     --           $ 2,227,360
 Telefonica*                                     1,407,315              279,569                --             1,686,884
                                               -----------          -----------          --------           -----------
                                                 3,265,730              648,514                --             3,914,244
                                               -----------          -----------          --------           -----------

 SWEDEN - 0.67%
 Ericsson LM, Class B                              564,750               69,298                --               634,048
                                               -----------          -----------          --------           -----------

 SWITZERLAND - 7.68%
 Credit Suisse Group*                            1,996,240              400,117                --             2,396,357
 Nestle, Registered                              1,530,076              302,660                --             1,832,736
 Novartis, Registered                            2,073,186              412,827                --             2,486,013
 Swiss Reinsurance                                 432,120               71,913                --               504,033
 Swiss Reinsurance, Rights* (A)                         --                   --                --                    --
                                               -----------          -----------          --------           -----------
                                                 6,031,622            1,187,517                --             7,219,139
                                               -----------          -----------          --------           -----------

 UNITED KINGDOM - 28.64%
 ARM Holdings*                                     571,894              116,274                --               688,168
 AstraZeneca                                       947,062              180,193                --             1,127,255
 BP                                              1,645,523              330,562                --             1,976,085
 Cable & Wireless                                  375,139               84,127                --               459,266
 CGNU                                            1,523,755              285,238                --             1,808,993
 Diageo                                          1,695,468              329,102                --             2,024,570
 GlaxoSmithKline                                 2,493,158              482,927                --             2,976,085
 Logica                                            630,811              129,481                --               760,292
 Pearson                                         1,523,712              286,359                --             1,810,071
 Prudential                                      1,745,293              345,162                --             2,090,455
 Rentokil Initial                                  548,912              104,268                --               653,180
 Reuters Group                                     494,207               96,462                --               590,669
 Shell Transport & Trading                       2,833,491              560,304                --             3,393,795
 Standard Chartered                              1,269,592              239,521                --             1,509,113
 Tesco                                             705,341              137,389                --               842,730
 Unilever                                          719,165              145,125                --               864,290
 Vodafone Group                                  2,761,464              571,734                --             3,333,198
                                               -----------          -----------          --------           -----------
                                                22,483,987            4,424,228                --            26,908,215
                                               -----------          -----------          --------           -----------

 TOTAL COMMON STOCKS
 (Cost $88,759,171 and $17,833,555)             74,896,160           15,084,607                --            89,980,767
                                               -----------          -----------          --------           -----------
 PREFERRED STOCKS - 1.73%
 GERMANY - 1.73%
 Fresenius                                         693,241              212,844                --               906,085
 Porsche                                           603,761              119,897                --               723,658
                                               -----------          -----------          --------           -----------
 TOTAL PREFERRED STOCKS
 (Cost $1,687,220 and $364,252)                  1,297,002              332,741                --             1,629,743
                                               -----------          -----------          --------           -----------
 INVESTMENT COMPANY - 0.11%
 Independence One Mutual Fund                           --              102,000                --               102,000
                                               -----------          -----------          --------           -----------
 TOTAL INVESTMENT COMPANY
 (Cost $0 and $102,000)                                 --              102,000                --               102,000
                                               -----------          -----------          --------           -----------
 TOTAL INVESTMENTS - 97.61%
 (Cost $90,446,391 and $18,299, 807)**          76,193,162           15,519,348                --            91,712,510
                                               -----------          -----------          --------           -----------

 NET OTHER ASSETS AND LIABILITIES - 2.39%        2,059,258              201,652           (15,366)            2,245,544
                                               -----------          -----------          --------           -----------

 NET ASSETS - 100.00%                          $78,252,420          $15,721,000          $(15,366)          $93,958,054
                                               ===========          ===========          ========           ===========


* Non-income producing security.

** Aggregate cost for Federal income tax purposes is $109,115,462.

(A) Less than $1 in market value.

                       ABN AMRO INTERNATIONAL EQUITY FUND
                   INDEPENDENCE ONE INTERNATIONAL EQUITY FUND
          NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS (UNAUDITED)


1.      BASIS OF COMBINATION

The ABN AMRO Funds, a Delaware business trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. As of October 31, 2001, the Trust offered twenty eight managed investment portfolios. The unaudited Pro Forma Combining Portfolio of Investments and the unaudited Pro Forma Statement of Assets and Liabilities assumes the exchange described in the next paragraph occurred as of October 31, 2001 and the unaudited Pro Forma Combining Statement of Operations assumes the exchange occurred as of November 1, 2001. These statements have been derived from books and records utilized in calculating the net asset value of each fund at October 31, 2001 and for the year then ended.

The pro forma statements give effect to the proposed transfer of substantially all of the assets and stated liabilities of the Independence One International Equity Fund in exchange for shares of the ABN AMRO International Equity Fund. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of the Independence One International Equity Fund for pre-combination periods will not be restated. The pro forma statements do not reflect the expenses of either fund in carrying out its obligations under the proposed Agreement and Plan of Reorganization.

The unaudited Pro Forma Combining Financial Statements should be read in conjunction with the historical financial statements of the funds incorporated by reference in the Statement of Additional Information.

For the year ended October 31, 2001 the ABN AMRO International Equity Fund's investment advisory fee was computed based on the annual rate of 1.00% of its average daily net assets. The administration fee was computed based on the annual rate of 0.060% of the first $2.0 billion of the Trust's combined average daily net assets, 0.050% of the next $10.5 billion, and 0.045% of the combined average daily net assets in excess of $12.5 billion, and was allocated to each fund based on the relative net assets of the Trust.

Pursuant to a Rule 12b-1 distribution plan (the "Plan") adopted by the ABN AMRO International Equity Fund with respect to Class N Shares, the Fund pays certain expenses associated with the distribution of its shares. Under the Plan, the Fund may pay actual expenses not exceeding, on an annual basis, 0.25% of the Fund's Class N Shares average daily net assets.

2.      SECURITY VALUATION

The ABN AMRO International Equity Fund's and Independence One International Equity Fund's equity securities and index options traded on a national exchange and over-the-counter securities listed on the NASDAQ National Market System are valued at the last reported sales price at the close of the respective exchange. Securities for which there have been no sales on the valuation date are valued at the mean of the last reported bid and asked prices on their principal exchange. Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the last quoted bid and asked prices. Fixed income securities, except short-term investments, are valued on the basis of prices provided by a pricing service when such prices are believed by the Adviser to reflect the fair market value of such securities in accordance with guidelines adopted. When fair market value quotations are not readily available, securities and other assets are valued at fair value by or under the direction of the Board of Trustees. Short-term investments, that is, those with a remaining maturity of 60 days or less, are valued at amortized cost, which approximates market value. Foreign securities are priced based upon the price on the exchange or market on which they trade as of the close of business of such exchange or market immediately preceding the time of valuation (normally at 4:00 p.m. Eastern time on each day the New York Stock Exchange is open for trading). Foreign securities are converted to United States dollars using the exchange rates as of the date the net asset value is computed.

                       ABN AMRO INTERNATIONAL EQUITY FUND
                   INDEPENDENCE ONE INTERNATIONAL EQUITY FUND
    NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)


3.      CAPITAL SHARES

The pro forma net asset value per share assumes the issuance of additional shares of the ABN AMRO International Equity Fund that would have been issued at October 31, 2001 in connection with the proposed reorganization. The pro forma number of shares outstanding of 8,210,512 consists of 1,372,435 shares assumed issued in the reorganization plus 6,838,077 shares of the ABN AMRO International Equity Fund at October 31, 2001.

4.      PRO FORMA ADJUSTMENTS AND PRO FORMA COMBINED COLUMNS

The pro forma adjustments and pro forma combined columns of the statement of operations reflect the adjustments necessary to show expenses at the rates which would have been in effect if the Independence One International Equity Fund was included in the ABN AMRO International Equity Fund for the period November 1, 2000 to October 31, 2001. Investment Advisory, Administration and 12b-1 fees in the pro forma combined column are calculated at the rates in effect for the ABN AMRO International Equity Fund based upon the combined net assets of the Independence One International Equity Fund and ABN AMRO International Equity Fund.

The pro forma Statement of Assets and Liabilities and Schedule of Investments give effect to the proposed transfer of such assets as if the reorganization had occurred at October 31, 2001.

5.      COSTS OF REORGANIZATION

Reorganization expenses incurred by the ABN AMRO Funds will be paid by ABN AMRO Asset Management (USA) and/or affiliates thereof. Reorganization expenses include, without limitation: (a) expenses associated with the preparation and filing of this Prospectus/Proxy Statement; (b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by each Fund; (f) solicitation costs; and (g) brokerage cost of any necessary rebalancing of the Funds' investment portfolios.

6.      FEDERAL INCOME TAXES

The Fund has elected to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code and to distribute substantially all of their respective taxable income. Accordingly, no provisions for federal income taxes have been made in the accompanying financial statements. The Fund intends to utilize provisions for federal income tax laws which will allow them to carry a realized capital loss forward eight years following the year of the loss and offset such losses against any future realized capital gains. At October 31, 2001, the combined capital loss carryforward amounted to $8,410,038 which will expire between October 31, 2002 and October 31, 2009.

The Independence One International Equity Fund will distribute all of its ordinary income and capital gains, if any, prior to the Fund merging.

                       ABN AMRO INVESTMENT GRADE BOND FUND
                       INDEPENDENCE ONE FIXED INCOME FUND
                INDEPENDENCE ONE U.S. GOVERNMENT SECURITIES FUND
       PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
                                OCTOBER 31, 2001

                                                                                                                        ABN AMRO
                                                                                                                       INVESTMENT
                                                                               INDEPENDENCE                              GRADE
                                                                                 ONE U.S.                              BOND FUND
                                                               INDEPENDENCE     GOVERNMENT                             PRO FORMA
                                                               ONE FIXED        SECURITIES          PRO FORMA           COMBINED
                                                               INCOME FUND        FUND            ADJUSTMENTS           (NOTE 1)
                                                             ---------------------------------------------------------------------
ASSETS:
Investments:
  Investments at cost                                        $ 83,501,144      $35,479,185     $          --         $ 118,980,329
  Net unrealized appreciation                                   5,285,386        3,758,345                --             9,043,731
                                                             ---------------------------------------------------------------------
    Total Investments at value                                 88,786,530       39,237,530                --           128,024,060
Cash                                                                  331              727                --                 1,058
Receivables:
  Dividends and interest                                        1,263,086          568,305                --             1,831,391
                                                             ---------------------------------------------------------------------
     Total assets                                              90,049,947       39,806,562                --           129,856,509
                                                             ---------------------------------------------------------------------

LIABILITIES:
Payables:
  Dividends Payable                                               400,974          169,091                --               570,065
  Due to Adviser, net                                              22,647            6,709            20,212 (a)            49,568
Accrued expenses and other payables                                32,907            3,629           (88,598)(b)           (52,062)
                                                             ---------------------------------------------------------------------
     Total liabilities                                            456,528          179,429           (68,386)              567,571
                                                             ---------------------------------------------------------------------
NET ASSETS                                                   $ 89,593,419      $39,627,133     $      68,386         $ 129,288,938
                                                             =====================================================================

NET ASSETS CONSISTS OF:
    Paid in capital                                          $ 86,832,512      $35,323,686                --         $ 122,156,198
    Accumulated undistributed (distribution in
        excess of) net investment income                         (652,007)              --            68,386(c)           (583,621)
    Accumulated net realized gain (loss)
        on investments sold, foreign
        currency transactions, futures
        contracts and options                                  (1,872,472)         545,102                --            (1,327,370)
    Net unrealized appreciation on investments
        and translation of assets and
        liabilities in foreign currency                         5,285,386        3,758,345                --             9,043,731
                                                             ---------------------------------------------------------------------
       TOTAL NET ASSETS                                      $ 89,593,419      $39,627,133     $      68,386         $ 129,288,938
                                                             =====================================================================

INDEPENDENCE ONE TRUST SHARES:
    Net Assets                                               $ 89,588,020              N/A     $ (89,588,020)(d)               N/A
    Shares of beneficial interest outstanding                   8,713,608              N/A        (8,213,608)(d)               N/A
        NET ASSET VALUE
        Net Asset Value
        (Net Assets/Shares Outstanding)                      $      10.28              N/A               N/A                   N/A
                                                             =====================================================================

INDEPENDENCE ONE CLASS A
    Net Assets                                                        N/A      $39,108,733     $ (39,108,733)(d)               N/A
    Shares of beneficial interest outstanding                         N/A        3,573,962        (3,573,962)(d)               N/A
       NET ASSET VALUE
       Net Asset Value
       (Net Assets/Shares Outstanding)                                N/A      $     10.94               N/A                   N/A
                                                             =====================================================================
          Offering Price Per Share (100/96.00 of $10.94)              N/A      $     11.40               N/A                   N/A
                                                             =====================================================================
INDEPENDENCE ONE CLASS B:
   Net Assets                                                $      5,388      $   518,400     $    (523,799)(d)               N/A
   Shares of beneficial interest outstanding                          525           47,374           (47,899)(d)               N/A
      NET ASSET VALUE
      Net Asset Value
      (Net Assets/Shares Outstanding)                        $      10.26      $     10.94               N/A                   N/A
                                                             =====================================================================
          Offering Price Per Share (95/100 of $10.94)        $       9.77      $     10.39               N/A                   N/A
                                                             =====================================================================

ABN AMRO CLASS I:
    Net Assets                                                        N/A              N/A     $ 129,288,938(e)      $ 129,288,938
    Shares of beneficial interest outstanding                         N/A              N/A        12,575,043(e)         12,575,043
       NET ASSET VALUE
       Net Asset Value
       (Net Assets/Shares Outstanding)                                N/A              N/A               N/A         $       10.28
                                                             =====================================================================


(a) Reflects adjustment to the acquired fund contractual fee level.

(b) Reflects expected savings/increases based on current year budget.

(c) Reflects total expected change in net assets resulting from operating expense differences.

(d) Reflects exchange of Independence One Fixed Income Fund and
    Independence One U.S. Government Securities Fund Classes A and B into ABN AMRO Investment Grade Bond Fund Class I.

(e) Reflects net effect of combining existing Independence One Fixed Income Fund and Independence One U.S. Government Securities Fund into the ABN AMRO Investment Grade Bond Fund Class I.


                  See Notes to Pro Forma Financial Statements

                       ABN AMRO INVESTMENT GRADE BOND FUND
                       INDEPENDENCE ONE FIXED INCOME FUND
                INDEPENDENCE ONE U.S. GOVERNMENT SECURITIES FUND
             PRO FORMA COMBINING STATEMENT OF OPERATIONS (UNAUDITED)
                       FOR THE YEAR ENDED OCTOBER 31, 2001


                                                                                                                        ABN AMRO
                                                                                                                       INVESTMENT
                                                                               INDEPENDENCE                              GRADE
                                                                                 ONE U.S.                              BOND FUND
                                                               INDEPENDENCE     GOVERNMENT                             PRO FORMA
                                                               ONE FIXED        SECURITIES          PRO FORMA           COMBINED
                                                               INCOME FUND        FUND            ADJUSTMENTS           (NOTE 1)
                                                            -----------------------------------------------------------------------
INVESTMENT INCOME:
   Interest                                                 $  5,621,486      $ 2,602,302      $      --            $  8,223,788
                                                            --------------------------------------------------------------------
     Total investment income                                   5,621,486        2,602,302             --               8,223,788
                                                            --------------------------------------------------------------------



EXPENSES:
    Investment advisory fees                                     692,346          303,711        (46,117)(a)             949,940
    Distribution expenses                                              9            2,025         (2,034)(a)                  --
    Transfer agent fees                                           19,486           46,403          2,800 (b)              68,689
    Administration fees                                          130,294          106,573          1,964 (a)             238,831
    Registration fees                                             40,447           25,633        (49,056)(b)              17,024
    Custodian fees                                                13,408           11,978          3,984 (b)              29,370
    Professional fees                                             20,253           17,962        (18,642)(b)              19,573
    Reports to shareholder expense                                18,000           13,720        (22,087)(b)               9,633
    Trustees fees                                                  6,127            2,652         (5,008)(b)               3,771
    Other expenses                                                 4,057            4,023            159 (b)               8,239
    Shareholder service fees                                           3              675           (678)(b)                  --
                                                            --------------------------------------------------------------------
      Total expenses before waivers/reimbursements               944,430          535,355       (134,715)              1,345,070
      Less: Fund level waivers/reimbursement                    (415,415)        (222,462)        66,329 (c)            (571,548)
                                                            --------------------------------------------------------------------
        Net Expenses                                             529,015          312,893        (68,386)                773,522
                                                            --------------------------------------------------------------------

NET INVESTMENT INCOME                                          5,092,471        2,289,409         68,386               7,450,266
                                                            --------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain/(loss) on investments                         (920,694)         557,326             --                (363,368)
Net change in unrealized appreciation on investments           6,576,668        2,681,578             --               9,258,246
                                                            --------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                5,655,974        3,238,904             --               8,894,878
                                                            --------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                  $ 10,748,445      $ 5,528,313      $  68,386            $ 16,345,144
                                                            ====================================================================


(a) Reflects adjustment to the acquired fund contractual fee level.

(b) Reflects expected savings/increases based on current year budget.

(c) Reflects adjustment to the acquired fund's contractual expense limitation.


                  See Notes to Pro Forma Financial Statements

                       INDEPENDENCE ONE FIXED INCOME FUND
                INDEPENDENCE ONE U.S. GOVERNMENT SECURITIES FUND
             PRO FORMA COMBINING SCHEDULE OF INVESTMENTS (UNAUDITED)
                                OCTOBER 31, 2001

                               PAR VALUE                                  DESCRIPTION
-----------------------------------------------------------------------------------------------------------------------

  INDEPENDENCE        INDEPENDENCE
   ONE FIXED             ONE U.S.
    INCOME             GOVERNMENT            PRO FORMA
     FUND            SECURITIES FUND         COMBINED
-----------------------------------------------------------------------------------------------------------------------
                                                                 U.S. GOVERNMENT & AGENCY OBLIGATIONS--67.05%
                                                                 FEDERAL FARM CREDIT BANK--11.86%
 $ 2,000,000            $ 4,000,000          $ 6,000,000         5.970%, 03/11/05
   1,000,000                     --            1,000,000         5.150%, 01/07/03
         --               1,500,000            1,500,000         6.010%, 06/16/10
         --               2,000,000            2,000,000         6.750%, 01/13/03
   1,000,000                     --            1,000,000         6.300%, 08/08/07
   3,000,000                     --            3,000,000         6.875%, 05/01/02




                                                                 FEDERAL HOME LOAN BANK--22.46%
         --                 500,000              500,000         6.750%, 02/15/02
         --               5,000,000            5,000,000         5.250%, 03/26/04
         --               3,000,000            3,000,000         6.350%, 06/28/04
         --               4,000,000            4,000,000         7.200%, 06/14/11
   2,000,000                     --            2,000,000         5.530%, 01/15/03
   4,000,000                     --            4,000,000         5.125%, 09/15/03
   1,000,000                     --            1,000,000         5.575%, 09/02/03
   2,000,000                     --            2,000,000         5.020%, 02/11/04
   2,000,000                     --            2,000,000         5.610%, 02/27/07
   2,000,000                     --            2,000,000         5.875%, 11/15/07
   2,000,000                     --            2,000,000         6.500%, 08/14/09




                                                                 U.S. TREASURY BONDS--8.31%
         --               3,000,000            3,000,000         8.125%, 08/15/19
         --               1,500,000            1,500,000         7.125%, 02/15/23
   1,000,000                     --            1,000,000         6.000%, 02/15/26
         --               3,000,000            3,000,000         6.500%, 11/15/26




                                                                 U.S. TREASURY NOTES--24.42%
         --               3,000,000            3,000,000         5.750%, 08/15/10
   5,000,000              4,000,000            9,000,000         6.000%, 08/15/09
   2,000,000                     --            2,000,000         6.375%, 08/15/02
   5,500,000                     --            5,500,000         5.625%, 05/15/08
   3,000,000                     --            3,000,000         5.750%, 08/15/10
   6,000,000                     --            1,000,000         6.250%, 02/15/07



                                                                TOTAL U. S. GOVERNMENT AND AGENCY OBLIGATIONS
                                                                (Cost $34,939,185 and $39,939,185)

                                                                CORPORATE BONDS & NOTES--29.61%
                                                                AUTOMOBILE--2.34%
   1,000,000                     --            1,000,000        DaimlerChrysler AG, Unsecured Note
                                                                7.400%, 01/20/05
   2,000,000                     --            2,000,000        Ford Motor Credit, Note
                                                                6.750%, 08/15/08




                                                                BANKING--3.40%
   3,000,000                     --            3,000,000        Bank One Corp., Unsecured Senior Notes
                                                                7.625%, 08/01/05
   1,000,000                     --            1,000,000        Bank One Corp., Subordinated Notes
                                                                8.740%, 09/15/03




                                                                CHEMICALS--2.52%
   3,000,000                     --            3,000,000        Du Pont (E.I.) de Nemours & Co., Note
                                                                6.750%, 10/15/04


                                                                COMMERCIAL SERVICES--5.63%
   1,000,000                     --            1,000,000        Associates Corp. of North America, Senior Note
                                                                6.260%, 02/15/06
   1,000,000                     --            1,000,000        General Electric Capital Corp., Debentures
                                                                5.500%, 11/01/01
   2,000,000                     --            2,000,000        General Electric Capital Corp., Note
                                                                6.500%, 11/01/06
   3,000,000                     --            3,000,000        International Business Machines Corp., Note
                                                                5.375%, 02/01/09




                                                                ENTERTAINMENT--1.65%
   2,000,000                     --            2,000,000        Disney (Walt) Co., Senior Note, Series B
                                                                6.750%, 03/30/06




          DESCRIPTION                                                                 MARKET VALUE
----------------------------------------------------------------------------------------------------------------------------
                                                                             INDEPENDENCE                       ABN AMRO
                                                             INDEPENDENCE        ONE U.S.                       INVESTMENT
                                                               ONE FIXED       GOVERNMENT                       GRADE BOND
                                                                INCOME        SECURITIES        PRO FORMA     FUND PRO FORMA
                                                                 FUND            FUND          ADJUSTMENT        COMBINED
----------------------------------------------------------------------------------------------------------------------------
 U.S. GOVERNMENT & AGENCY OBLIGATIONS--67.05%
 FEDERAL FARM CREDIT BANK--11.86%
 5.970%, 03/11/05                                             $ 2,144,260     $ 4,288,520     $        --     $  6,432,780
 5.150%, 01/07/03                                               1,028,110              --              --        1,028,110
 6.010%, 06/16/10                                                      --       1,607,400              --        1,607,400
 6.750%, 01/13/03                                                      --       2,097,160              --        2,097,160
 6.300%, 08/08/07                                               1,101,880              --              --        1,101,880
 6.875%, 05/01/02                                               3,073,740              --              --        3,073,740
                                                              ------------------------------------------------------------
                                                                7,347,990       7,993,080              --       15,341,070
                                                              ------------------------------------------------------------

 FEDERAL HOME LOAN BANK--22.46%
 6.750%, 02/15/02                                                      --         506,950              --          506,950
 5.250%, 03/26/04                                                      --       5,051,900              --        5,051,900
 6.350%, 06/28/04                                                      --       3,070,470              --        3,070,470
 7.200%, 06/14/11                                                      --       4,646,920              --        4,646,920
 5.530%, 01/15/03                                               2,066,200              --              --        2,066,200
 5.125%, 09/15/03                                               4,180,560              --              --        4,180,560
 5.575%, 09/02/03                                               1,052,490              --              --        1,052,490
 5.020%, 02/11/04                                               2,012,460              --              --        2,012,460
 5.610%, 02/27/07                                               2,058,000              --              --        2,058,000
 5.875%, 11/15/07                                               2,168,040              --              --        2,168,040
 6.500%, 08/14/09                                               2,223,040              --              --        2,223,040
                                                              ------------------------------------------------------------
                                                               15,760,790      13,276,240              --       29,037,030
                                                              ------------------------------------------------------------

 U.S. TREASURY BONDS--8.31%
 8.125%, 08/15/19                                                      --       4,096,590              --        4,096,590
 7.125%, 02/15/23                                                      --       1,900,620              --        1,900,620
 6.000%, 02/15/26                                               1,129,150              --              --        1,129,150
 6.500%, 11/15/26                                                      --       3,614,370              --        3,614,370
                                                              ------------------------------------------------------------
                                                                1,129,150       9,611,580              --       10,740,730
                                                              ------------------------------------------------------------

 U.S. TREASURY NOTES--24.42%
 5.750%, 08/15/10                                                      --       3,328,110              --        3,328,110
 6.000%, 08/15/09                                               5,610,650       4,488,520              --       10,099,170
 6.375%, 08/15/02                                               2,069,420              --              --        2,069,420
 5.625%, 05/15/08                                               6,021,510              --              --        6,021,510
 5.750%, 08/15/10                                               3,328,110              --              --        3,328,110
 6.250%, 02/15/07                                               6,721,620              --              --        6,721,620
                                                              ------------------------------------------------------------
                                                               23,751,310       7,816,630              --       31,567,940
                                                              ------------------------------------------------------------
TOTAL U. S. GOVERNMENT AND AGENCY OBLIGATIONS
(Cost $34,939,185 and $39,939,185)                             47,989,240      38,697,530              --       86,686,770
                                                              ------------------------------------------------------------

CORPORATE BONDS & NOTES--29.61%
AUTOMOBILE--2.34%
DaimlerChrysler AG, Unsecured Note
7.400%, 01/20/05                                                1,037,530              --              --        1,037,530
Ford Motor Credit, Note
6.750%, 08/15/08                                                1,991,940              --              --        1,991,940
                                                              ------------------------------------------------------------
                                                                3,029,470              --              --        3,029,470
                                                              ------------------------------------------------------------

BANKING--3.40%
Bank One Corp., Unsecured Senior Notes
7.625%, 08/01/05                                                3,302,370              --              --        3,302,370
Bank One Corp., Subordinated Notes
8.740%, 09/15/03                                                1,093,560              --              --        1,093,560
                                                              ------------------------------------------------------------
                                                                4,395,930              --              --        4,395,930
                                                              ------------------------------------------------------------

CHEMICALS--2.52%
Du Pont (E.I.) de Nemours & Co., Note
6.750%, 10/15/04                                                3,255,060              --              --        3,255,060
                                                              ------------------------------------------------------------

COMMERCIAL SERVICES--5.63%
Associates Corp. of North America, Senior Note
6.260%, 02/15/06                                                1,048,250              --              --        1,048,250
General Electric Capital Corp., Debentures
5.500%, 11/01/01                                                1,000,000              --              --        1,000,000
General Electric Capital Corp., Note
6.500%, 11/01/06                                                2,196,200              --              --        2,196,200
International Business Machines Corp., Note
5.375%, 02/01/09                                                3,030,150              --              --        3,030,150
                                                              ------------------------------------------------------------
                                                                7,274,600              --              --        7,274,600
                                                              ------------------------------------------------------------

ENTERTAINMENT--1.65%
Disney (Walt) Co., Senior Note, Series B
6.750%, 03/30/06                                                2,133,760              --              --        2,133,760
                                                              ------------------------------------------------------------

                  See Notes to Pro Forma Financial Statements

                       INDEPENDENCE ONE FIXED INCOME FUND
                INDEPENDENCE ONE U.S. GOVERNMENT SECURITIES FUND
            PRO FORMA COMBINING SCHEDULE OF INVESTMENTS (Unaudited)
                                October 31, 2001

                               PAR VALUE                                  DESCRIPTION
-----------------------------------------------------------------------------------------------------------------------------

  INDEPENDENCE        INDEPENDENCE
   ONE FIXED             ONE U.S.
    INCOME             GOVERNMENT            PRO FORMA
     FUND            SECURITIES FUND         COMBINED
-----------------------------------------------------------------------------------------------------------------------------
                                                                FINANCIAL SERVICES--6.68%
 $ 1,000,000                   $ --            1,000,000        BellSouth Capital Funding Corp., Note
                                                                7.750%, 02/15/10
                                                                Merrill Lynch & Co., Note
   1,000,000                     --            1,000,000        6.800%, 11/03/03
   1,000,000                     --            1,000,000        7.000%, 03/15/06
   3,000,000                     --            3,000,000        Morgan Stanley, Dean Witter & Co., Senior Note, Series C
                                                                7.375%, 04/15/03
   2,000,000                     --            2,000,000        Salomon Smith Barney Holdings, Inc., Note
                                                                7.000%, 03/15/04




                                                                FOOD AND BEVERAGE--0.82%
   1,000,000                     --            1,000,000        Sara Lee Corp., MTN
                                                                6.300%, 11/07/05


                                                                PHARMACEUTICALS--0.91%
   1,000,000                     --            1,000,000        Lilly (Eli) & Co., Unsecured Note
                                                                8.375%, 12/01/06


                                                                RETAIL TRADE--2.44%
   1,000,000                     --            1,000,000        Gap (The), Inc., Note
                                                                6.900%, 09/15/07
   2,000,000                     --            2,000,000        Wal--Mart Stores, Inc., Unsecured Senior Note
                                                                6.550%, 08/10/04




                                                                TELECOMMUNICATIONS--3.22%
                                                                AT&T Corp., Note
   2,000,000                     --            2,000,000        6.500%, 09/15/02
   1,000,000                     --            1,000,000        7.500%, 06/01/06
   1,000,000                     --            1,000,000        U.S. West Communications, Inc., Note
                                                                6.625%, 09/15/05



                                                                TOTAL CORPORATE BONDS AND NOTES
                                                                (Cost $36,096,091 and $0)

                                                                INVESTMENT COMPANY -- 2.36%
   2,515,000               540,000            3,055,000         Independence One Mutual Fund
                                                                (Cost $2,515,000 and $540,000)


                                                                TOTAL INVESTMENTS--99.02%
                                                                (Cost $83,501,144 and $35,479,185)**

                                                                NET OTHER ASSETS AND LIABILITIES--0.98%



                                                                NET ASSETS--100.00%


           DESCRIPTION                                                                 MARKET VALUE
-----------------------------------------------------------------------------------------------------------------------------
                                                                              INDEPENDENCE                       ABN AMRO
                                                              INDEPENDENCE        ONE U.S.                       INVESTMENT
                                                                ONE FIXED       GOVERNMENT                       GRADE BOND
                                                                 INCOME        SECURITIES        PRO FORMA     FUND PRO FORMA
                                                                  FUND            FUND          ADJUSTMENT        COMBINED
-----------------------------------------------------------------------------------------------------------------------------
 FINANCIAL SERVICES--6.68%
 BellSouth Capital Funding Corp., Note
 7.750%, 02/15/10                                              $ 1,134,490     $        --     $        --        1,134,490
 Merrill Lynch & Co., Note
 6.800%, 11/03/03                                                1,070,840              --              --        1,070,840
 7.000%, 03/15/06                                                1,085,740              --              --        1,085,740
 Morgan Stanley, Dean Witter & Co., Senior Note, Series C
 7.375%, 04/15/03                                                3,182,580              --              --        3,182,580
 Salomon Smith Barney Holdings, Inc., Note
 7.000%, 03/15/04                                                2,157,620              --              --        2,157,620
                                                               ------------------------------------------------------------
                                                                 8,631,270              --              --        8,631,270
                                                               ------------------------------------------------------------

 FOOD AND BEVERAGE--0.82%
 Sara Lee Corp., MTN
 6.300%, 11/07/05                                                1,065,130              --              --        1,065,130
                                                               ------------------------------------------------------------

 PHARMACEUTICALS--0.91%
 Lilly (Eli) & Co., Unsecured Note
 8.375%, 12/01/06                                                1,177,490              --              --        1,177,490
                                                               ------------------------------------------------------------

 RETAIL TRADE--2.44%
 Gap (The), Inc., Note
 6.900%, 09/15/07                                                  997,660              --              --          997,660
 Wal-Mart Stores, Inc., Unsecured Senior Note
 6.550%, 08/10/04                                                2,162,100              --              --        2,162,100
                                                               ------------------------------------------------------------
                                                                 3,159,760              --              --        3,159,760
                                                               ------------------------------------------------------------

 TELECOMMUNICATIONS--3.22%
 AT&T Corp., Note
 6.500%, 09/15/02                                                2,051,860              --              --        2,051,860
 7.500%, 06/01/06                                                1,081,370              --              --        1,081,370
 U.S. West Communications, Inc., Note
 6.625%, 09/15/05                                                1,026,590              --              --        1,026,590
                                                               ------------------------------------------------------------
                                                                 4,159,820              --              --        4,159,820
                                                               ------------------------------------------------------------
 TOTAL CORPORATE BONDS AND NOTES
 (Cost $36,096,091 and $0)                                      38,282,290              --              --       38,282,290
                                                               ------------------------------------------------------------
 INVESTMENT COMPANY -- 2.36%
 Independence One Mutual Fund                                    2,515,000         540,000              --        3,055,000
                                                               ------------------------------------------------------------
 (Cost $2,515,000 and $540,000)                                  2,515,000         540,000              --        3,055,000
                                                               ------------------------------------------------------------
 TOTAL INVESTMENTS--99.02%
 (Cost $83,501,144 and $35,479,185)**                           88,786,530      39,237,530              --      128,024,060
                                                               ------------------------------------------------------------

 NET OTHER ASSETS AND LIABILITIES--0.98%                           806,889         389,603          68,386        1,264,878
                                                               ------------------------------------------------------------


 NET ASSETS--100.00%                                           $89,593,419     $39,627,133     $    68,386     $129,288,938
                                                               ============================================================

**             Aggregate cost for Federal income tax purposes is $119,213,488.

MTN            Medium Term Note

                  See Notes to Pro Forma Financial Statements

                       ABN AMRO INVESTMENT GRADE BOND FUND
                       INDEPENDENCE ONE FIXED INCOME FUND
                INDEPENDENCE ONE U.S. GOVERNMENT SECURITIES FUND
          NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS (UNAUDITED)


1.       BASIS OF COMBINATION

The ABN AMRO Funds, a Delaware business trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as an open-end management investment company. As of October 31, 2001, the Trust offered twenty-eight managed investment portfolios. The ABN AMRO Investment Grade Bond Fund, a newly organized series of the Trust, will commence operations upon the completion of the transactions contemplated in the next paragraph. The unaudited Pro Forma Combining Portfolio of Investments and the unaudited Pro Forma Statement of Assets and Liabilities of the ABN AMRO Investment Grade Bond Fund assumes the exchange described in the next paragraph occurred as of October 31, 2001 and the unaudited Pro Forma Combining Statement of Operations assumes the exchange occurred as of November 1, 2001. These statements have been derived from books and records utilized in calculating the net asset value of each Independence One Fund at October 31, 2001.

The pro forma statements give effect to the proposed transfer of substantially all of the assets and stated liabilities of the Independence One Fixed Income Fund and the Independence One U.S. Government Securities Fund in exchange for shares of the ABN AMRO Investment Grade Bond Fund. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of the Independence One Fixed Income Fund and Independence One U.S. Government Securities Fund for pre-combination periods will not be restated. The pro forma statements do not reflect the expenses of the funds in carrying out their obligations under the proposed Agreement and Plan of Reorganization.

The unaudited Pro Forma Combining Financial Statements should be read in conjunction with the historical financial statements of the Independence One Funds incorporated by reference in the Statement of Additional Information.

For the Pro Forma Combining Financial Statements, the ABN AMRO Investment Grade Bond Fund's investment advisory fee was computed based on the annual rate of 0.70% of its average daily net assets for the year ended October 31, 2001. The administration fee was computed based on the annual rate of 0.060% of the first $2.0 billion of the Trust's combined average daily net assets, 0.050% of the next $10.5 billion, and 0.045% of the combined average daily net assets in excess of $12.5 billion, and was allocated to each series of the Trust based on the relative net assets of the Trust.

2.       SECURITY VALUATION

The ABN AMRO Investment Grade Bond Fund, Independence One Fixed Income Fund and Independence One U.S. Government Securities Fund's fixed income securities, except short-term investments, are valued on the basis of mean prices provided by a pricing service when such prices are believed by the Advisor to reflect the fair market value of such securities in accordance with guidelines adopted. When fair market value quotations are not readily available, securities and other assets are valued at fair value by or under the direction of the Board of Trustees. Short-term investments, that is, those with a remaining maturity of 60 days or less, are valued at amortized cost, which approximates market value. Foreign securities are converted to United States dollars using exchange rates at the time the net asset value ("NAV") is computed. The ABN AMRO Investment Grade Bond Fund, Independence One Fixed Income Fund and Independence One U.S. Government Securities Fund's equity securities and index options, traded on a national exchange and over-the-counter securities listed on the NASDAQ National Market System, are valued at the last reported sales price at the close of the respective exchange. Over-the-counter securities not listed on the NASDAQ National Market System are valued at the mean of the last reported bid and asked prices.

                       ABN AMRO INVESTMENT GRADE BOND FUND
                       INDEPENDENCE ONE FIXED INCOME FUND
                INDEPENDENCE ONE U.S. GOVERNMENT SECURITIES FUND
    NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)



3.       CAPITAL SHARES

The pro forma net asset value per share assumes the issuance of shares of the ABN AMRO Investment Grade Bond Fund that at October 31, 2001 in connection with the proposed reorganization. The pro forma number of shares outstanding of 12,575,043 consists of the shares assumed issued in the reorganization at October 31, 2001.

4.       PRO FORMA  ADJUSTMENTS AND PRO FORMA COMBINED COLUMNS

The pro forma adjustments and pro forma combined columns of the statement of operations reflect the adjustments necessary to show expenses at the rates which would have been in effect if the Independence One Fixed Income Fund and Independence One U.S. Government Securities Fund were the ABN AMRO Investment Grade Bond Fund for the period November 1, 2000 to October 31, 2001. Investment Advisory and Administration fees in the pro forma combined column are calculated at the rates in effect for the ABN AMRO Investment Grade Bond Fund based upon the combined net assets of the Independence One Fixed Income Fund and the Independence One U.S. Government Securities Fund.

The pro forma Statement of Assets and Liabilities and Schedule of Investments give effect to the proposed transfer of such assets as if the reorganization had occurred at October 31, 2001.

5. COSTS OF REORGANIZATION [DO WE NEED TO SAY ANYTHING ABOUT THE COSTS BEING BORNE BY THE INDEPENDENCE ONE FUNDS?]

Reorganization expenses incurred by the ABN AMRO Funds will be paid by ABN AMRO Asset Management (USA) and/or affiliates thereof. Reorganization expenses include, without limitation: (a) expenses associated with the preparation and filing of this Prospectus/Proxy Statement; (b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by each Fund; (f) solicitation costs; and (g) brokerage cost of any necessary rebalancing of the Funds' investment portfolios.

6.       FEDERAL INCOME TAXES

The ABN AMRO Investment Grade Bond Fund will elect to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code and will distribute substantially all of its taxable income. Accordingly, no provisions for federal income taxes have been made in the accompanying financial statements. The Fund intends to utilize provisions for federal income tax laws which will allow it to carry a realized capital loss forward eight years following the year of the loss and offset such losses against any future realized capital gains. At October 31, 2001, there is a capital loss carry forward from the Independence One U.S. Government Securities Fund of $2,218,217 which will expire October 31, 2009.

The Independence One Fixed Income Fund and the Independence One U.S. Government Securities Fund will each distribute all ordinary income and capital gains, if any, prior to the reorganization.

                    ABN AMRO INSTITUTIONAL PRIME MONEY MARKET
                       INDEPENDENCE ONE PRIME MONEY MARKET
       PRO FORMA COMBINING STATEMENT OF ASSETS AND LIABILITIES (UNAUDITED)
                                OCTOBER 31, 2001

                                                           ABN AMRO
                                                        INSTITUTIONAL      INDEPENDENCE                               PRO FORMA
                                                         PRIME MONEY        ONE PRIME           PRO FORMA              COMBINED
                                                            MARKET         MONEY MARKET        ADJUSTMENTS             (NOTE 1)
                                                       ---------------------------------------------------------------------------
ASSETS:
Investments:
   Investments at cost                                 $1,353,744,906     $  265,425,970     $           --         $1,619,170,876
   Repurchase agreements                                  388,082,579         83,010,000                 --            471,092,579
                                                       ---------------------------------------------------------------------------
      Total Investments at value                        1,741,827,485        348,435,970                 --          2,090,263,455


Cash                                                           24,432                606                 --                 25,038
Receivables:
   Dividends and interest                                   5,277,607            324,925                 --              5,602,532
   Fund shares sold                                             2,303                 --                 --                  2,303

Other assets                                                   52,424                 --                 --                 52,424
                                                       ---------------------------------------------------------------------------
      Total assets                                      1,747,184,251        348,761,501                 --          2,095,945,752
                                                       ---------------------------------------------------------------------------

LIABILITIES:
Payables:
   Dividend distribution                                    3,497,073            724,623                 --              4,221,696
   Shares redeemed                                                 --             58,706                 --                 58,706
   Due to Adviser, net                                        157,583             62,762           (364,260)(a)           (143,915)
   Administration fee                                          81,380                 --           (442,292)(a)           (360,912)
   Shareholder service fee                                     19,863                 --            (64,761)(b)            (44,898)
   Trustees fees                                               27,423                 --            (51,463)(b)            (24,040)
Accrued expenses and other payables                           288,084            367,872           (507,097)(b)            148,859
                                                       ---------------------------------------------------------------------------
      Total liabilities                                     4,071,406          1,213,963         (1,429,873)             3,855,496
                                                       ---------------------------------------------------------------------------
NET ASSETS                                             $1,743,112,845     $  347,547,538     $    1,429,873         $2,092,090,256
                                                       ===========================================================================

NET ASSETS CONSISTS OF:
   Paid in capital                                     $1,743,110,974     $  347,547,538     $           --         $2,090,658,512
   Accumulated undistributed net investment income              1,871                 --          1,429,873(c)           1,431,744
                                                       ----------------------------------------------------------------------------
      TOTAL NET ASSETS                                 $1,743,112,845     $  347,547,538     $    1,429,873         $2,092,090,256
                                                       ===========================================================================

ABN AMRO CLASS Y
   Net Assets                                          $1,651,103,603                N/A     $  121,239,026(d)      $1,772,342,629
   Shares of beneficial interest outstanding            1,651,103,632                N/A        121,239,026(d)       1,772,342,658
      NET ASSET VALUE
      Offering and redemption price per share
      (Net Assets/Shares Outstanding)                  $         1.00                N/A     $           --         $         1.00
                                                       ===========================================================================

INDEPENDENCE ONE CLASS Y
   Net Assets                                                     N/A     $  119,884,628     $ (119,884,628)(d)                N/A
   Shares of beneficial interest outstanding                      N/A        119,884,628       (119,884,628)(d)                N/A
      NET ASSET VALUE
      Offering and redemption price per share
      (Net Assets/Shares Outstanding)                             N/A     $         1.00     $           --                    N/A
                                                       ===========================================================================

ABN AMRO CLASS YS
   Net Assets                                          $   92,009,242                N/A     $  227,738,385(e)      $  319,747,627
   Shares of beneficial interest outstanding               92,009,243                N/A        227,738,385(e)         319,747,628
      NET ASSET VALUE
      Offering and redemption price per share
      (Net Assets/Shares Outstanding)                  $         1.00                N/A     $           --         $         1.00
                                                       ===========================================================================

INDEPENDENCE ONE CLASS K
   Net Assets                                                     N/A     $  227,662,910     $ (227,662,910)(e)                N/A
   Shares of beneficial interest outstanding                      N/A        227,662,910       (227,662,910)(e)                N/A
      NET ASSET VALUE
      Offering and redemption price per share
      (Net Assets/Shares Outstanding)                             N/A     $         1.00     $           --                    N/A
                                                       ===========================================================================

(a) Reflects adjustment to the acquired fund contractual fee level.
(b) Reflects expected savings/increases based on current year budget.
(c) Reflects total expected change in net assets resulting from operating expense differences.
(d) Reflects net effect of combining Independence One Class Y into the ABN AMRO Class Y.
(e) Reflects net effect of combining Independence One Class K into the ABN AMRO Class YS.


                   See Notes to Pro Forma Financial Statements

                    ABN AMRO INSTITUTIONAL PRIME MONEY MARKET
                       INDEPENDENCE ONE PRIME MONEY MARKET
             PRO FORMA COMBINING STATEMENT OF OPERATIONS (UNAUDITED)
                       FOR THE YEAR ENDED OCTOBER 31, 2001

                                                            ABN AMRO
                                                          INSTITUTIONAL     INDEPENDENCE                              PRO FORMA
                                                           PRIME MONEY       ONE PRIME           PRO FORMA             COMBINED
                                                             MARKET         MONEY MARKET        ADJUSTMENTS            (NOTE 1)
                                                          -----------------------------------------------------------------------
INVESTMENT INCOME:
   Interest Income                                        $ 90,779,856      $ 36,072,694       $         --          $126,852,550
                                                          -----------------------------------------------------------------------
        Total Investment Income                             90,779,856        36,072,694                 --           126,852,550
                                                          -----------------------------------------------------------------------



EXPENSES:
   Investment advisory fees                                  1,872,893         2,903,138         (2,178,720)(a)         2,597,311
   Transfer agent fees                                         128,763           137,359           (230,744)(b)            35,378
   Administration fees                                         940,663           852,231           (442,292)(a)         1,350,602
   Registration fees                                           165,589            20,596           (149,398)(b)            36,787
   Custodian fees                                              137,935            73,739            (80,123)(b)           131,551
   Professional fees                                            60,994            25,027            (25,436)(b)            60,585
   Reports to shareholder expense                               41,482            37,624            (41,106)(b)            38,000
   Trustees fees                                                58,525            52,485            (51,463)(b)            59,547
   Other expenses                                              134,121            11,137             19,710 (b)           164,968
   Shareholder Service fees                                    203,673         1,317,031            (64,761)(a)         1,455,943
                                                          -----------------------------------------------------------------------
        Total expenses before waivers/reimbursements         3,744,638         5,430,367         (3,244,333)            5,930,672
        Less: Fund level waivers/reimbursements                     --        (1,814,460)         1,814,460(c)                 --
                                                          -----------------------------------------------------------------------
          Net Expenses                                       3,744,638         3,615,907         (1,429,873)            5,930,672
                                                          -----------------------------------------------------------------------

NET INVESTMENT INCOME                                       87,035,218        32,456,787          1,429,873           120,921,878
                                                          -----------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS:
Net realized gain on investments                                    --                --                 --                    --
Net change in unrealized appreciation on investments                --                --                 --                    --
                                                          -----------------------------------------------------------------------

NET REALIZED AND UNREALIZED GAIN ON INVESTMENTS                     --                --                 --                    --
                                                          -----------------------------------------------------------------------

NET INCREASE IN NET ASSETS FROM OPERATIONS                $ 87,035,218      $ 32,456,787       $  1,429,873          $120,921,878
                                                          =======================================================================

(a) Reflects adjustment to the acquired fund contractual fee level.
(b) Reflects expected savings/increases based on current year budget.
(c) Reflects adjustment to the acquired fund's contractual expense limitation.


                   See Notes to Pro Forma Financial Statements

                 ABN AMRO INSTITUTIONAL PRIME MONEY MARKET FUND
                    INDEPENDENCE ONE PRIME MONEY MARKET FUND
             PRO FORMA COMBINING SCHEDULE OF INVESTMENTS (UNAUDITED)
                                OCTOBER 31, 2001

                      PAR VALUE                                         DESCRIPTION                      RATE     MATURITY
----------------------------------------------------------------------------------------------------------------------------
   ABN AMRO        INDEPENDENCE ONE
  Prime Money        Prime Money         Pro Forma
  Market Fund        Market Fund         Combined
----------------------------------------------------------------------------------------------------------------------------
                                                       COMMERCIAL PAPER (A)--34.78%
$           --     $   15,000,000     $   15,000,000   AIG Funding                                       2.230%   12/06/2001
    40,000,000                 --         40,000,000   American Express Credit                           2.480%   11/08/2001
    40,000,000                 --         40,000,000   American Express Credit                           2.530%   11/15/2001
            --         15,000,000         15,000,000   Blue Ridge Asset Funding (B)                      2.360%   11/26/2001
    18,485,000                 --         18,485,000   Blue Ridge Asset Funding (B)                      2.370%   11/26/2001
    75,000,000                            75,000,000   Citicorp                                          2.490%   11/07/2001
            --         15,000,000         15,000,000   Dexia Delaware                                    2.150%   01/22/2002
            --         15,000,000         15,000,000   Edison Asset Securitization (B)                   2.220%   12/18/2001
    25,000,000                            25,000,000   Edison Asset Securitization (B)                   2.190%   01/24/2002
            --         10,000,000         10,000,000   Enterprise Capital Funding                        2.350%   11/20/2001
    20,000,000                            20,000,000   Falcon Asset Securitization (B)                   2.680%   11/01/2001
            --         15,000,000         15,000,000   Fountain Square Commercial Funding (B)            3.440%   11/15/2001
            --         10,000,000         10,000,000   Fountain Square Commercial Funding (B)            3.370%   11/26/2001
    25,000,000                            25,000,000   Fountain Square Commercial Funding (B)            2.350%   01/15/2002
    50,000,000                            50,000,000   General Electric Capital                          2.220%   01/25/2002
            --         10,000,000         10,000,000   Goldman Sachs                                     2.500%   11/06/2001
    50,000,000                            50,000,000   Household Finance                                 2.450%   11/20/2001
            --         15,000,000         15,000,000   National Rural Utilities Cooperative Finance      2.190%   12/07/2001
            --         15,000,000         15,000,000   Nordea NA                                         2.150%   01/25/2002
    30,000,000                            30,000,000   Quincy Capital (B)                                2.500%   11/05/2001
            --         15,000,000         15,000,000   Quincy Capital (B)                                2.350%   11/21/2001
            --         25,950,000         25,950,000   Sysco                                             2.500%   11/02/2001
            --         15,000,000         15,000,000   Toyota Motor Credit                               2.250%   11/29/2001
            --         30,000,000         30,000,000   Transamerica Finance                              2.880%   11/20/2001
    50,000,000                            50,000,000   Variable Funding (B)                              2.220%   01/10/2002
            --         15,000,000         15,000,000   Verizon Network Funding                           2.220%   01/22/2002
    30,000,000                            30,000,000   Verizon Network Funding                           2.190%   01/22/2002
    25,000,000                            25,000,000   Verizon Network Funding                           2.240%   01/24/2002
            --         15,000,000         15,000,000   Wal-Mart Stores                                   2.320%   11/14/2001

                                                       TOTAL COMMERCIAL PAPER
                                                       (Cost $477,283,442 and $250,425,970)

                                                       CERTIFICATES OF DEPOSIT--30.83%
    50,000,000                 --         50,000,000   Abbey National (NY)                               2.350%   12/12/2001
    30,000,000                 --         30,000,000   Bayerische Hypo-und Vereinsbank (NY)              3.430%   11/06/2001
    10,000,000                 --         10,000,000   Canadian Imperial Bank (NY)                       6.600%   11/01/2001
    28,000,000                 --         28,000,000   Commerce Bank (NY)                                3.640%   01/22/2002
            --         15,000,000         15,000,000   Commerzbank (NY)                                  4.180%   05/21/2002
    50,000,000                 --         50,000,000   Deutsche Bank (NY)                                3.410%   11/21/2001
    80,000,000                 --         80,000,000   Harris Trust and Savings                          2.350%   12/11/2001
    25,000,000                 --         25,000,000   Lloyds TBS Bank (NY)                              3.470%   02/20/2002
    58,000,000                 --         58,000,000   Merita Bank (NY)                                  2.240%   01/28/2002
    37,000,000                 --         37,000,000   Rabobank Nederland (NY)                           3.450%   02/14/2002
    15,000,000                 --         15,000,000   Royal Bank of Canada (NY)                         3.825%   07/22/2002
    38,000,000                 --         38,000,000   Royal Bank of Scotland (NY)                       3.420%   02/25/2002
    50,000,000                 --         50,000,000   Societe Generale (NY)                             3.410%   11/21/2001
    50,000,000                 --         50,000,000   Toronto Dominion (NY)                             3.610%   01/31/2002
    15,000,000                 --         15,000,000   UBS Finance (NY)                                  3.805%   07/29/2002
    94,000,000                 --         94,000,000   Westdeutsche Landesbank (NY)                      3.620%   01/22/2002

                                                       TOTAL CERTIFICATES OF DEPOSIT
                                                       (Cost $630,017,670 and $15,000,000)

                                                       BANK NOTES--7.96%
    16,000,000                 --         16,000,000   Bank of America                                   8.125%   06/15/2002
    50,000,000                 --         50,000,000   US Bank NA                                        2.300%   01/22/2002
    25,000,000                 --         25,000,000   US Bank NA                                        2.250%   01/24/2002
    40,000,000                 --         40,000,000   Wells Fargo Bank                                  2.370%   12/10/2001
    35,000,000                 --         35,000,000   Wells Fargo Bank                                  2.290%   01/16/2002

                                                       TOTAL BANK NOTES
                                                       (Cost $166,443,794 and $0)

                                                       EURO TIME DEPOSIT--3.82%
    80,000,000                 --         80,000,000   Caisse des Depots et Consignations                2.650%   11/01/2001

                                                       TOTAL EURO TIME DEPOSIT
                                                       (Cost $80,000,000 and $0)

                                                       REPURCHASE AGREEMENTS--22.52%
            --         41,000,000         41,000,000   BA Securities, 2.500%, dated 10/31/01, matures
                                                       11/01/01 (C)
            --         42,010,000         42,010,000   Banc One Capital Markets, 2.510%, dated
                                                       10/31/01, matures 11/01/01 (C)
   299,351,684                 --        299,351,684   J.P. Morgan Chase , 2.550%, dated 10/31/01,
                                                       matures 11/01/01, repurchase price $299,372,889
                                                       (collateralized by U.S. Government Agency
                                                       Instruments, total market value: $305,341,159)
    88,730,895                 --         88,730,895   Morgan Stanley, 2.550%, dated 10/31/01, matures
                                                       11/01/01, repurchase price $88,737,180
                                                       (collateralized by U.S. Government Agency
                                                       Instruments, total market value: $90,514,665)

                                                       TOTAL REPURCHASE AGREEMENTS
                                                       (Cost $388,082,579 and $83,010,000)

                                                       TOTAL INVESTMENTS--99.91%

                                                       (Cost $1,741,827,485 and $348,435,970)

                                                       NET OTHER ASSETS AND LIABILITIES--0.09%


                                                       NET ASSETS--100.0%


                 DESCRIPTION                                                  MARKET VALUE
----------------------------------------------------------------------------------------------------------------------
                                                     ABN AMRO       INDEPENDENCE
                                                    Prime Money    ONE Prime Money       Pro Forma        Pro Forma
                                                    Market Fund      Market Fund         Adjustment        Combined
----------------------------------------------------------------------------------------------------------------------
COMMERCIAL PAPER (A)--34.78%
AIG Funding                                       $           --   $    14,967,479    $            --   $   14,967,479
American Express Credit                               39,980,711                --                 --       39,980,711
American Express Credit                               39,960,644                --                 --       39,960,644
Blue Ridge Asset Funding (B)                                  --        14,975,417                 --       14,975,417
Blue Ridge Asset Funding (B)                          18,454,577                --                 --       18,454,577
Citicorp                                              74,968,875                --                 --       74,968,875
Dexia Delaware                                                --        14,926,542                 --       14,926,542
Edison Asset Securitization (B)                               --        14,956,525                 --       14,956,525
Edison Asset Securitization (B)                       24,872,250                --                 --       24,872,250
Enterprise Capital Funding                                    --         9,987,597                 --        9,987,597
Falcon Asset Securitization (B)                       20,000,000                --                 --       20,000,000
Fountain Square Commercial Funding (B)                        --        14,979,933                 --       14,979,933
Fountain Square Commercial Funding (B)                        --         9,976,597                 --        9,976,597
Fountain Square Commercial Funding (B)                24,877,604                --                 --       24,877,604
General Electric Capital                              49,737,917                --                 --       49,737,917
Goldman Sachs                                                 --         9,996,528                 --        9,996,528
Household Finance                                     49,935,347                --                 --       49,935,347
National Rural Utilities Cooperative Finance                  --        14,967,150                 --       14,967,150
Nordea NA                                                     --        14,923,854                 --       14,923,854
Quincy Capital (B)                                    29,991,667                --                 --       29,991,667
Quincy Capital (B)                                            --        14,980,417                 --       14,980,417
Sysco                                                         --        25,948,198                 --       25,948,198
Toyota Motor Credit                                           --        14,973,750                 --       14,973,750
Transamerica Finance                                          --        29,954,400                 --       29,954,400
Variable Funding (B)                                  49,784,167                --                 --       49,784,167
Verizon Network Funding                                       --        14,924,150                 --       14,924,150
Verizon Network Funding                               29,850,350                --                 --       29,850,350
Verizon Network Funding                               24,869,333                --                 --       24,869,333
Wal-Mart Stores                                               --        14,987,433                 --       14,987,433
                                                  --------------------------------------------------------------------
TOTAL COMMERCIAL PAPER
  (Cost $477,283,442 and $250,425,970)               477,283,442       250,425,970                 --      727,709,412
                                                  --------------------------------------------------------------------

CERTIFICATES OF DEPOSIT--30.83%
Abbey National (NY)                                   50,000,000                --                 --       50,000,000
Bayerische Hypo-und Vereinsbank (NY)                  30,000,000                --                 --       30,000,000
Canadian Imperial Bank (NY)                           10,000,000                --                 --       10,000,000
Commerce Bank (NY)                                    28,002,437                --                 --       28,002,437
Commerzbank (NY)                                              --        15,000,000                 --       15,000,000
Deutsche Bank (NY)                                    50,000,138                --                 --       50,000,138
Harris Trust and Savings                              80,000,000                --                 --       80,000,000
Lloyds TBS Bank (NY)                                  25,005,231                --                 --       25,005,231
Merita Bank (NY)                                      58,001,409                --                 --       58,001,409
Rabobank Nederland (NY)                               37,004,997                --                 --       37,004,997
Royal Bank of Canada (NY)                             15,001,317                --                 --       15,001,317
Royal Bank of Scotland (NY)                           38,002,407                --                 --       38,002,407
Societe Generale (NY)                                 50,000,275                --                 --       50,000,275
Toronto Dominion (NY)                                 50,000,000                --                 --       50,000,000
UBS Finance (NY)                                      14,999,459                --                 --       14,999,459
Westdeutsche Landesbank (NY)                          94,000,000                --                 --       94,000,000
                                                  --------------------------------------------------------------------
TOTAL CERTIFICATES OF DEPOSIT
(Cost $630,017,670 and $15,000,000)                  630,017,670        15,000,000                 --      645,017,670
                                                  --------------------------------------------------------------------

BANK NOTES--7.96%
Bank of America                                       16,443,794                --                 --       16,443,794
US Bank NA                                            50,000,000                --                 --       50,000,000
US Bank NA                                            25,000,000                --                 --       25,000,000
Wells Fargo Bank                                      40,000,000                --                 --       40,000,000
Wells Fargo Bank                                      35,000,000                --                 --       35,000,000
                                                  --------------------------------------------------------------------
TOTAL BANK NOTES
(Cost $166,443,794 and $0)                            166,443,794                --                 --      166,443,794
                                                   --------------------------------------------------------------------
EURO TIME DEPOSIT--3.82%
Caisse des Depots et Consignations                    80,000,000                --                 --       80,000,000
                                                  --------------------------------------------------------------------
TOTAL EURO TIME DEPOSIT
(Cost $80,000,000 and $0)                             80,000,000                --                 --       80,000,000
                                                  --------------------------------------------------------------------

REPURCHASE AGREEMENTS--22.52%
BA Securities, 2.500%, dated 10/31/01, matures
11/01/01 (C)                                                  --        41,000,000                 --       41,000,000
Banc One Capital Markets, 2.510%, dated
10/31/01, matures 11/01/01 (C)                                --        42,010,000                 --       42,010,000
J.P. Morgan Chase , 2.550%, dated 10/31/01,
matures 11/01/01, repurchase price $299,372,889
(collateralized by U.S. Government Agency
Instruments, total market value: $305,341,159)       299,351,684                --                 --      299,351,684
Morgan Stanley, 2.550%, dated 10/31/01, matures
11/01/01, repurchase price $88,737,180
(collateralized by U.S. Government Agency
Instruments, total market value: $90,514,665)         88,730,895                --                 --       88,730,895
                                                  --------------------------------------------------------------------
TOTAL REPURCHASE AGREEMENTS
(Cost $388,082,579 and $83,010,000)                  388,082,579        83,010,000                 --      471,092,579
                                                  --------------------------------------------------------------------

TOTAL INVESTMENTS--99.91%
(Cost $1,741,827,485 and $348,435,970)             1,741,827,485       348,435,970                 --    2,090,263,455
                                                  --------------------------------------------------------------------

NET OTHER ASSETS AND LIABILITIES--0.09%                1,285,360          (888,432)         1,429,873        1,826,801
                                                  --------------------------------------------------------------------

NET ASSETS--100.0%                                $1,743,112,845    $  347,547,538    $     1,429,873   $2,092,090,256
                                                  ====================================================================

* At October 31, 2001, cost is identical for book and Federal income tax purposes.
(A)  Rate noted represents annualized discount yield at the time of purchase.
(B) Securities exempt from registration under section 4(2) of the Securities Act of 1933, as amended. These securities may only be sold in an exempt transaction to qualified institutional buyers. At October 31, 2001, these securities amounted to $237,849,154 or 11.37% of total net assets.
(C) The repurchase agreements are fully collateralized by U.S. Treasury obligations based on market prices at the date of the portfolio.
(DE) Delaware
(NY) New York

                 ABN AMRO INSTITUTIONAL PRIME MONEY MARKET FUND
                 INDEPENDENCE ONE PRIME EQUITY MONEY MARKET FUND
          NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS (UNAUDITED)


1.       BASIS OF COMBINATION

The ABN AMRO Funds, a Delaware business trust (the "Trust"), is registered under the Investment Company Act of 1940, as amended, (the "1940 Act") as an open-end management investment company. As of October 31, 2001, the Trust offered twenty eight managed investment portfolios. The unaudited Pro Forma Combining Portfolio of Investments and the unaudited Pro Forma Statement of Assets and Liabilities assumes the exchange described in the next paragraph occurred as of October 31, 2001 and the unaudited Pro Forma Combining Statement of Operations assumes the exchange occurred as of November 1, 2001. These statements have been derived from books and records utilized in calculating the net asset value of each fund at October 31, 2001 and for the year then ended.

The pro forma statements give effect to the proposed transfer of substantially all of the assets and stated liabilities of the Independence One Prime Money Market Fund in exchange for shares of the ABN AMRO Institutional Prime Money Market Fund. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of the Independence One Prime Money Market Fund for pre-combination periods will not be restated. The pro forma statements do not reflect the expenses of either fund in carrying out its obligations under the proposed Agreement and Plan of Reorganization.

The unaudited Pro Forma Combining Financial Statements should be read in conjunction with the historical financial statements of the funds incorporated by reference in the Statement of Additional Information.

For the year ended October 31, 2001 the ABN AMRO Institutional Prime Money Market Fund's investment advisory fee was computed based on the annual rate of 0.10% of its average daily net assets. The administration fee was computed based on the annual rate of 0.060% of the first $2.0 billion of the Trust's combined average daily net assets, 0.050% of the next $10.5 billion, and 0.045% of the combined average daily net assets in excess of $12.5 billion, and was allocated to each fund based on the relative net assets of the Trust.

Pursuant to a shareholder servicing plan (the "Plan") adopted by the ABN AMRO Institutional Prime Money Market Fund with respect to Class YS Shares, the Fund pays certain expenses for its efforts in maintaining client accounts, arranging bank wires, responding to inquiries concerning services provided on investments and assisting clients in purchase, redemption and exchange transactions, and changing their dividend options, account designations and addresses. Under the Plan, the Fund may pay actual expenses not exceeding, on an annual basis, 0.25% of the Fund's Class YS shares average daily net assets.


2.       SECURITY VALUATION

The ABN AMRO Institutional Prime Money Market Fund and Independence One Prime Money Market Fund securities are valued at amortized cost, which approximates market value. Under amortized cost methods, discounts and premiums are accreted and amortized ratably to maturity and are included as interest income.

                 ABN AMRO INSTITUTIONAL PRIME MONEY MARKET FUND
                    INDEPENDENCE ONE PRIME MONEY MARKET FUND
    NOTES TO PRO FORMA COMBINING FINANCIAL STATEMENTS (UNAUDITED) (CONTINUED)



3.       CAPITAL SHARES

The pro forma net asset value per share assumes the issuance of additional shares of the ABN AMRO Institutional Prime Money Market Fund that would have been issued at October 31, 2001 in connection with the proposed reorganization. The pro forma number of shares outstanding of 2,092,090,286 consists of 348,977,411 shares assumed issued in the reorganization plus 1,743,112,875 shares of the ABN AMRO Institutional Prime Money Market Fund at October 31, 2001.

4.       PRO FORMA  ADJUSTMENTS AND PRO FORMA COMBINED COLUMNS

The pro forma adjustments and pro forma combined columns of the statement of operations reflect the adjustments necessary to show expenses at the rates which would have been in effect if the Independence One Prime Money Market Fund was included in the ABN AMRO Institutional Prime Money Market Fund for the period November 1, 2000 to October 31, 2001. Investment Advisory, Administration and 12b-1 fees in the pro forma combined column are calculated at the rates in effect for the ABN AMRO Institutional Prime Money Market Fund based upon the combined net assets of the Independence One Prime Money Market Fund and ABN AMRO Institutional Prime Money Market Fund.

The pro forma Statement of Assets and Liabilities and Schedule of Investments give effect to the proposed transfer of such assets as if the reorganization had occurred at October 31, 2001.

5.       COSTS OF REORGANIZATION

Reorganization expenses incurred by the ABN AMRO Funds will be paid by ABN AMRO Asset Management (USA) and/or affiliates thereof. Reorganization expenses include, without limitation: (a) expenses associated with the preparation and filing of this Prospectus/Proxy Statement; (b) postage; (c) printing; (d) accounting fees; (e) legal fees incurred by each Fund; (f) solicitation costs; and (g) brokerage cost of any necessary rebalancing of the Funds' investment portfolios.

6.       FEDERAL INCOME TAXES

The Fund has elected to be treated as a "regulated investment company" under Subchapter M of the Internal Revenue Code and to distribute substantially all of their respective taxable income. Accordingly, no provisions for federal income taxes have been made in the accompanying financial statements. The Fund intends to utilize provisions for federal income tax laws which will allow them to carry a realized capital loss forward eight years following the year of the loss and offset such losses against any future realized capital gains. At October 31, 2001, there is a capital loss carry forward of $35,489 from the Independence One Prime Money Market Fund which will expire in October 31, 2008.

The Independence One Prime Money Market Fund will distribute all of its ordinary income and capital gains, if any, prior to the Fund merging.

                          INDEPENDENCE ONE MUTUAL FUNDS
                              5800 CORPORATE DRIVE
                         PITTSBURGH, PENNSYLVANIA 15237

                INDEPENDENCE ONE U.S. TREASURY MONEY MARKET FUND

                    PROXY FOR SPECIAL MEETING OF SHAREHOLDERS
                                 _________, 2002

               THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES OF
                          INDEPENDENCE ONE MUTUAL FUNDS

      The undersigned Shareholder(s) of the Independence One U.S. Treasury Money Market Fund (the "Fund"), a series of Independence One Mutual Funds (the "Trust") hereby appoint(s) _____________ (each with full power of substitution), the proxy or proxies of the undersigned to attend the Special Meeting of Shareholders (the "Special Meeting") of the Fund to be held on ________________, 2002, and any adjournments thereof, to vote all of the shares of the Fund that the signer would be entitled to vote if personally present at the Special Meeting and on any other matters brought before the Special Meeting, all as set forth in the Notice of Special Meeting of Shareholders. Said proxies are directed to vote or refrain from voting pursuant to the Proxy Statement/Prospectus as checked below.

      All properly executed proxies will be voted as directed herein by the signing Shareholder(s). If no direction is given when the duly executed proxy is returned, such shares will be voted FOR the Proposal. Please date, sign and return promptly.

      TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS: KEEP THIS PORTION FOR YOUR RECORDS.

            ---------------------------------------------------------

      THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED. DETACH AND RETURN THIS PORTION ONLY.

      THE BOARD OF TRUSTEES OF THE TRUST RECOMMENDS A VOTE "FOR" THE PROPOSAL
TO:

Proposal 1:       To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets and liabilities of the Independence One U.S. Treasury Money Market Fund to the ABN
                  AMRO Treasury Money Market Fund in exchange for ABN AMRO
                  Treasury Money Market Fund shares, and the distribution of shares so received to shareholders of the Independence One
                  U.S. Treasury Money Market Fund.

                     [ ] For    [ ] Against    [ ] Abstain

      The undersigned acknowledges receipt with this proxy card of a copy of the Notice of Special Meeting of Shareholders and the Proxy Statement/Prospectus. Your signature(s) on this proxy card should be exactly as your name or names appear on this proxy card. If the shares are held jointly, each holder should sign. If signing is by attorney, executor, administrator, trustee or guardian, please print your full title below your signature.

Dated:              , 2002
       -------------



--------------------------------------    --------------------------------------
Signature                                 Signature

                          INDEPENDENCE ONE MUTUAL FUNDS
                              5800 CORPORATE DRIVE
                         PITTSBURGH, PENNSYLVANIA 15237

                   INDEPENDENCE ONE INTERNATIONAL EQUITY FUND

                    PROXY FOR SPECIAL MEETING OF SHAREHOLDERS
                                 _________, 2002

               THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES OF
                          INDEPENDENCE ONE MUTUAL FUNDS

      The undersigned Shareholder(s) of the Independence One International Equity Fund (the "Fund"), a series of Independence One Mutual Funds (the "Trust") hereby appoint(s) _______________________ (each with full power of substitution), the proxy or proxies of the undersigned to attend the Special Meeting of Shareholders (the "Special Meeting") of the Fund to be held on _________________, 2002, and any adjournments thereof, to vote all of the shares of the Fund that the signer would be entitled to vote if personally present at the Special Meeting and on any other matters brought before the Special Meeting, all as set forth in the Notice of Special Meeting of Shareholders. Said proxies are directed to vote or refrain from voting pursuant to the Proxy Statement/Prospectus as checked below.

      All properly executed proxies will be voted as directed herein by the signing Shareholder(s). If no direction is given when the duly executed proxy is returned, such shares will be voted FOR the Proposal. Please date, sign and return promptly.

      TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS: KEEP THIS PORTION FOR YOUR RECORDS.

            ---------------------------------------------------------

      THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED. DETACH AND RETURN THIS PORTION ONLY.

      THE BOARD OF TRUSTEES OF THE TRUST RECOMMENDS A VOTE "FOR" THE PROPOSAL
TO:

Proposal 1:       To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets and liabilities of the Independence One International Equity Fund to the ABN AMRO
                  International Equity Fund in exchange for ABN AMRO
                  International Equity Fund shares, and the distribution of shares so received to shareholders of the Independence One
                  International Equity Fund.

                     [ ] For    [ ] Against    [ ] Abstain

      The undersigned acknowledges receipt with this proxy card of a copy of the Notice of Special Meeting of Shareholders and the Proxy Statement/Prospectus. Your signature(s) on this proxy card should be exactly as your name or names appear on this proxy card. If the shares are held jointly, each holder should sign. If signing is by attorney, executor, administrator, trustee or guardian, please print your full title below your signature.

Dated:             , 2002
      -------------



--------------------------------------    --------------------------------------
Signature                                 Signature

                          INDEPENDENCE ONE MUTUAL FUNDS
                              5800 CORPORATE DRIVE
                         PITTSBURGH, PENNSYLVANIA 15237

                                INDEPENDENCE ONE
                          MICHIGAN MUNICIPAL CASH FUND

                    PROXY FOR SPECIAL MEETING OF SHAREHOLDERS
                                 _________, 2002

               THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES OF
                          INDEPENDENCE ONE MUTUAL FUNDS

      The undersigned Shareholder(s) of the Independence One Michigan Municipal Cash Fund (the "Fund"), a series of Independence One Mutual Funds (the "Trust") hereby appoint(s) ________________ (each with full power of substitution), the proxy or proxies of the undersigned to attend the Special Meeting of Shareholders (the "Special Meeting") of the Fund to be held on ________________, 2002, and any adjournments thereof, to vote all of the shares of the Fund that the signer would be entitled to vote if personally present at the Special Meeting and on any other matters brought before the Special Meeting, all as set forth in the Notice of Special Meeting of Shareholders. Said proxies are directed to vote or refrain from voting pursuant to the Proxy Statement/Prospectus as checked below.

      All properly executed proxies will be voted as directed herein by the signing Shareholder(s). If no direction is given when the duly executed proxy is returned, such shares will be voted FOR the Proposal. Please date, sign and return promptly.

      TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS: KEEP THIS PORTION FOR YOUR RECORDS.

            ---------------------------------------------------------

      THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED. DETACH AND RETURN THIS PORTION ONLY.

      THE BOARD OF TRUSTEES OF THE TRUST RECOMMENDS A VOTE "FOR" THE PROPOSAL
TO:

Proposal 1:       To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets and liabilities of the Independence One Michigan Municipal Cash Fund to the ABN AMRO
                  Michigan Municipal Cash Fund in exchange for ABN AMRO Michigan
                  Municipal Cash Fund shares, and the distribution of shares so received to shareholders of the Independence One Michigan
                  Municipal Cash Fund.

                     [ ] For    [ ] Against    [ ] Abstain

      The undersigned acknowledges receipt with this proxy card of a copy of the Notice of Special Meeting of Shareholders and the Proxy Statement/Prospectus. Your signature(s) on this proxy card should be exactly as your name or names appear on this proxy card. If the shares are held jointly, each holder should sign. If signing is by attorney, executor, administrator, trustee or guardian, please print your full title below your signature.

Dated:             , 2002
      -------------


--------------------------------------    --------------------------------------
Signature                                 Signature

                          INDEPENDENCE ONE MUTUAL FUNDS
                              5800 CORPORATE DRIVE
                         PITTSBURGH, PENNSYLVANIA 15237

                       INDEPENDENCE ONE FIXED INCOME FUND

                    PROXY FOR SPECIAL MEETING OF SHAREHOLDERS
                                 _________, 2002

               THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES OF
                          INDEPENDENCE ONE MUTUAL FUNDS

      The undersigned Shareholder(s) of the Independence One Fixed Income Fund (the "Fund"), a series of Independence One Mutual Funds (the "Trust") hereby appoint(s) ______________________ (each with full power of substitution), the proxy or proxies of the undersigned to attend the Special Meeting of Shareholders (the "Special Meeting") of the Fund to be held on ________________, 2002, and any adjournments thereof, to vote all of the shares of the Fund that the signer would be entitled to vote if personally present at the Special Meeting and on any other matters brought before the Special Meeting, all as set forth in the Notice of Special Meeting of Shareholders. Said proxies are directed to vote or refrain from voting pursuant to the Proxy Statement/Prospectus as checked below.

      All properly executed proxies will be voted as directed herein by the signing Shareholder(s). If no direction is given when the duly executed proxy is returned, such shares will be voted FOR the Proposal. Please date, sign and return promptly.

      TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS: KEEP THIS PORTION FOR YOUR RECORDS.

            ---------------------------------------------------------

      THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED. DETACH AND RETURN THIS PORTION ONLY.

      THE BOARD OF TRUSTEES OF THE TRUST RECOMMENDS A VOTE "FOR" THE PROPOSAL
TO:

Proposal 1:       To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets and liabilities of the Independence One Fixed Income Fund to the ABN AMRO Investment
                  Grade Bond Fund in exchange for ABN AMRO Investment Grade Bond
                  Fund shares, and the distribution of shares so received to shareholders of the Independence One Fixed Income Fund.

                     [ ] For    [ ] Against    [ ] Abstain

      The undersigned acknowledges receipt with this proxy card of a copy of the Notice of Special Meeting of Shareholders and the Proxy Statement/Prospectus. Your signature(s) on this proxy card should be exactly as your name or names appear on this proxy card. If the shares are held jointly, each holder should sign. If signing is by attorney, executor, administrator, trustee or guardian, please print your full title below your signature.

Dated:             , 2002
      -------------


--------------------------------------    --------------------------------------
Signature                                 Signature

                          INDEPENDENCE ONE MUTUAL FUNDS
                              5800 CORPORATE DRIVE
                         PITTSBURGH, PENNSYLVANIA 15237

                INDEPENDENCE ONE U.S. GOVERNMENT SECURITIES FUND

                    PROXY FOR SPECIAL MEETING OF SHAREHOLDERS
                                 _________, 2002

               THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES OF
                          INDEPENDENCE ONE MUTUAL FUNDS

      The undersigned Shareholder(s) of the Independence One U.S. Government Securities Fund (the "Fund"), a series of Independence One Mutual Funds (the "Trust") hereby appoint(s) ________________ (each with full power of substitution), the proxy or proxies of the undersigned to attend the Special Meeting of Shareholders (the "Special Meeting") of the Fund to be held on _________________, 2002, and any adjournments thereof, to vote all of the shares of the Fund that the signer would be entitled to vote if personally present at the Special Meeting and on any other matters brought before the Special Meeting, all as set forth in the Notice of Special Meeting of Shareholders. Said proxies are directed to vote or refrain from voting pursuant to the Proxy Statement/Prospectus as checked below.

      All properly executed proxies will be voted as directed herein by the signing Shareholder(s). If no direction is given when the duly executed proxy is returned, such shares will be voted FOR the Proposal. Please date, sign and return promptly.

      TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS: KEEP THIS PORTION FOR YOUR RECORDS.

            ---------------------------------------------------------

      THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED. DETACH AND RETURN THIS PORTION ONLY.

      THE BOARD OF TRUSTEES OF THE TRUST RECOMMENDS A VOTE "FOR" THE PROPOSAL
TO:

Proposal 1:       To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets and liabilities of the Independence One U.S. Government Securities Fund to the ABN
                  AMRO Investment Grade Bond Fund in exchange for ABN AMRO
                  Investment Grade Bond Fund shares, and the distribution of shares so received to shareholders of the Independence One
                  U.S. Government Securities Fund.

                     [ ] For    [ ] Against    [ ] Abstain

      The undersigned acknowledges receipt with this proxy card of a copy of the Notice of Special Meeting of Shareholders and the Proxy Statement/Prospectus. Your signature(s) on this proxy card should be exactly as your name or names appear on this proxy card. If the shares are held jointly, each holder should sign. If signing is by attorney, executor, administrator, trustee or guardian, please print your full title below your signature.

Dated:             , 2002
      -------------


--------------------------------------    --------------------------------------
Signature                                 Signature

                          INDEPENDENCE ONE MUTUAL FUNDS
                              5800 CORPORATE DRIVE
                         PITTSBURGH, PENNSYLVANIA 15237

                         INDEPENDENCE ONE SMALL CAP FUND

                    PROXY FOR SPECIAL MEETING OF SHAREHOLDERS
                                 _________, 2002

               THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES OF

                          INDEPENDENCE ONE MUTUAL FUNDS

      The undersigned Shareholder(s) of the Independence One Small Cap Fund (the "Fund"), a series of Independence One Mutual Funds (the "Trust") hereby appoint(s) ___________________________ (each with full power of substitution), the proxy or proxies of the undersigned to attend the Special Meeting of Shareholders (the "Special Meeting") of the Fund to be held on ________________, 2002, and any adjournments thereof, to vote all of the shares of the Fund that the signer would be entitled to vote if personally present at the Special Meeting and on any other matters brought before the Special Meeting, all as set forth in the Notice of Special Meeting of Shareholders. Said proxies are directed to vote or refrain from voting pursuant to the Proxy Statement/Prospectus as checked below.

      All properly executed proxies will be voted as directed herein by the signing Shareholder(s). If no direction is given when the duly executed proxy is returned, such shares will be voted FOR the Proposal. Please date, sign and return promptly.

      TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS: KEEP THIS PORTION FOR YOUR RECORDS.

            ---------------------------------------------------------

      THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED. DETACH AND RETURN THIS PORTION ONLY.

      THE BOARD OF TRUSTEES OF THE TRUST RECOMMENDS A VOTE "FOR" THE PROPOSAL
TO:

Proposal 1:       To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets and liabilities of the Independence One Small Cap Fund to the ABN AMRO Select Small
                  Cap Fund in exchange for ABN AMRO Select Small Cap Fund shares, and the distribution of shares so received to Class A shareholders of the Independence One Small Cap Fund.

                     [ ] For    [ ] Against    [ ] Abstain

      The undersigned acknowledges receipt with this proxy card of a copy of the Notice of Special Meeting of Shareholders and the Proxy Statement/Prospectus. Your signature(s) on this proxy card should be exactly as your name or names appear on this proxy card. If the shares are held jointly, each holder should sign. If signing is by attorney, executor, administrator, trustee or guardian, please print your full title below your signature.

Dated:             , 2002
      -------------


--------------------------------------    --------------------------------------
Signature                                 Signature

                          INDEPENDENCE ONE MUTUAL FUNDS
                              5800 CORPORATE DRIVE
                         PITTSBURGH, PENNSYLVANIA 15237

                        INDEPENDENCE ONE EQUITY PLUS FUND

                   PROXY FOR SPECIAL MEETING OF SHAREHOLDERS
                                 _________, 2002

               THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES OF
                          INDEPENDENCE ONE MUTUAL FUNDS

      The undersigned Shareholder(s) of the Independence One Equity Plus Fund (the "Fund"), a series of Independence One Mutual Funds (the "Trust") hereby appoint(s) ___________________________ (each with full power of substitution), the proxy or proxies of the undersigned to attend the Special Meeting of Shareholders (the "Special Meeting") of the Fund to be held on ________________, 2002, and any adjournments thereof, to vote all of the shares of the Fund that the signer would be entitled to vote if personally present at the Special Meeting and on any other matters brought before the Special Meeting, all as set forth in the Notice of Special Meeting of Shareholders. Said proxies are directed to vote or refrain from voting pursuant to the Proxy Statement/Prospectus as checked below.

      All properly executed proxies will be voted as directed herein by the signing Shareholder(s). If no direction is given when the duly executed proxy is returned, such shares will be voted FOR the Proposal. Please date, sign and return promptly.

      TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS: KEEP THIS PORTION FOR YOUR RECORDS.

            ---------------------------------------------------------

      THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED. DETACH AND RETURN THIS PORTION ONLY.

      THE BOARD OF TRUSTEES OF THE TRUST RECOMMENDS A VOTE "FOR" THE PROPOSAL
TO:

Proposal 1:       To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets and liabilities of the Independence One Equity Plus Fund to the ABN AMRO Equity Plus
                  Fund in exchange for ABN AMRO Equity Plus Fund shares, and the distribution of shares so received to shareholders of the Independence One Equity Plus Fund.

                     [ ] For    [ ] Against    [ ] Abstain

      The undersigned acknowledges receipt with this proxy card of a copy of the Notice of Special Meeting of Shareholders and the Proxy Statement/Prospectus. Your signature(s) on this proxy card should be exactly as your name or names appear on this proxy card. If the shares are held jointly, each holder should sign. If signing is by attorney, executor, administrator, trustee or guardian, please print your full title below your signature.

Dated:             , 2002
      -------------


--------------------------------------    --------------------------------------
Signature                                 Signature

                          INDEPENDENCE ONE MUTUAL FUNDS
                              5800 CORPORATE DRIVE
                         PITTSBURGH, PENNSYLVANIA 15237

                    INDEPENDENCE ONE PRIME MONEY MARKET FUND

                    PROXY FOR SPECIAL MEETING OF SHAREHOLDERS
                                 _________, 2002

               THIS PROXY IS SOLICITED BY THE BOARD OF TRUSTEES OF
                          INDEPENDENCE ONE MUTUAL FUNDS

      The undersigned Shareholder(s) of the Independence One Prime Money Market Fund (the "Fund"), a series of Independence One Mutual Funds (the "Trust") hereby appoint(s) ________________ (each with full power of substitution), the proxy or proxies of the undersigned to attend the Special Meeting of Shareholders (the "Special Meeting") of the Fund to be held on ________________, 2002, and any adjournments thereof, to vote all of the shares of the Fund that the signer would be entitled to vote if personally present at the Special Meeting and on any other matters brought before the Special Meeting, all as set forth in the Notice of Special Meeting of Shareholders. Said proxies are directed to vote or refrain from voting pursuant to the Proxy Statement/Prospectus as checked below.

      All properly executed proxies will be voted as directed herein by the signing Shareholder(s). If no direction is given when the duly executed proxy is returned, such shares will be voted FOR the Proposal. Please date, sign and return promptly.

      TO VOTE, MARK BLOCKS BELOW IN BLUE OR BLACK INK AS FOLLOWS: KEEP THIS PORTION FOR YOUR RECORDS.

            ---------------------------------------------------------

      THIS PROXY CARD IS VALID ONLY WHEN SIGNED AND DATED. DETACH AND RETURN THIS PORTION ONLY.

      THE BOARD OF TRUSTEES OF THE TRUST RECOMMENDS A VOTE "FOR" THE PROPOSAL
TO:

Proposal 1:       To approve an Agreement and Plan of Reorganization providing for the transfer of all of the assets and liabilities of the Independence One Prime Money Market Fund to the ABN AMRO
                  Institutional Prime Money Market Fund in exchange ABN AMRO
                  Institutional Prime Money Market Fund shares, and the distribution of shares so received to shareholders of the Independence One Prime Money Market Fund.

                     [ ] For    [ ] Against    [ ] Abstain

      The undersigned acknowledges receipt with this proxy card of a copy of the Notice of Special Meeting of Shareholders and the Proxy Statement/Prospectus. Your signature(s) on this proxy card should be exactly as your name or names appear on this proxy card. If the shares are held jointly, each holder should sign. If signing is by attorney, executor, administrator, trustee or guardian, please print your full title below your signature.

Dated:             , 2002
      -------------


--------------------------------------    --------------------------------------
Signature                                 Signature

                                     PART C
                                OTHER INFORMATION

ITEM 15.    INDEMNIFICATION.

      Section 10.2 of the Registrant's Trust Instrument provides as follows:

      10.2 Indemnification. The Trust shall indemnify each of its Trustees against all liabilities and expenses (including amounts paid in satisfaction of judgments, in compromise, as fines and penalties, and as counsel fees) reasonably incurred by him in connection with the defense or disposition of any action, suit or other proceeding, whether civil or criminal, in which he may be involved or with which he may be threatened, while as a Trustee or thereafter, by reason of his being or having been such a Trustee except with respect to any matter as to which he shall have been adjudicated to have acted in bad faith, willful misfeasance, gross negligence or reckless disregard of his duties, provided that as to any matter disposed of by a compromise payment by such person, pursuant to a consent decree or otherwise, no indemnification either for said payment or for any other expenses shall be provided unless the Trust shall have received a written opinion from independent legal counsel approved by the Trustees to the effect that if either the matter of willful misfeasance, gross negligence or reckless disregard of duty, or the matter of bad faith had been adjudicated, it would in the opinion of such counsel have been adjudicated in favor of such person. The rights accruing to any person under these provisions shall not exclude any other right to which he may be lawfully entitled, provided that no person may satisfy any right of indemnity or reimbursement hereunder except out of the property of the Trust. The Trustees may make advance payments in connection with the indemnification under this Section 10.2, provided that the indemnified person shall have given a written undertaking to reimburse the Trust in the event it is subsequently determined that he is not entitled to such indemnification.

      The Trust shall indemnify officers, and shall have the power to indemnify representatives and employees of the Trust, to the same extent that Trustees are entitled to indemnification pursuant to this Section 10.2.

      Insofar as indemnification for liability arising under the 1933 Act may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the SEC such indemnification is against public policy as expressed in that Act and is, therefore, enforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in that Act and will be governed by the final adjudication of such issue.

      Section 10.3 of the Registrant's Trust Instrument, also provides for the indemnification of shareholders of the Registrant. Section 10.3 states as follows:

      10.3 Shareholders. In case any Shareholder or former Shareholder of any Series shall be held to be personally liable solely by reason of his being or having been a shareholder of such Series and not because of his acts or omissions or for some other reason, the Shareholder or former Shareholder (or his heirs, executors, administrators or other legal representatives or, in the case of a corporation or other entity, its corporate or other general successor) shall be entitled out of the assets belonging to the applicable Series to be held harmless from and indemnified against all loss and expense arising from such liability. The Trust, on behalf of the affected Series, shall, upon request by the Shareholder, assume the defense of any claim made against the Shareholder for any act or obligation of the Trust and satisfy any judgment thereon from the assets of the Series.

In addition, the Registrant currently has a trustees' and officers' liability policy covering certain types of errors and omissions.

ITEM 16.    EXHIBITS

(1)(a) Trust Instrument dated September 10, 1993, is incorporated by reference to Exhibit (a) of Post-Effective Amendment No. 8 to the
            Registrant's Registration Statement on Form N-1A as filed via EDGAR on April 16, 1996.

(1)(b) State of Delaware Certificate of Amendment to Certificate of Trust dated February 25, 1998, is incorporated by reference to Exhibit
            (a)(2) of Post-Effective Amendment No. 33 to the Registrant's
            Registration Statement on Form N-1A as filed via EDGAR on September
            21, 2001.

(1)(c) State of Delaware Certificate of Amendment to Certificate of Trust dated September 10, 2001, is incorporated by reference to Exhibit
            (a)(3) of Post-Effective Amendment No. 33 to the Registrant's
            Registration Statement on Form N-1A as filed via EDGAR on September
            21, 2001.

(2) By-Laws are incorporated by reference to Exhibit No. 2 of Post-Effective Amendment No. 7 to the Registrant's Registration
            Statement on Form N-1A filed via EDGAR on February 22, 1996.

(3)         Not Applicable.

(4) Form of Agreement and Plan of Reorganization is filed herewith as Exhibit A to Part A of this Registration Statement.

(5)         Not Applicable.

(6)(a)      Investment Advisory Agreement dated September 27, 2001 between ABN
            AMRO Asset Management (USA) LLC and ABN AMRO International Equity
            Fund is incorporated by reference to Exhibit (d)(13) of Post-Effective Amendment No. 36 to the Registrant's Registration
            Statement on Form N-1A as filed via EDGAR on December 28, 2001.

(6)(b)      Investment Advisory Agreement dated September 27, 2001 between ABN
            AMRO Asset Management (USA) LLC and ABN AMRO Treasury Money Market
            Fund is incorporated by reference to Exhibit (d)(17) of Post-Effective Amendment No. 36 to the Registrant's Registration
            Statement on Form N-1A as filed via EDGAR on December 28, 2001.

(6)(c)      Investment Advisory Agreement dated September 27, 2001 between ABN
            AMRO Asset Management (USA) LLC and ABN AMRO Institutional Prime
            Money Market Fund is incorporated by reference to Exhibit (d)(21) of Post-Effective Amendment No. 36 to the Registrant's Registration
            Statement on Form N-1A as filed via EDGAR on December 28, 2001.

(6)(d)      [Investment Advisory and Subadvisory Agreements for New ABN AMRO
            Funds.]

(7)(a)      Distribution Agreement between ABN AMRO Funds and ABN AMRO
            Distribution Services (USA), Inc., is incorporated by reference to Exhibit (e)(1) of Post-Effective Amendment No. 36 to Registrant's
            Registration Statement on Form N-1A as filed via EDGAR on December
            28, 2001.

(7)(b)      Amended Schedule A to the Distribution Agreement between ABN AMRO
            Funds and ABN AMRO Distribution Services (USA), Inc. is incorporated by reference to Exhibit (e)(2) of Post-Effective Amendment No. 36 to the Registrant's Registration Statement on Form N-1A as filed via
            EDGAR on December 28, 2001.

7(c) Form of Selling/Services Agreement for ABN AMRO Funds is incorporated by reference to Exhibit (e)(2) of Post-Effective
            Amendment No. 33 to the Registrant's Registration Statement on Form
            N-1A as filed via EDGAR on September 21, 2001.

(8)         Not Applicable.

(9)(a) Custodian Agreement between Bankers Trust Company and CT&T Funds, dated June 1, 1997, incorporated by reference to Exhibit No. 8(a) of Post-Effective Amendment No. 10 to the Registrant's Registration
            Statement on Form N-1A as filed via EDGAR on February 27, 1998.

(9)(b) Amendment No. 2 to the Custodian Agreement is incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 22 to the
            Registrant's Registration Statement on Form N-1A as filed via EDGAR on June 30, 2000.

(9)(c) Amendment No. 3 to the Custodian Agreement is incorporated by reference to Exhibit (e) of Post-Effective Amendment No. 24 to the
            Registrant's Registration Statement on Form N-1A as filed via EDGAR on December 29, 2000.

(9)(d)      Form of Amendment No. 4 to the Custodian Agreement between Deutsche
            Bank/Bankers Trust Company and ABN AMRO Funds is incorporated by reference to Exhibit (e)(4) of Post-Effective Amendment No. 36 to the Registrant's Registration Statement on Form N-1A as filed via
            EDGAR on December 28, 2001.

(9)(e)      Global Custody Agreement between ABN AMRO Funds and The Chase
            Manhattan Bank, dated August 13, 1998, including all amendments, will be filed by amendment.

(10)(a) Distribution and Services Plan pursuant to Rule 12b-1 is incorporated by reference to Exhibit (m)(1) of Post-Effective
            Amendment No. 33 to the Registrant's Registration Statement on Form
            N-1A as filed via EDGAR on September 21, 2001.

(10)(b)     Amended Schedule A to Distribution and Services Plan pursuant to
            Rule 12b-1 is incorporated by reference to Exhibit (m)(2) of Post-Effective Amendment No. 36 to the Registrant's Registration
            Statement on Form N-1A as filed via EDGAR on December 28, 2001.

(10)(c)     Amended and Restated Distribution and Services Plan pursuant to Rule
            12b-1 is incorporated by reference to Exhibit (m)(2) of Post-Effective Amendment No. 33 to the Registrant's Registration
            Statement on Form N-1A as filed via EDGAR on September 21, 2001.

(10)(d)     Shareholder Servicing Agent Agreement for Class S and Class YS
            Shares is incorporated by reference to Exhibit (m)(3) of Post-Effective Amendment No. 33 to the Registrant's Registration
            Statement on Form N-1A as filed via EDGAR on September 21, 2001.

(10)(e) Shareholder Service Plan for Class S and Class YS Shares is incorporated by reference to Exhibit (m)(4) of Post-Effective
            Amendment No. 33 to the Registrant's Registration Statement on Form
            N-1A as filed via EDGAR on September 21, 2001.

(10)(f) Rule 18f-3 Plan is incorporated by reference to Exhibit (n)(1) of Post-Effective Amendment No. 33 to the Registrant's Registration
            Statement on Form N-1A as filed via EDGAR on September 21, 2001.

(10)(g) Amendment Schedule A to 18f-3 Plan is incorporated by reference to Exhibit (n)(2) of Post-Effective Amendment No. 36 to the
            Registrant's Registration Statement on Form N-1A as filed via EDGAR on December 28, 2001.

(11)        Opinion and Consent of Counsel is filed herewith.

(12) Form of Opinion and Consent of Counsel supporting the tax matters and consequences to shareholders discussed in the proxy statement/prospectus is filed herewith.

(13)(a)     Transfer Agency Services Agreement between Alleghany Funds and
            PFPC, Inc., dated April 1, 2000, is incorporated by reference to Exhibit (h)(1) of Post-Effective Amendment No. 22 to the
            Registrant's Registration Statement on Form N-1A as filed via EDGAR on June 30, 2000.

(13)(b) Amendment No. 1 to the Transfer Agency Services Agreement is incorporated by reference to Exhibit (h)(2) of Post-Effective
            Amendment No. 22 to the Registrant's Registration Statement on Form
            N-1A as filed via EDGAR on June 30, 2000.

(13)(c) Amendment No. 2 to the Transfer Agency Services Agreement is incorporated by reference to Post-Effective Amendment No. 26 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on March 1, 2001.

(13)(d) Form of Amendment No. 3 to the Transfer Agency Services Agreement is incorporated by reference to Exhibit (h)(4) of Post-Effective
            Amendment No. 33 to the Registrant's Registration Statement on Form
            N-1A as filed via EDGAR on September 21, 2001.

(13)(e) Form of Amendment No. 4 to the Transfer Agency Services Agreement is incorporated by reference to Exhibit (h)(6) of Post-Effective
            Amendment No. 36 to the Registrant's Registration Statement on Form
            N-1A as filed via EDGAR on December 28, 2001.

(13)(f)     Administration Agreement between Alleghany Funds and Alleghany
            Investment Services Inc., dated June 7, 1999, is incorporated by reference to Exhibit (h) of Post-Effective Amendment No. 17 to the
            Registrant's Registration Statement on Form N-1A as filed via EDGAR on June 28, 1999.

(13)(g) Amendment No. 1 to the Administration Agreement is incorporated by reference to Exhibit (h)(3) of Post-Effective Amendment No. 22 to the Registrant's Registration Statement on Form N-1A as filed via
            EDGAR on June 30, 2000.

(13)(h) Amendment No. 2 to the Administration Agreement is incorporated by reference to Exhibit (h) of Post Effective Amendment No. 24 to the
            Registrant's Registration Statement on Form N-1A as filed via EDGAR on December 29, 2000.

(13)(i) Amendment No. 3 to the Administration Agreement is incorporated by reference to Exhibit (h)(8) of Post-Effective Amendment No. 36 to the Registrant's Registration Statement on Form N-1A as filed via
            EDGAR on December 28, 2001.

(13)(j) Amendment No. 4 to the Administration Agreement is incorporated by reference to Exhibit (h)(9) of Post-Effective Amendment No. 36 to the Registrant's Registration Statement on Form N-1A as filed via
            EDGAR on December 28, 2001.

(13)(k) Amendment No. 4 to the Administration Agreement is incorporated by reference to Exhibit (h)(10) of Post-Effective Amendment No. 36 to the Registrant's Statement on Form N-1A as filed via EDGAR on December 28, 2001.

(13)(l) Form of Amendment No. 5 to the Administration Agreement is incorporated by reference to Exhibit (h)(11) of Post-Effective
            Amendment No. 36 to the Registrant's Registration Statement on Form
            N-1A as filed via EDGAR on December 28, 2001.

(13)(m)     Sub-Administration and Accounting Services Agreement between
            Alleghany Investment Services Inc. and PFPC Inc., dated April 1,
            2000, is incorporated by reference to Exhibit (h)(4) of Post-Effective Amendment No. 22 to the Registrant's Registration
            Statement on Form N-1A as filed via EDGAR on June 30, 2000.

(13)(n)     Amendment No. 1 to the Sub-Administration and Accounting Services
            Agreement is incorporated by reference to Exhibit (h)(5) of Post-Effective Amendment No. 22 to the Registrant's Registration
            Statement on Form N-1A as filed via EDGAR on June 30, 2000.

(13)(o)     Amendment No. 2 to the Sub-Administration and Accounting Services
            Agreement is incorporated by reference to Post-Effective Amendment
            No. 26 to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on March 1, 2001.

(14)(a)     Consent of Ernst & Young LLP is filed herewith.

(14)(b)     Consent of KPMG LLP is filed herewith.

(15)        Not Applicable.

(16)        Not Applicable.

(17)(a) Prospectuses and SAI for the ABN AMRO Funds dated March 1, 2002, are incorporated by reference to Post-Effective Amendment No. __ to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on ___________, 2002.

(17)(b)     Prospectuses and SAI for the ABN AMRO Funds dated ___________,
            2002, are incorporated by reference to Post-Effective Amendment No.
            __ to the Registrant's Registration Statement on Form N-1A as filed via EDGAR on ________, 2002.

(17)(c)     Audited Financial Statements for the ABN AMRO Funds dated October
            31, 2001, are incorporated by reference to the Registrant's N-30D filings as filed via EDGAR on January 3, 2001.

(17)(d)     Prospectuses and SAIs for the Independence One Mutual Funds dated
            June 30, 2001, are incorporated by reference to Post-Effective
            Amendment No. 33 to ABN AMRO Funds' Registration Statement on Form
            N-1A as filed via EDGAR on June 27, 2001.

(17)(e) Audited Financial Statements for the Independence One Mutual Funds dated April 30, 2001, are incorporated by reference to Independence
            One Trust's N-30D filing as filed via EDGAR on June 25, 2001.

(17)(f) Unaudited Financial Statements for the Independence One Mutual Funds dated October 31, 2001 are incorporated by reference to the Independence One Trust's N-30D filing as filed via EDGAR on December
            19, 2001.

ITEM 17.    UNDERTAKINGS.

      (1) The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act, the reoffering prospectus will contain the information called for by the applicable registration form for reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

      (2) The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                   SIGNATURES

      As required by the Securities Act of 1933, this registration statement has been signed on behalf of the registrant, in the City of Chicago, the State of Illinois, on the 31st day of January, 2002.

                                        ABN AMRO Funds


                                        By  /s/ Kenneth C. Anderson
                                            ------------------------------------
                                            Kenneth C. Anderson, President

      As required by the Securities Act of 1933, this registration statement has been signed by the following persons in the capacities and on the dates indicated:

/s/ Leonard F. Amari                  Trustee              January 31, 2002
------------------------                                   ----------------
Leonard F. Amari                                                 Date

/s/ Stuart D. Bilton             Chairman, Board of        January 31, 2002
------------------------                                   ----------------
Stuart D. Bilton                      Trustees                   Date

/s/ Arnold F. Brookstone              Trustee              January 31, 2002
------------------------                                   ----------------
Arnold F. Brookstone                                             Date

/s/ Robert Feitler                    Trustee              January 31, 2002
------------------------                                   ----------------
Robert Feitler                                                   Date

/s/ Robert A. Kushner                 Trustee              January 31, 2002
------------------------                                   ----------------
Robert A. Kushner                                                Date

/s/ Gregory T. Mutz                   Trustee              January 31, 2002
------------------------                                   ----------------
Gregory T. Mutz                                                  Date

/s/ Robert B. Scherer                 Trustee              January 31, 2002
------------------------                                   ----------------
Robert B. Scherer                                                Date

/s/ Nathan Shapiro                    Trustee              January 31, 2002
------------------------                                   ----------------
Nathan Shapiro                                                   Date

/s/ Denis Springer                    Trustee              January 31, 2002
------------------------                                   ----------------
Denis Springer                                                   Date

/s/ James Wynsma                      Trustee              January 31, 2002
------------------------                                   ----------------
James Wynsma                                                     Date

/s/ Kenneth C. Anderson              President             January 31, 2002
------------------------        (Principal Executive       ----------------
Kenneth C. Anderson                   Officer)                   Date


/s/ Gerald F. Dillenburg       Senior Vice President,      January 31, 2002
------------------------       Secretary & Treasurer       ----------------
Gerald F. Dillenburg          (Principal Accounting &           Date
                                 Financial Officer)

                                  EXHIBIT INDEX

Ex. 99.11     Opinion and Consent of Counsel.

Ex. 99.12     Form of Opinion and Consent of Tax Counsel Supporting Tax Matters.

Ex. 99.14(a)  Consent of Ernst & Young LLP.

Ex. 99.14(b)  Consent of KMG LLP.